UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-06637

The UBS Funds
(Exact name of registrant as specified in charter)

51 West 52nd Street, New York, New York		10019-6114
(Address of principal executive offices)		(Zip code)

Mark F. Kemper, Esq. UBS Global Asset Management Americas Inc. 51 West 52nd Street New York, NY 10019-6114
(Name and address of agent for service)

Copy to:
Bruce Leto, Esq. Stradley Ronon Stevens & Young, LLP 2600 One Commerce Square Philadelphia, PA 19103-7098

Registrant's telephone number, including area code:		212-882 5000

Date of fiscal year end:	June 30

Date of reporting period:	September 30, 2008

Item 1.  Schedule of Investments

UBS Dynamic Alpha Fund

Industry diversification (unaudited)(1)

As a percentage of net assets as of September 30, 2008

Common stocks
Air freight & logistics	0.46%
Airlines	0.25
Auto components	0.08
Automobiles	0.59
Beverages	0.64
Biotechnology	0.32
Building products	0.10
Capital markets	0.69
Chemicals	0.41
Commercial banks	4.46
Commercial services & supplies	0.30
Communications equipment	0.57
Computers & peripherals	0.64
Construction & engineering	0.21
Construction materials	0.42
Consumer finance	0.08
Containers & packaging	0.04
Distributors	0.09
Diversified consumer services	0.12
Diversified financial services	0.50
Diversified telecommunication services	1.25
Electric utilities	0.82
Electrical equipment	0.08
Electronic equipment, instruments & components	0.52
Energy equipment & services	0.98
Food & staples retailing	0.87
Food products	0.72
Health care equipment & supplies	0.43
Health care providers & services	0.91
Hotels, restaurants & leisure	0.98
Household durables	0.10
Household products	0.43
Industrial conglomerates	1.00
Insurance	2.21
Internet & catalog retail	0.19
Internet software & services	0.03
IT services	0.88
Leisure equipment & products	0.04
Life sciences tools & services	0.47
Machinery	0.68
Marine	0.09
Media	0.95
Metals & mining	0.63
Multi-utilities	0.90
Office electronics	0.14
Oil, gas & consumable fuels	3.91
Paper & forest products	0.18
Personal products	0.20
Pharmaceuticals	3.30
Professional services	0.42
Real estate investment trusts (REITs)	0.14
Real estate management & development	0.05
Road & rail	0.15
Semiconductors & semiconductor equipment	0.80
Software	0.81
Specialty retail	0.48
Textiles, apparel & luxury goods	0.11
Tobacco	0.07
Trading companies & distributors	0.16
Water utilities	0.02

Wireless telecommunication services	1.58%
Total common stocks	39.65
Bonds
Corporate Bonds
Chemicals	0.06
Diversified financial services	0.18
Media	0.15
Oil, gas & consumable fuels	0.07
Paper & forest products	0.22
Total corporate bonds	0.68
Asset-backed securities	2.05
Collateralized debt obligations	2.38
Commercial mortgage-backed securities	0.34
Mortgage & agency debt securities	0.60
US government obligation	0.44
Total bonds	6.49
Investment companies
UBS Opportunistic Emerging Markets Debt Relationship Fund	1.90
UBS U.S. Equity Alpha Relationship Fund	14.82
UBS U.S. Large Cap Equity Relationship Fund	9.22
UBS U.S. Large Cap Growth Equity Relationship Fund	9.83
Total investment companies	35.77
Short-term investments	5.49
Options purchased	1.04
Investment of cash collateral from securities loaned	0.51
Total investments	88.95
Cash and other assets, less liabilities	11.05
Net assets	100.00%

(1)  Figures represent the industry breakdown of direct investments of the UBS Dynamic Alpha Fund.  Figures would be different if a breakdown of the underlying investment companies’ industry diversification was included.

UBS Dynamic Alpha Fund — Portfolio of investments

September 30, 2008 (unaudited)

Security description	Shares	Value
Common stocks—39.65%
Australia—0.36%
National Australia Bank Ltd.	36,024	$732,141
OZ Minerals Ltd.	174,409	227,807
Qantas Airways Ltd.	195,921	496,372
QBE Insurance Group Ltd.	100,421	2,170,390
Rio Tinto Ltd.	19,852	1,366,378
Westpac Banking Corp.	28,795	509,694
Total Australia common stocks		5,502,782

Austria—0.30%
Telekom Austria AG	260,183	4,585,227

Belgium—0.06%
Mobistar SA	13,896	972,743

Canada—0.33%
Canadian Imperial Bank of Commerce	20,800	1,193,765
Gildan Activewear, Inc.*	61,500	1,400,970
Manulife Financial Corp.	10,400	374,078
Power Financial Corp.	15,200	475,031
Toronto-Dominion Bank	24,900	1,499,264
Total Canada common stocks		4,943,108

Finland—0.62%
Nokia Oyj	363,219	6,771,387
Stora Enso Oyj, Class R	163,508	1,612,519
Tietoenator Oyj(1)	40,587	601,610
UPM-Kymmene Oyj	29,108	457,801
Total Finland common stocks		9,443,317

France—4.27%
Air France-KLM	68,869	1,588,646
AXA SA	203,433	6,669,131
BNP Paribas	126,055	12,118,087
Cap Gemini SA	2,187	104,050
Cie Generale de Geophysique-Veritas*	64,622	2,034,501
EDF	43,314	3,138,476
France Telecom SA	333,672	9,344,142
GDF Suez	174,510	9,131,332
Societe Generale	64,883	5,889,728
Suez Environnement SA*	10,199	254,247
Technip SA	8,346	468,848
Total SA	231,880	13,989,525
Total France common stocks		64,730,713

Germany—3.02%
Allianz SE	16,805	2,311,233
Bayerische Motoren Werke AG	20,813	811,795
Celesio AG	38,116	1,672,199
Daimler AG	104,048	5,258,581
Deutsche Bank AG	4,304	306,219
Deutsche Post AG	86,817	1,831,281
E.ON AG	102,942	5,213,319
Gerresheimer AG	29,806	1,365,020
Henkel AG & Co KGaA, Preference shares	177,566	6,522,787
Metro AG	75,497	3,781,223
Muenchener Rueckversicherungs-Gesellschaft AG	42,183	6,368,285
SAP AG	13,312	714,828
Siemens AG	81,690	7,666,964
Stada Arzneimittel AG	49,522	1,998,227
Total Germany common stocks		45,821,961

Hong Kong—0.06%
Esprit Holdings Ltd.	81,200	498,887
Sun Hung Kai Properties Ltd.	45,000	462,056
Total Hong Kong common stocks		960,943

Ireland—0.71%
Bank of Ireland	709,641	4,080,120
CRH PLC	188,429	4,100,730
Elan Corp. PLC*	119,003	1,252,729
Elan Corp. PLC ADR*	86,900	927,223
Smurfit Kappa Group PLC	88,591	384,392
Total Ireland common stocks		10,745,194

Italy—0.63%
ENI SpA	293,369	7,743,500
Intesa Sanpaolo SpA	223,254	1,218,689
Terna-Rete Elettrica Nazionale SpA	54,432	199,436
UniCredit SpA	91,159	336,728
Total Italy common stocks		9,498,353

Japan—1.04%
Bank of Yokohama Ltd.	104,000	504,517
Canon, Inc.	31,500	1,177,693
Funai Electric Co., Ltd.	4,600	85,368
Honda Motor Co., Ltd.	41,600	1,235,537
ITOCHU Corp.	41,000	247,840
Japan Tobacco, Inc.	278	1,046,628
JFE Holdings, Inc.	16,100	500,817
Keyence Corp.	4,400	875,190
Komatsu Ltd.	36,800	595,676
Leopalace21 Corp.	24,300	186,870
Mitsui OSK Lines Ltd.	151,000	1,306,668
Mitsui Sumitomo Insurance Group Holdings, Inc.	15,300	517,454
Nintendo Co. Ltd.	700	291,399
NTT DoCoMo, Inc.	220	354,773
Ricoh Co., Ltd.	68,000	945,486
Sankyo Co. Ltd.	12,200	622,221
Shin-Etsu Chemical Co., Ltd.	11,100	528,467
Sompo Japan Insurance, Inc.	76,000	638,851
Sumitomo Metal Industries Ltd.	265,000	807,175
Sumitomo Metal Mining Co. Ltd.	34,000	338,279
Sumitomo Mitsui Financial Group, Inc.	87	545,044
Sumitomo Trust & Banking Co., Ltd.	96,000	636,875
Toyota Motor Corp.	41,000	1,740,744
Total Japan common stocks		15,729,572

Jersey (Channel Islands)—0.04%
Experian PLC	95,241	631,528

Luxembourg—0.29%
ArcelorMittal	58,853	2,946,109
SES SA, FDR	68,260	1,416,903
Total Luxembourg common stocks		4,363,012

Netherlands—2.03%
Akzo Nobel NV	34,693	1,667,923
ASML Holding NV	231,292	4,129,823
ASML Holding NV, Class G	57,900	1,019,619
ING Groep NV CVA	117,243	2,550,408
Ordina NV	12,069	92,290
Qiagen NV*(1)	99,000	1,953,270
Reed Elsevier NV	222,976	3,323,898
Royal Dutch Shell PLC, Class B	359,187	10,189,944
SBM Offshore NV	65,343	1,406,981

Netherlands—(concluded)
STMicroelectronics NV	105,247	1,069,408
TNT NV	120,294	3,364,413
Total Netherlands common stocks		30,767,977

Norway—0.16%
Norsk Hydro ASA	163,400	1,103,581
Petroleum Geo-Services ASA*	98,950	1,313,388
Total Norway common stocks		2,416,969

Portugal—0.24%
Banco Espirito Santo SA	42,307	525,073
Portugal Telecom SGPS SA	310,629	3,142,881
Total Portugal common stocks		3,667,954

Singapore—0.12%
DBS Group Holdings Ltd.	53,000	626,621
United Overseas Bank Ltd.	96,000	1,137,103
Total Singapore common stocks		1,763,724

Spain—0.95%
Banco Bilbao Vizcaya Argentaria SA	333,155	5,400,805
Banco Santander SA	465,853	7,051,881
Inditex SA	44,551	1,900,517
Total Spain common stocks		14,353,203

Sweden—0.13%
Skandinaviska Enskilda Banken AB, Class A	55,400	871,105
Svenska Cellulosa AB, Class B	55,200	584,926
Telefonaktiebolaget LM Ericsson, Class B	50,400	475,134
Total Sweden common stocks		1,931,165

Switzerland—2.61%
Adecco SA	43,706	1,909,713
Credit Suisse Group AG	80,108	3,814,054
Holcim Ltd.	14,100	1,031,708
Nestle SA	107,331	4,642,287
Nobel Biocare Holding AG	34,428	1,154,288
Novartis AG	172,327	9,013,629
Roche Holding AG	92,474	14,415,488
Swiss Reinsurance	63,188	3,529,015
Total Switzerland common stocks		39,510,182

United Kingdom—8.77%
Aberdeen Asset Management PLC	156,872	360,378
Anglo American PLC	35,298	1,180,061
Anite PLC	241,557	139,581
Ashtead Group PLC	395,467	474,117
Associated British Foods PLC	95,935	1,212,953
AstraZeneca PLC	135,465	5,928,309
Aviva PLC	503,821	4,381,953
Balfour Beatty PLC	131,818	709,178
Barclays PLC	1,275,092	7,745,893
BP PLC	2,135,084	17,774,120
BPP Holdings PLC	21,770	177,043
British Airways PLC	627,223	1,889,966
British Polythene Industries PLC	40,487	154,693
British Sky Broadcasting Group PLC	380,460	2,829,300
Brixton PLC	311,326	1,162,204
BT Group PLC	528,773	1,527,281
Carnival PLC	97,568	2,924,240
Cattles PLC	557,339	771,596
Centrica PLC	397,305	2,223,411
Computacenter PLC	35,947	63,201

Daily Mail & General Trust (Non-voting), Class A	199,513	1,154,409
Diageo PLC	286,872	4,856,169
DSG International PLC	1,238,396	1,068,472
Electrocomponents PLC	361,954	1,058,097
Enodis PLC	185,742	1,039,652
Entertainment Rights PLC*	458,314	21,921
GlaxoSmithKline PLC	586,734	12,676,028
HBOS PLC	1,311,519	2,978,227
Highway Insurance Group PLC	113,836	142,323
HMV Group PLC	1,332,060	3,039,945
Home Retail Group PLC	301,407	1,282,861
HSBC Holdings PLC	265,410	4,298,272
IMI PLC	10,119	68,144
ITV PLC	1,125,688	842,980
Kesa Electricals PLC	176,217	352,574
Leaf Clean Energy Co.*	351,856	603,653
Lloyds TSB Group PLC	198,596	826,114
Logica PLC	1,903,404	3,696,157
Lookers PLC	181,278	150,153
Monitise PLC*	915,512	126,193
Northern Foods PLC	754,379	866,829
Old Mutual PLC	463,075	647,447
Phoenix IT Group Ltd.	57,979	179,216
Premier Farnell PLC	549,069	1,614,466
Premier Farnell PLC, Preferred	26,309	608,055
Prudential PLC	422,308	3,887,242
Psion PLC	84,183	101,406
Quintain Estates & Development PLC	41,995	152,295
Regus Group PLC	898,303	1,027,934
Rentokil Initial PLC	540,231	666,328
Royal Bank of Scotland Group PLC	421,535	1,396,350
Safestore Holdings PLC	101,554	235,214
Severn Trent PLC	12,624	304,822
SMG PLC*	2,442,385	413,950
Southern Cross Healthcare Ltd.	56,314	104,697
Taylor Wimpey plc	752,944	481,106
Ted Baker PLC	53,161	331,909
Tesco PLC	433,311	3,013,441
Tomkins PLC	356,629	987,461
TUI Travel PLC	137,420	527,700
Tullow Oil PLC	86,040	1,098,116
Unilever PLC	145,519	3,950,260
Vodafone Group PLC	5,983,407	13,218,531
Wolseley PLC	217,880	1,659,333
Xstrata PLC	18,750	580,397
Yule Catto & Co. PLC	333,625	754,817
Zetar PLC*	60,419	158,408
Total United Kingdom common stocks		132,879,552

United States—12.91%
Accenture Ltd., Class A	31,200	1,185,600
Aetna, Inc.	43,300	1,563,563
Affiliated Computer Services, Inc., Class A*	18,300	926,529
Aflac, Inc.	16,600	975,250
Allergan, Inc.	18,900	973,350
Alpha Natural Resources, Inc.*	13,400	689,162
Amazon.com, Inc.*	22,100	1,607,996
American Electric Power Co., Inc.	28,000	1,036,840
American Tower Corp., Class A*	89,800	3,230,106

United States—(continued)
Amgen, Inc.*	29,800	1,766,246
Amphenol Corp., Class A	91,200	3,660,768
Analog Devices, Inc.	21,600	569,160
Arch Coal, Inc.	7,500	246,675
AT&T, Inc.	11,800	329,456
Bare Escentuals, Inc.*(1)	143,300	1,557,671
BioMarin Pharmaceutical, Inc.*	34,100	903,309
BorgWarner, Inc.	10,400	340,808
Burger King Holdings, Inc.	121,300	2,979,128
Burlington Northern Santa Fe Corp.	25,000	2,310,750
C.R. Bard, Inc.	9,300	882,291
Cameron International Corp.*	41,800	1,610,972
Carnival Corp.	62,800	2,219,980
Central European Distribution Corp.*	42,000	1,907,220
Cephalon, Inc.*	8,800	681,912
Chico’s FAS, Inc.*	57,200	312,884
Citigroup, Inc.	145,100	2,976,001
CME Group, Inc.	1,700	631,567
Cognizant Technology Solutions Corp., Class A*	113,400	2,588,922
Comcast Corp., Class A	95,600	1,876,628
Complete Production Services, Inc.*	70,500	1,419,165
Concur Technologies, Inc.*	37,600	1,438,576
CONSOL Energy, Inc.	12,400	569,036
Constellation Brands, Inc., Class A*	136,600	2,931,436
Continental Resources, Inc.*	20,200	792,446
Costco Wholesale Corp.	9,000	584,370
DaVita, Inc.*	39,300	2,240,493
Dell, Inc.*	133,000	2,191,840
Digital Realty Trust, Inc. (1)	19,300	911,925
Discover Financial Services	28,300	391,106
Dril-Quip, Inc.*	24,900	1,080,411
Dun & Bradstreet Corp.	40,500	3,821,580
eBay, Inc.*	23,100	516,978
Ecolab, Inc.	37,400	1,814,648
EnergySolutions, Inc.	85,000	850,000
ENSCO International, Inc.	23,500	1,354,305
Estee Lauder Cos., Inc.	29,100	1,452,381
Exelon Corp.	41,400	2,592,468
F5 Networks, Inc.*	66,400	1,552,432
FedEx Corp.	22,500	1,778,400
Fifth Third Bancorp(1)	82,600	982,940
FirstEnergy Corp.	3,600	241,164
Fiserv, Inc.*	78,000	3,690,960
Flowserve Corp.	18,900	1,677,753
Fortune Brands, Inc.	16,300	934,968
Gaylord Entertainment Co.*(1)	43,800	1,286,406
General Electric Co.	190,100	4,847,550
Genzyme Corp.*	18,600	1,504,554
Halliburton Co.	35,000	1,133,650
Harsco Corp.	24,800	922,312
Hartford Financial Services Group, Inc.	10,800	442,692
Henry Schein, Inc.*	36,700	1,975,928
Hologic, Inc.*	75,100	1,451,683
Illinois Tool Works, Inc.	74,200	3,298,190
Immucor, Inc.*	50,500	1,613,980
Intel Corp.	35,800	670,534
JPMorgan Chase & Co.	3,700	172,790
Life Time Fitness, Inc.*(1)	46,700	1,460,309
LKQ Corp.*	82,200	1,394,934
Martin Marietta Materials, Inc.(1)	11,500	1,287,770
Masco Corp.	85,100	1,526,694
McDermott International, Inc.*	58,000	1,481,900
Medco Health Solutions, Inc.*	23,800	1,071,000
Medtronic, Inc.	26,200	1,312,620
Merck & Co., Inc.	29,800	940,488
MetroPCS Communications, Inc.*(1)	101,300	1,417,187
Microchip Technology, Inc.(1)	62,100	1,827,603
Micron Technology, Inc.*	88,900	360,045
Micros Systems, Inc.*	81,300	2,167,458
Microsoft Corp.	33,800	902,122
Monsanto Co.	2,300	227,654

Morgan Stanley	52,400	1,205,200
Nasdaq OMX Group, Inc.*(1)	41,900	1,280,883
National Oilwell Varco, Inc.*	27,500	1,381,325
NCR Corp.*	147,100	3,243,555
NetApp, Inc.*	72,800	1,327,144
Newfield Exploration Co.*	49,300	1,577,107
News Corp., Class A	45,300	543,147
NiSource, Inc.	66,100	975,636
Nuance Communications, Inc.*(1)	122,500	1,493,275
Omnicom Group, Inc.	28,700	1,106,672
PACCAR, Inc.	14,000	534,660
Pediatrix Medical Group, Inc.*	48,700	2,625,905
Praxair, Inc.	18,200	1,305,668
Psychiatric Solutions, Inc.*	60,400	2,292,180
Quanta Services, Inc.*	89,700	2,422,797
Quicksilver Resources, Inc.*	39,600	777,348
Range Resources Corp.	23,900	1,024,593
Red Hat, Inc.*	3,300	49,731
Roper Industries, Inc.	22,400	1,275,904
Royal Caribbean Cruises Ltd.	21,000	435,750
SanDisk Corp.*	74,700	1,460,385
SBA Communications Corp., Class A*	91,000	2,354,170
Sempra Energy	24,800	1,251,656
Smith International, Inc.	27,800	1,630,192
Solera Holdings, Inc.*	87,800	2,521,616
Southwestern Energy Co.*	55,200	1,685,808
Sprint Nextel Corp.	413,000	2,519,300
SPX Corp.	27,800	2,140,600
Starwood Hotels & Resorts Worldwide, Inc.	9,600	270,144
Stericycle, Inc.*	14,200	836,522
Strayer Education, Inc.	8,000	1,602,080
Symantec Corp.*	105,600	2,067,648
SYSCO Corp.	188,500	5,811,455
TD Ameritrade Holding Corp.*	188,700	3,056,940
Teradata Corp.*	68,900	1,343,550
Tessera Technologies, Inc.*	62,300	1,017,982
Thermo Fisher Scientific, Inc.*	68,400	3,762,000
Time Warner, Inc.	27,100	355,281
UnitedHealth Group, Inc.	13,500	342,765
Varian Semiconductor Equipment Associates, Inc.*	29,000	728,480
Viacom, Inc., Class B*	20,400	506,736
VMware Inc., Class A*(1)	13,677	364,355
WABCO Holdings, Inc.	23,200	824,528
Waddell & Reed Financial, Inc.	75,500	1,868,625
Weatherford International Ltd.*	50,800	1,277,112
Wells Fargo & Co.	121,700	4,567,401
WMS Industries, Inc.*(1)	90,200	2,757,414

United States—(concluded)
Wyeth	58,300	2,153,602
Xilinx, Inc.	30,800	722,260
Total United States common stocks		195,729,665
Total common stocks (cost $770,385,408)		600,948,844

Face amount
Bonds—7.17%
Corporate bonds—0.68%
Luxembourg—0.21%
Hellas Telecommunications Luxembourg III,
8.500%, due 10/15/13	EUR	1,721,000	1,744,433
Lighthouse International Co. SA,
8.000%, due 04/30/14	1,750,000	1,490,508
Total Luxembourg corporate bonds	3,234,941

United States—0.47%
Axcan Intermediate Holdings, Inc.,
12.750%, due 03/01/16(2)	$600,000	594,000
Boise Cascade LLC,
7.125%, due 10/15/14	4,778,000	3,272,930
CIT Group, Inc.,
2.946%, due 01/30/09(3)	600,000	540,561
Momentive Performance Materials, Inc.,
11.500%, due 12/01/16(1)	1,230,000	836,400
Nustar Logistics,
7.650%, due 04/15/18	330,000	331,754
Truvo Subsidiary Corp.,
8.500%, due 12/01/14(1)	EUR	1,050,000	768,659
Valero Energy Corp.,
6.625%, due 06/15/37	$900,000	776,637
Total United States corporate bonds	7,120,941
Total corporate bonds (cost $14,351,423)	10,355,882

Asset-backed securities—2.05%
United States—2.05%
American Express Credit Account Master Trust,
Series 2004-4, Class A,
2.578%, due 03/15/12(3)	1,280,000	1,265,272
AmeriCredit Automobile Receivables Trust,
Series 2008-AF, Class A2A,
4.470%, due 01/12/12	1,950,000	1,865,097
Argent Securities, Inc.,
Series 2006-M3, Class A2A,
3.257%, due 10/25/36(3)	59,475	58,160
Capital Auto Receivables Asset Trust,
Series 2008-2, Class A2B,
3.408%, due 03/15/11(3)	1,250,000	1,245,332
Capital One Prime Auto Receivables Trust,
Series 2007-1, Class A3,
5.470%, due 06/15/11	1,900,000	1,906,694
Chase Manhattan Auto Owner Trust,
Series 2006-B, Class A3,
5.130%, due 05/15/11	1,556,867	1,561,233
CNH Equipment Trust,
Series 2007-C, Class A3B,
3.438%, due 12/15/11(3)	400,000	394,551
Countrywide Asset-Backed Certificates,
Series 2006-S9, Class A5,
5.871%, due 08/25/36(3)	1,495,993	581,103
Daimler Chrysler Auto Trust,
Series 2006-C, Class A3,
5.020%, due 07/08/10	747,979	749,722

United States—(continued)
First Franklin Mortgage Loan Asset-Backed Certificates,
Series 2006-FFA, Class A3,
3.327%, due 09/25/26(3)	4,856,747	1,496,684
Series 2006-FFB, Class A2,
3.337%, due 12/25/26(3)	2,043,981	490,555
GSAMP Trust,
Series 2006-S2, Class A3,
5.628%, due 01/25/36(5)	1,500,000	150,000
Series 2006-S5, Class A2,
5.658%, due 09/25/36(5)	295,040	29,504
Series 2005-S1, Class B1,
6.708%, due 12/25/34(5)	770,596	3,853
Home Equity Asset Trust,
Series 2006-3, Class 2A3,
3.387%, due 07/25/36(3)	600,000	516,248
Home Equity Mortgage Trust,
Series 2006-6, Class 2A1,
3.307%, due 03/25/37(3)	2,763,900	556,759
Series 2006-3, Class A1,
5.472%, due 09/25/36(3)	1,188,483	386,257
Series 2006-5, Class A1,
5.500%, due 01/25/37(5)	2,105,430	503,394
Series 06-4, Class A1,
5.671%, due 11/25/36(5)	2,234,906	558,727
Lake Country Mortgage Loan Trust,
Series 2005-HE1, Class A2,
3.587%, due 12/25/32(2),(3)	81,634	81,335
MBNA Credit Card Master Note Trust,
Series 2006-A1, Class A1,
4.900%, due 07/15/11	1,100,000	1,101,595
Merrill Auto Trust Securitization,
Series 2007-1, Class A4,
2.548%, due 12/15/13(3)	2,000,000	1,887,483
Merrill Lynch First Franklin Mortgage Loan Trust,
Series 2007-A, Class A1,
4.307%, due 10/25/27(3)	1,456,717	1,352,416

United States—(continued)
Merrill Lynch Mortgage Investors, Inc.,
Series 2006-AHL1, Class A2A,
3.257%, due 05/25/37(3)	83,588	82,353
Series 2006-SL2, Class A,
3.357%, due 05/25/37(3)	4,897,789	977,599
Series 2005-SL3, Class B1,
4.407%, due 07/25/36(3)	906,508	6,006
Series 2004-SL2, Class B4,
10.332%, due 06/25/35(2),(3),(4)	1,191,415	138,919
Morgan Stanley Mortgage Loan Trust,
Series 2006-10SL, Class A1,
3.337%, due 08/25/36(3)	2,344,183	644,650
Series 2006-14SL, Class A1,
3.367%, due 11/25/36(3)	1,811,602	498,191
Nomura Asset Acceptance Corp.,
Series 2006-S4, Class A1,
3.377%, due 08/25/36(3)	2,138,789	631,611
Peco Energy Transition Trust,
Series 2000-A, Class A3,
7.625%, due 03/01/10	1,749,272	1,770,383
Popular ABS Mortgage Pass-Through Trust,
Series 2006-E, Class A1,
3.297%, due 01/25/37(3)	93,025	89,495
Renaissance Home Equity Loan Trust,
Series 2006-4, Class AV1,
3.277%, due 01/25/37(3)	572,736	557,354
Series 2005-3, Class AF3,
4.814%, due 11/25/35(5)	108,646	106,716
Residential Asset Mortgage Products, Inc.,
Series 2006-RS5, Class A1,
3.277%, due 09/25/36(3)	32,750	32,331
Series 2006-RS4, Class A1,
3.287%, due 07/25/36(3)	46,431	46,119
Residential Asset Securities Corp.,
Series 2006-KS2, Class A3,
3.397%, due 03/25/36(3)	760,403	690,425
Series 2005-KS11, Class AI3,
3.407%, due 12/25/35(3)	154,906	145,033
SACO I Trust,
Series 2006-5, Class 1A,
3.357%, due 04/25/36(3)	1,650,250	398,747
Series 2006-5, Class 2A1,
3.357%, due 05/25/36(3),(4)	3,161,170	717,380
Series 2006-3, Class A1,
3.387%, due 04/25/36(3)	2,812,994	820,201
Soundview Home Equity Loan Trust,
Series 2006-EQ2, Class A1,
3.287%, due 01/25/37(3)	144,313	140,978
Series 2006-OPT3, Class 2A2,
3.317%, due 06/25/36(3)	75,539	73,279
Series 2006-OPT2, Class A2,
3.327%, due 05/25/36(3)	2,305	2,286
Structured Asset Investment Loan Trust,
Series 2006-BNC3, Class A2,
3.247%, due 09/25/36(3)	295,348	289,440
USAA Auto Owner Trust,
Series 2005-4, Class A4,
4.890%, due 08/15/12	1,850,000	1,849,883
Volkswagen Auto Loan Enhanced Trust,
Series 2008-1, Class A2,
3.710%, due 04/20/11	1,675,000	1,660,119
Total asset-backed securities (cost $47,861,473)		31,111,472

Collateralized debt obligations—2.38%
Cayman Islands—0.56%
Avenue CLO Fund Ltd.,
Series 2006-4I, Class SUB,
due 11/07/18(4),(6)	2,625,000	997,500
Series 2007-5I, Class SUB,
due 04/25/19(4),(6)	2,200,000	880,000
Babson CLO Ltd.,,
Series 2007-1A, Class INC,
due 01/18/21(2),(4),(6)	1,500,000	570,000
Callidus Debt Partners Fund Ltd.,
Series 5A, Class INC,
due 11/20/20(2),(4),(6)	2,000,000	760,000
Emerson Place CLO Ltd.,
Series 2006-1A, Class SUB,
due 01/15/19(2),(4),(6)	2,750,000	1,155,000
FM Leveraged Capital Fund II,
due 11/20/20(2),(4),(6)	5,300,000	1,839,980
GSC Partners CDO Fund Ltd.,
Series 2007-8A, Class SUB,
due 04/17/21(2),(4),(6)	1,500,000	645,000
GSC Partners CDO Fund V Ltd.,
due 11/20/16(2),(4),(6)	650,000	195,000
Harbourview CLO VI Ltd.,
Series 6A, Class SUB,
due 12/27/19(2),(4),(6)	1,200,000	684,000
LNR CDO Ltd.,
Series 2006-1A, Class FFX,
7.592%, due 05/28/43(2),(4)	8,000,000	800,000
Logan CDO Ltd.,
Series III-A, Class E,
17.783%, due 07/05/57(2),(3),(4)	2,000,000	0
Total Cayman Islands collateralized debt obligations		8,526,480

Ireland—0.39%
Avoca CLO I BV,
Series VI-A, Class M,
due 01/16/23(2),(4),(6)	2,000,000	1,421,878
Eurocredit CDO BV,
Series VI-X, Class SUB,
due 01/16/22(4),(6)	4,500,000	4,470,680
Total Ireland collateralized debt obligations		5,892,558

Luxembourg—0.17%
Ashwell Rated SA,
due 12/22/77(2),(3),(4),(6)	1,400,000	298,679
Ashwell SA,
6.625%, due 12/22/77	1,950,000	416,017
GSC European CDO SA,
Series I-RA, Class SUB,
due 12/15/22(2),(4),(6),(7)	2,400,000	1,824,509
Total Luxembourg collateralized debt obligations		2,539,205

Netherlands—0.75%
Ares Euro CLO BV,
Series 2007-1A, Class G1,
1.000%, due 05/15/24(4)	EUR	1,400,000	1,202,261
Cadogan Square CLO BV,
Series 3A, Class M,
12.640%, due 01/17/23(2),(3),(4)		2,000,000	1,962,755
Grosvenor Place CLO BV,
Series II-A, Class SUB,
7.500%, due 03/28/23(2),(4)		3,250,000	2,882,470
Harbourmaster CLO Ltd.,
Series 7A, Class C,
due 09/22/22(2),(4),(6),(7)		3,000,000	1,900,529
Highlander Euro CDO,
Series 2006-2CA, Class F1,
due 12/14/22(4),(6),(7)		3,000,000	1,773,828
Queen Street CLO,
Series 2006-1A, Class F,
due 04/15/23(4),(6),(7)		1,900,000	1,668,018
Total Netherlands collateralized debt obligations			11,389,861

United States—0.51%
Cent CDO Ltd.,
Series 2006-12A, Class INC,
due 11/18/20(4),(6),(7)		2,000,000	763,180
Colts,
Series 2007 - 1,
due 03/20/21(2),(3),(4),(6)		1,700,000	272,000
GoldenTree Loan Opportunities III Ltd.,
Series 2007-3A, Class SUB,
due 05/01/22(2),(4),(6)		2,600,000	1,716,000
OHA Park Avenue CLO Ltd.,
Series 2007-1A, Class SUB,
due 03/14/22(2),(4),(6)		2,400,000	1,152,000
Regent’s Park CDO BV,
Series 1A, Class F,
due 01/26/23(2),(4),(6)		2,000,000	1,354,867
Shasta CLO I Ltd.,
due 04/20/21(2),(3),(4),(6)		6,000,000	2,400,000
Total United States collateralized debt obligations			$7,658,047
Total collateralized debt obligations (cost $82,214,807)			36,006,151

Commercial mortgage-backed securities—0.34%
United States—0.34%
Banc of America Commercial Mortgage, Inc.,
Series 2004-4, Class A3,
4.128%, due 07/10/42		1,250,000	1,229,849
Banc of America Large Loan, Inc.,
Series 2005-MIB1, Class A2,
2.698%, due 03/15/22(2),(3)		2,000,000	1,826,044
Greenwich Capital Commercial Funding Corp.,
Series 2006-RR1, Class A1,
5.961%, due 03/18/49(2),(3)		750,000	408,281
GS Alternative Mortgage Product II,
Series 2006-CC1, Class A,
5.501%, due 03/21/46(2),(3)		365,183	182,591
Series 2007-GKK1, Class A1,
5.701%, due 12/20/49(2),(3),(4)		475,000	209,000
Merrill Lynch Mortgage Investors, Inc.,
Series 2006-A1, Class M3,
5.950%, due 03/25/36(3)	$1,664,050		45,872
Wachovia Auto Loan Owner Trust,
Series 2006-1, Class A3,
5.100%, due 07/20/11(2)		1,257,192	1,256,611
Total commercial mortgage-backed securities (cost $5,468,238)			5,158,248

Mortgage & agency debt securities—0.60%
United States—0.60%
Adjustable Rate Mortgage Trust,
Series 2005-4, Class CB4,
5.237%, due 08/25/35(2),(3)	983,125	49,156
American Home Mortgage Investment Trust,
Series 2006-3, Class 4A,
3.397%, due 11/25/35(3)	3,417,602	1,034,491
Banc of America Alternative Loan Trust,
Series 2006-9, Class B2,
6.250%, due 01/25/37	868,118	51,913
Bear Stearns Alt-A Trust,
Series 06-4, Class 3B2,
6.263%, due 07/25/36(3)	8,426,739	85,584
Citicorp Mortgage Securities, Inc.,
Series 2006-3, Class B1,
5.945%, due 06/25/36(3)	339,526	118,834
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-WF2, Class AV2,
3.447%, due 08/25/35(3)	267,987	244,759
Series 2006-AR6, Class 1B1,
6.060%, due 08/25/36(3)	3,985,791	199,290
Countrywide Alternative Loan Trust,
Series 2006-45T1, Class M1,
6.000%, due 02/25/37	641,876	45,948
Series 2006-26CB, Class M1,
6.500%, due 09/25/36	1,227,369	91,316
Credit Suisse Mortgage Capital Certificates,
Series 2006-4, Class CB1,
5.755%, due 05/25/36(3)	705,327	35,266
Series 2006-7, Class B1,
6.302%, due 08/25/36(3)	741,733	44,504
Federal Home Loan Mortgage Corp. Gold Pools,††
#M80817, 4.000%, due 05/01/10	1,265,353	1,262,003
Federal National Mortgage Association,††
Series 2005-86, Class WH,
5.000%, due 11/25/25	887,643	891,766
Series 2006-50, Class PA,
5.000%, due 04/25/27	951,512	957,139
GSR Mortgage Loan Trust,
Series 2006-5F, Class B1,
6.198%, due 06/25/36(3)	974,278	146,142

United States—(concluded)
Harborview Mortgage Loan Trust,
Series 2005-3, Class 2A1A,
3.270%, due 06/19/35(3)	295,846	179,208
IndyMac INDA Mortgage Loan Trust,
Series 2007-AR1, Class B1,
5.815%, due 03/25/37(3)	448,246	112,062
IndyMac INDX Mortgage Loan Trust,
Series 2006-AR25, Class B1,
6.228%, due 09/25/36(3)	2,583,745	196,391
Series 2006-AR19, Class 1B2,
6.343%, due 08/25/36(3)	2,386,683	79,758
Residential Accredit Loans, Inc.,
Series 2005-QA10, Class M3,
5.626%, due 09/25/35(3)	979,676	33,816
Series 2006-QS5, Class M1,
6.000%, due 05/25/36	1,946,889	331,635
Residential Funding Mortgage Securities I,
Series 2006-SA4, Class M1,
6.126%, due 11/25/36(3)	1,895,354	75,814
Soundview Home Equity Loan Trust,
Series 2006-WF1, Class A1A,
3.307%, due 10/25/36(3)	38,619	38,334
Structured Adjustable Rate Mortgage Loan Trust,
Series 2005-7, Class B11,
5.315%, due 04/25/35(3)	1,689,072	793,864
Series 2007-1, Class B1II,
6.284%, due 02/25/37(3)	2,011,920	489,712
Series 2006-7, Class B1II,
6.452%, due 08/25/36(3)	2,493,893	167,288
WaMu Mortgage Pass-Through Certificates,
Series 2006-AR16, Class LB1,
5.620%, due 12/25/36(3)	474,501	203,235
Series 2006-AR16, Class 3B1,
5.688%, due 12/25/36(3)	1,299,058	106,848
Series 2007-HY1, Class 3B1,
5.882%, due 02/25/37(3)	1,757,665	435,020
Wells Fargo Mortgage Backed Securities Trust,
Series 2006-18, Class B1,
6.000%, due 12/26/36	1,281,579	463,827
Series 2007-3, Class CRB1,
6.000%, due 04/25/37	544,415	78,777
Series 2006-AR12, Class 2B1,
6.100%, due 09/25/36(3)	373,590	56,038
Total mortgage & agency debt securities (cost $10,681,260)		9,099,738

US government obligations—0.44%
US Treasury Inflation Indexed Bonds (TIPS),
3.875%, due 01/15/09 (cost $6,868,623)	6,705,050	6,686,718
Total bonds (cost $167,445,824)		98,418,209

	Shares
Investment companies—35.77%
UBS Opportunistic Emerging Markets Debt Relationship Fund*(8)	2,615,329	28,816,219
UBS U.S. Equity Alpha Relationship Fund*(8)	21,783,694	224,515,818
UBS U.S. Large Cap Equity Relationship Fund*(8)	8,097,226	139,784,040
UBS U.S. Large Cap Growth Equity Relationship Fund*(8)	14,436,359	148,869,176
Total investment companies (cost $554,574,472)		541,985,253

Face amount
Short-term investments—5.49%
Certificate of deposit—1.50%
Royal Bank of Scotland PLC, 5.97%, due 01/20/09 (cost $19,708,636)	$10,000,000	22,700,282

	Units
Investment company—3.99%
UBS Cash Management Prime Relationship Fund, 2.84%(9),(8) (cost $60,431,268)	60,431,268	60,431,268
Total short-term investments (cost $80,139,904)		83,131,550

	Number of contracts
Options purchased—1.04%
Call options—0.20%
3 Month Euro Euribor Interest Rate Futures,
strike @ EUR 96.75, expires September 2009*	2,057	1,122,140
3 Month Euro Euribor Interest Rate Futures,
strike @ EUR 97.00, expires December 2009*	1,600	647,588
30 Day Fed Fund Futures,
strike @ USD 98.25, expires December 2008*	226	160,096
Fed Fund Futures,
strike @ USD 98.13, expires November 2008*	95	92,039
LIFFE 3 Month Libor Interest Rate Futures,
strike @ GBP 95.00, expires March 2009*	63	73,503
U.S. Treasury Bond Futures,
strike @ USD 118.00, expires November 2008*	302	698,375
U.S. Treasury Bond Futures,
strike @ USD 124.00, expires November 2008*	302	207,625
		3,001,366

Put options—0.84%
30 Day Fed Fund Futures,
strike @ USD 97.25, expires December 2008*	226	$2,354
Dow Jones Euro STOXX Index,
strike @ EUR 3,200.00, expires December 2008*	1,431	5,185,482
FTSE 100 Index,
strike @ GBP 4,825.00, expires December 2008*	338	1,442,192
S & P 500 Index,
strike @ USD 1,175.00, expires December 2008*	876	6,132,000
		12,762,028
Total options purchased (cost $12,907,600)		15,763,394

	Shares
Investment of cash collateral from securities loaned—0.51%
UBS Supplementary Trust—U.S. Cash Management Prime Fund, 2.85%(8),(9) (cost $7,653,912)	7,653,912	7,653,912
Total investments—88.95% (cost $1,593,107,120)		1,347,901,162
Cash and other assets, less liabilities—11.05%		167,414,616
Net assets—100.00%		$1,515,315,778

Notes to portfolio of investments

Aggregate cost for federal income tax purposes, which was the same for book purposes, was $1,593,107,120; and net unrealized depreciation consisted of:

Gross unrealized appreciation	$16,991,472
Gross unrealized depreciation	(262,197,430)
Net unrealized depreciation	$(245,205,958)

*	Non-income producing security.
††

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.

(1)	Security, or portion thereof, was on loan at September 30, 2008.
(2)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid, unless otherwise noted, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2008, the value of these securities amounted to $28,580,604 or 1.80% of net assets.

(3)	Floating rate security — The interest rates shown are the current rates as of September 30, 2008.
(4)	Security is illiquid. These securities amounted to $36,655,433 or 2.42% of net assets.
(5)	Step bond — Coupon rate increases in increments to maturity. Rate disclosed is as of September 30, 2008. Maturity date disclosed is the ultimate maturity date.
(6)	This security is the equity tranche of a collateralized debt obligation. The Fund receives periodic payments, which may vary, from the issuers of this security.
(7)	Rate shown reflects annualized yield at September 30, 2008 on zero coupon bond.
(8)	Investment in affiliated mutual fund.
(9)	The rate shown reflects the yield at September 30, 2008.

ADR	American depositary receipt
CDO	Collateralized debt obligations
CLO	Collateralized loan obligations
CVA	Dutch certification - depository certificate
FDR	Fiduciary depository receipt
GS	Goldman Sachs
GSAMP	Goldman Sachs Mortgage Securities Corp.
GSR	Goldman Sachs Residential
Preference shares	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
TIPS

Treasury inflation protected securities (“TIPS”) are debt securities issued by the US Treasury whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. The interest rate paid by the TIPS is fixed, while the principal value rises or falls based on changes in a published Consumer Price Index (“CPI”). Thus, if inflation occurs, the principal and interest payments on the TIPS are adjusted accordingly to protect investors from inflationary loss.  During a deflationary period, the principal and interest payments decrease, although the TIPS principal amounts will not drop below their face amounts at maturity. In exchange for the inflation protection, the TIPS generally pay lower interest rates than typical US Treasury securities. Only if inflation occurs will TIPS offer a higher real yield than a conventional Treasury bond of the same maturity.

Currency type abbreviations:
EUR	Euro
GBP	Great Britain Pound
USD	United States Dollar

Restricted securities

Securities	Acquisition dates	Acquisition cost	Acquisition cost as a percentage of net assets	09/30/08 Market value	09/30/08 Market value as a percentage of net assets
Ares Euro CLO BV,
Series 2007-1A, Class G1,
1.000%, due 05/15/24	03/26/07	$1,400,000	0.09%	$1,202,261	0.08%
Ashwell Rated SA,
due 12/22/77	01/29/07	1,290,100	0.09	298,679	0.02
Avoca CLO I BV,
Series VI-A, Class M,
due 01/16/23	10/19/06	2,000,000	0.13	1,421,878	0.09
Babson CLO Ltd.,
Series 2007-1A, Class INC,
due 01/18/21	02/02/07	1,425,000	0.09	570,000	0.04
Cadogan Square CLO BV,
Series 3A, Class M,
12.640%, due 01/17/23	12/01/06	1,900,000	0.13	1,962,755	0.13
Callidus Debt Partners Fund Ltd.,
Series 5A, Class INC,
due 11/20/20	11/01/06	1,900,000	0.13	760,000	0.05
Colts,
Series 2007 - 1,
due 03/20/21	02/09/07	1,615,000	0.11	272,000	0.02
Emerson Place CLO Ltd.,
Series 2006-1A, Class SUB,
due 01/15/19	11/03/06	2,447,500	0.16	1,155,000	0.07
FM Leveraged Capital Fund II,
due 11/20/20	10/31/06	5,300,000	0.35	1,839,980	0.12
GoldenTree Loan Opportunities III Ltd.,
Series 2007-3A, Class SUB,
due 05/1/22	02/27/07	2,600,000	0.17	1,716,000	0.11
Grosvenor Place CLO BV,
Series II-A, Class SUB,
7.500%, due 03/28/23	12/15/06	3,217,500	0.21	2,882,470	0.19
GS Alternative Mortgage Product II,
Series 2007-GKK1, Class A1,
5.701%, due 12/20/49	05/02/08	259,469	0.02	209,000	0.01
GSC European CDO SA,
Series I-RA, Class SUB,
due 12/15/22	12/01/06	2,400,000	0.16	1,824,509	0.12
GSC Partners CDO Fund Ltd.,
Series 2007-8A, Class SUB,
due 04/17/21	02/28/07	1,393,350	0.09	645,000	0.04
GSC Partners CDO Fund V Ltd.,
due 11/20/16	02/07/07	598,000	0.04	195,000	0.01
Harbourmaster CLO Ltd.,
Series 7A, Class C,
due 09/22/22	10/31/06	2,850,000	0.19	1,900,529	0.12
Harbourview CLO VI Ltd.,
Series 6A, Class SUB,
due 12/27/19	10/20/06	1,128,000	0.07	684,000	0.05
Highlander Euro CDO,
Series 2006-2CA, Class F1,
due 12/14/22	11/28/06	2,910,000	0.19	1,773,828	0.12
LNR CDO Ltd.,
Series 2006-1A, Class FFX,
7.592%, due 05/28/43	11/03/06	8,138,056	0.54	800,000	0.05
Logan CDO Ltd.,
Series III-A, Class E,
17.783%, due 07/5/57	06/08/07	2,000,000	0.13	0	0.00
Merrill Lynch Mortgage Investors, Inc.,
Series 2004-SL2, Class B4,
10.332%, due 06/25/35	06/13/08	21,594	0.00 (1)	138,919	0.01
OHA Park Avenue CLO Ltd.,
Series 2007-1A, Class SUB,
due 03/14/22	02/26/07	2,400,000	0.16	1,152,000	0.08
Queen Street CLO,
Series 2006-1A, Class F,
due 04/15/23	12/12/06	1,900,000	0.13	1,668,018	0.11
Regent’s Park CDO BV,
Series 1A, Class F,
due 01/26/23	09/25/06	2,000,000	0.13	1,354,867	0.09
Shasta CLO I Ltd.,
due 04/20/21	12/20/06	5,700,000	0.38	2,400,000	0.16
		$58,793,569	3.88%	$28,826,693	1.89%

(1) Amount represents less than 0.005%.

Forward foreign currency contracts

UBS Dynamic Alpha Fund had the following open forward foreign currency contracts as of September 30, 2008:

	Contracts to deliver	In exchange for		Maturity dates	Unrealized appreciation/ (depreciation)
Australian Dollar	31,480,000	NZD	39,305,928	12/01/08	$1,312,941
Australian Dollar	61,720,000	USD	57,700,296	12/01/08	9,061,851
Brazilian Real	36,600,000	USD	22,015,038	11/19/08	2,974,975
Canadian Dollar	191,385,000	USD	193,373,893	12/01/08	13,238,357
Euro	592,660,000	USD	922,213,676	12/01/08	85,318,487
Great Britain Pound	253,586,047	USD	493,483,749	12/01/08	41,479,296
Hong Kong Dollar	106,975,000	USD	13,760,966	12/01/08	(29,003)
Japanese Yen	3,450,380,260	AUD	40,295,000	12/01/08	(969,193)
Japanese Yen	1,529,766,000	EUR	10,260,000	12/01/08	(20,271)
Japanese Yen	3,539,866,725	GBP	18,905,000	12/01/08	124,853
Japanese Yen	2,596,900,000	USD	24,254,226	12/01/08	(374,970)
Latvian Lat	18,280,000	EUR	25,261,180	04/07/09	(277,936)
Mexican Peso	334,150,000	USD	31,168,483	12/01/08	850,468
New Zealand Dollar	183,725,000	USD	140,310,783	12/01/08	18,216,334
Polish Zloty	115,780,000	USD	50,676,238	12/01/08	2,687,511
Singapore Dollar	25,845,000	USD	19,116,124	12/01/08	1,083,681
South African Rand	413,920,000	USD	50,679,846	12/01/08	1,381,940
Swedish Krona	97,830,000	USD	16,160,071	12/01/08	2,018,292
Swiss Franc	16,132,824	EUR	10,260,000	12/01/08	49,030
Swiss Franc	31,969,223	SEK	199,440,000	12/01/08	217,048
Swiss Franc	38,880,000	USD	37,501,855	12/01/08	2,703,681
United States Dollar	19,719,827	BRL	36,600,000	11/19/08	(679,765)
United States Dollar	27,289,598	CAD	26,910,000	12/01/08	(1,961,348)
United States Dollar	172,351,553	CHF	177,130,000	12/01/08	(13,817,587)
United States Dollar	211,781,256	EUR	135,910,000	12/01/08	(19,862,745)
United States Dollar	151,883,334	GBP	79,350,000	12/01/08	(10,445,925)
United States Dollar	13,769,468	HKD	106,975,000	12/01/08	20,501
United States Dollar	10,481,549	JPY	1,117,700,000	12/01/08	118,802
United States Dollar	149,992,172	JPY	15,329,200,000	12/01/08	(4,608,878)
United States Dollar	19,699,914	LVL	9,125,000	04/07/09	(1,767,637)
United States Dollar	31,405,075	MXN	334,150,000	12/01/08	(1,087,060)
United States Dollar	41,148,797	MYR	136,363,000	11/19/08	(1,347,500)
United States Dollar	84,230,300	NZD	120,490,000	12/01/08	(4,158,671)
United States Dollar	43,725,838	SAR	162,870,000	10/22/08	(395,127)
United States Dollar	134,661,468	SEK	804,710,000	12/01/08	(18,336,914)
United States Dollar	71,256,065	SGD	96,185,000	12/01/08	(4,146,350)
United States Dollar	103,464,226	TWD	3,198,700,000	11/19/08	(4,162,702)
United States Dollar	43,058,980	ZAR	349,260,000	12/01/08	(1,462,086)
Net unrealized appreciation on forward foreign currency contracts					$92,946,380

Currency type abbreviations:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	Great Britain Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
LVL	Latvian Lat
MXN	Mexican Peso
MYR	Malaysian Ringgit
NZD	New Zealand Dollar
SAR	Saudi Arabian Riyal
SEK	Swedish Krona
SGD	Singapore Dollar
TWD	New Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

Futures contracts

UBS Dynamic Alpha Fund had the following open futures contracts as of September 30, 2008:

	Expiration dates	Cost/(proceeds)	Value	Unrealized appreciation/ (depreciation)
US treasury futures buy contracts:
10 Year US Treasury Notes, 998 contracts (USD)	December 2008	$115,396,711	$114,395,750	$(1,000,961)

US treasury futures sell contracts:
US Long Bond, 9 contracts (USD)	December 2008	(1,059,806)	(1,054,547)	5,259
2 Year US Treasury Notes, 1,142 contracts (USD)	December 2008	(242,506,714)	(243,745,625)	(1,238,911)
5 Year US Treasury Notes, 1,222 contracts (USD)	December 2008	(136,632,531)	(137,150,406)	(517,876)
10 Year US Treasury Notes, 1,068 contracts (USD)	December 2008	(124,225,422)	(122,419,500)	1,805,922

Index futures buy contracts:
Amsterdam Exchanges Index, 1,478 contracts (EUR)	October 2008	158,879,463	140,260,981	(18,618,483)
FTSE 100 Index, 1,009 contracts (GBP)	December 2008	93,252,838	90,165,801	(3,087,037)
IBEX 35 Index, 9 contracts (EUR)	October 2008	1,385,760	1,407,797	22,037
MSCI Taiwan Index, 1,309 contracts (USD)	October 2008	31,345,034	29,219,919	(2,125,115)
S&P MIB Index, 276 contracts (EUR)	December 2008	52,433,686	50,280,498	(2,153,189)
Topix Index, 1,091 contracts (JPY)	December 2008	120,192,103	114,153,101	(6,039,002)

Index futures sell contracts:
CAC 40 Euro Index, 745 contracts (EUR)	October 2008	(44,220,323)	(43,108,966)	1,111,357
DAX Index, 386 contracts (EUR)	December 2008	(81,904,806)	(80,896,652)	1,008,155
Dow Jones Euro STOXX 50 Index, 467 contracts (EUR)	December 2008	(20,540,732)	(20,415,265)	125,467
FTSE/JSE Top 40 Index, 1,031 contracts (ZAR)	December 2008	(29,791,632)	(28,108,347)	1,683,285
Hang Seng Stock Index, 195 contracts (HKD)	October 2008	(23,806,332)	(23,009,068)	797,264
MSCI Singapore Index, 240 contracts (SGD)	October 2008	(10,274,916)	(9,883,533)	391,383
NIKKEI 225 Index, 337 contracts (JPY)	December 2008	(38,517,369)	(36,758,641)	1,758,728
OMXS 30 Index, 892 contracts (SEK)	October 2008	(10,710,555)	(10,183,063)	527,493
S&P 500 Index, 139 contracts (USD)	December 2008	(42,125,564)	(40,567,150)	1,558,414
S&P Toronto Stock Exchange 60 Index, 1,176 contracts (CAD)	December 2008	(168,940,755)	(156,490,599)	12,450,156
SPI 200 Index, 831 contracts (AUD)	December 2008	(80,125,101)	(79,268,798)	856,303

Interest rate future buy contracts:
Australian 10 Year Bond, 1,489 contracts (AUD)	December 2008	121,467,680	123,157,919	1,690,239
Euro-Bund, 1,178 contracts (EUR)	December 2008	190,708,745	190,830,754	122,009
30 Day Fed Fund Futures, 62 contracts (USD)	November 2008	25,373,069	25,397,490	24,421
30 Day Fed Fund Futures, 366 contracts (USD)	May 2009	148,620,316	149,675,473	1,055,157

Interest rate future sell contracts:
Canadian 10 Year Bond, 958 contracts (CAD)	December 2008	(107,109,458)	(105,472,267)	1,637,191
Japanese 10 Year Bond, 216 contracts (JPY)	December 2008	(279,848,623)	(279,334,682)	513,943
Long Gilt, 886 contracts (GBP)	December 2008	(176,439,283)	(176,655,887)	(216,604)
S&P MidCap 400, 1,709 contracts (USD)	December 2008	(133,902,936)	(124,808,270)	9,094,666
30 Day Fed Fund Futures, 366 contracts (USD)	April 2009	(149,484,437)	(149,820,360)	(335,923)

Net unrealized appreciation on futures contracts				$2,905,748

The segregated aggregate market value of cash collateral delivered to broker to cover margin requirements for the open future positions at September 30, 2008 was $134,485,228.

Currency type abbreviations:
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	Great Britain Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
SEK	Swedish Krona
SGD	Singapore Dollar
USD	United States Dollar
ZAR	South African Rand

Options written

UBS Dynamic Alpha Fund had the following open options written as of September 30, 2008:

	Expiration dates	Premiums received	Value
Call options
90 Day Euro-Dollar Interest Rate Futures, 378 contracts, strike @ USD 97.00	June 2009	$329,427	$458,325
Dow Jones Euro STOXX Index, 1,431 contracts, strike @ EUR 3,650.00	December 2008	1,605,529	306,213
Fed Fund Futures, 95 contracts, strike @ USD 98.25	November 2008	55,400	62,349
FTSE 100 Index, 338 contracts, strike @ GBP 6,025.00	December 2008	846,592	78,119
LIFFE 3 Month Libor Interest Rate Futures, 63 contracts, strike @ GBP 95.25	March 2009	47,044	55,302
S & P 500 Index, 876 contracts, strike @ USD 1,395.00	December 2008	2,328,320	376,680
U.S. Treasury Bond Futures, 604 contracts, strike @ USD 121.00	November 2008	564,933	773,875
Total call options written		5,777,245	2,110,863
Put options
90 Day Euro-Dollar Interest Rate Futures, 144 contracts, strike @ USD 95.75	December 2008	59,597	57,600
90 Day Euro-Dollar Interest Rate Futures, 378 contracts, strike @ USD 97.00	June 2009	452,277	496,125
S & P 500 Index, 1,051 contracts, strike @ USD 1,075.00	December 2008	3,464,621	4,025,330
Total put options written		3,976,495	4,579,055
Total options written		$9,753,740	$6,689,918

UBS Global Allocation Fund

Industry diversification (unaudited)(1)

As a percentage of net assets as of September 30, 2008

Common stocks
Aerospace & defense	0.56%
Air freight & logistics	1.00
Airlines	0.54
Auto components	1.15
Automobiles	0.87
Beverages	0.50
Biotechnology	1.58
Building products	0.63
Capital markets	2.09
Chemicals	1.13
Commercial banks	6.47
Communications equipment	0.94
Computers & peripherals	1.19
Construction & engineering	0.06
Construction materials	0.26
Consumer finance	0.38
Diversified financial services	1.24
Diversified telecommunication services	1.21
Electric utilities	1.66
Energy equipment & services	2.02
Food & staples retailing	1.14
Food products	1.16
Health care equipment & supplies	2.14
Health care providers & services	1.42
Hotels, restaurants & leisure	1.75
Household durables	0.42
Household products	0.55
Industrial conglomerates	1.76
Insurance	3.93
Internet & catalog retail	0.21
Internet software & services	0.29
IT services	0.71
Life sciences tools & services	0.54
Machinery	2.12
Marine	0.19
Media	2.95
Metals & mining	0.87
Multiline retail	0.16
Multi-utilities	1.00
Office electronics	0.42
Oil, gas & consumable fuels	4.54
Pharmaceuticals	4.81
Professional services	0.25
Real estate management & development	0.47
Road & rail	1.45
Semiconductors & semiconductor equipment	2.96
Software	2.20
Specialty retail	0.61
Textiles, apparel & luxury goods	0.20
Tobacco	0.47
Trading companies & distributors	0.62
Wireless telecommunication services	1.70
Total common stocks	69.49
Bonds
Corporate bonds
Banks	0.06
Capital markets	0.01
Commercial banks	0.14
Commercial services	0.03
Consumer finance	0.01
Diversified financial services	0.02
Electric utilities	0.02

Wireless telecommunication services	0.02%
Total corporate bonds	0.31
Asset-backed securities	0.15
Collateralized debt obligation	0.14
Commercial mortgage-backed securities	0.54
Mortgage & agency debt securities	5.90
Non US government obligations	0.43
Sovereign/supranational bond	0.12
Stripped mortgage-backed securities	0.02
US government obligations	2.02
Total bonds	9.63%
Investment companies
UBS Corporate Bond Relationship Fund	3.17
UBS Emerging Markets Equity Relationship Fund	1.82
UBS High Yield Relationship Fund	5.48
UBS Small-Cap Equity Relationship Fund	3.71
UBS U.S. Securitized Mortgage Relationship Fund	5.06
UBS U.S. Treasury Inflation protected Securities Relationship Fund	0.39
Total investment companies	19.63
Short-term investment	1.83
Options purchased	0.01
Investment of cash collateral from securities loaned	1.09
Total investments	101.68
Liabilities, in excess of cash and other assets	(1.68)
Net assets	100.00%

(1)  Figures represent the industry breakdown of direct investments of the UBS Global Allocation.  Figures would be different if a breakdown of the underlying investment companies’ industry diversification was included.

UBS Global Allocation Fund—Portfolio of investments

September 30, 2008 (unaudited)

Security description	Shares	Value
Common stocks—69.49%
Australia—1.20%
BHP Billiton Ltd.	506,692	$13,018,943
National Australia Bank Ltd.	281,048	5,711,938
Orica Ltd.	406,288	6,921,497
Qantas Airways Ltd.	2,682,788	6,796,934
QBE Insurance Group Ltd.	246,627	5,330,327
Total Australia common stocks		37,779,639

Austria—0.37%
Telekom Austria AG	655,077	11,544,478

Canada—1.44%
Canadian National Railway Co.	206,800	9,867,328
Manulife Financial Corp.	214,900	7,729,736
Potash Corp. of Saskatchewan, Inc.	14,400	1,900,944
Toronto-Dominion Bank	211,300	12,722,672
TransCanada Corp.(1)	371,000	13,306,151
Total Canada common stocks		45,526,831

Finland—0.36%
Nokia Oyj	607,473	11,324,944

France—2.40%
AXA SA	284,099	9,313,599
BNP Paribas	189,905	18,256,200
GDF Suez	229,129	11,989,302
Societe Generale	48,677	4,418,635
Technip SA	93,380	5,245,755
Total SA	438,876	26,477,777
Total France common stocks		75,701,268

Germany—2.33%
Allianz SE	30,564	4,203,543
Daimler AG	206,076	10,415,072
E.ON AG	202,975	10,279,316
Henkel AG & Co KGaA, Preference shares	208,809	7,670,482
MAN AG	48,898	3,284,628
Metro AG	126,238	6,322,556
Muenchener Rueckversicherungs-Gesellschaft AG	116,521	17,590,944
Siemens AG	144,495	13,561,489
Total Germany common stocks		73,328,030

Greece—0.21%
Alpha Bank AE	299,653	6,588,451

Hong Kong—0.62%
Bank of East Asia Ltd.	1,663,400	5,188,412
Esprit Holdings Ltd.	888,900	5,461,339
New World Development Ltd.	5,822,000	6,495,384
Sun Hung Kai Properties Ltd.	219,000	2,248,671
Total Hong Kong common stocks		19,393,806

Ireland—0.68%
Bank of Ireland	1,065,854	6,128,186
CRH PLC	368,942	8,029,188
Elan Corp. PLC ADR*	283,600	3,026,012
Ryanair Holdings PLC ADR*(1)	186,400	4,180,952
Total Ireland common stocks		21,364,338

Italy—0.20%
Intesa Sanpaolo SpA	1,130,035	6,168,581

Japan—4.61%
Bank of Yokohama Ltd.	1,032,000	5,006,362
Canon, Inc.	357,800	13,377,097
Honda Motor Co., Ltd.	576,200	17,113,373
Japan Tobacco, Inc.	3,922	14,765,733
Kao Corp.	178,000	4,768,534
Komatsu Ltd.	404,100	6,541,103
Kuraray Co., Ltd.	414,500	4,086,097
Mitsubishi Corp.	500,700	10,419,445

Japan—(concluded)
Mitsui Fudosan Co., Ltd.	300,000	5,775,518
Mitsui OSK Lines Ltd.	679,000	5,875,681
Mitsui Sumitomo Insurance Group Holdings, Inc.	205,400	6,946,730
Nomura Holdings, Inc.	624,900	8,064,682
NTT DoCoMo, Inc.	6,592	10,630,276
Shin-Etsu Chemical Co., Ltd.	124,200	5,913,115
Sumitomo Mitsui Financial Group, Inc.	2,073	12,987,083
Sumitomo Trust & Banking Co., Ltd.	1,259,000	8,352,347
THK Co., Ltd.	312,300	4,849,984
Total Japan common stocks		145,473,160

Jersey (Channel Islands)—0.09%
Experian PLC	447,577	2,967,814

Luxembourg—0.16%
ArcelorMittal	99,388	4,971,315

Netherlands—0.60%
ASML Holding NV	533,371	9,523,580
Reed Elsevier NV	334,646	4,988,561
TNT NV	162,520	4,545,401
Total Netherlands common stocks		19,057,542

Norway—0.15%
Norsk Hydro ASA	702,500	4,744,588

Singapore—0.27%
Singapore Telecommunications Ltd.	3,722,000	8,518,484

Spain—0.26%
Banco Bilbao Vizcaya Argentaria SA	501,269	8,126,115

Switzerland—3.30%
Adecco SA	114,718	5,012,549
Credit Suisse Group AG	254,964	12,139,193
Givaudan SA	9,991	8,285,078
Nestle SA	594,041	25,693,498
Novartis AG	427,246	22,347,264
Roche Holding AG	149,871	23,362,929
Synthes, Inc.	52,146	7,202,763
Total Switzerland common stocks		104,043,274

United Kingdom—4.37%
Associated British Foods PLC	652,854	8,254,351
Balfour Beatty PLC	334,746	1,800,926
Barclays PLC	2,436,066	14,798,545
BP PLC	2,266,630	18,869,213
British Sky Broadcasting Group PLC	1,821,413	13,544,975
Cobham PLC	1,577,891	5,337,010
Kingfisher PLC	1,904,364	4,515,605
Prudential PLC	702,474	6,466,101
Rio Tinto PLC	61,407	3,820,793
Sage Group PLC	1,745,831	6,077,665
Standard Chartered PLC	284,538	6,911,500
Tesco PLC	1,670,445	11,617,032
Tullow Oil PLC	386,722	4,935,675

United Kingdom—(concluded)
Vodafone Group PLC	9,946,141	$21,972,996
Wolseley PLC	1,184,561	9,021,391
Total United Kingdom common stocks		137,943,778

United States—45.87%
Abbott Laboratories	94,100	5,418,278
Abercrombie & Fitch Co.	56,400	2,224,980
ACE Ltd.	181,900	9,846,247
Adobe Systems, Inc.*	32,200	1,270,934
Aflac, Inc.	418,900	24,610,375
Allergan, Inc.	488,900	25,178,350
Amazon.com, Inc.*	89,500	6,512,020
American Electric Power Co., Inc.	313,200	11,597,796
American Tower Corp., Class A*	47,800	1,719,366
Amgen, Inc.*	214,300	12,701,561
Analog Devices, Inc.	757,300	19,954,855
Apple, Inc.*	58,700	6,671,842
AT&T, Inc.	648,600	18,108,912
Automatic Data Processing, Inc.	98,200	4,198,050
Baker Hughes, Inc.	407,800	24,688,212
Bank of New York Mellon Corp.	498,402	16,237,937
Baxter International, Inc.	105,300	6,910,839
Becton, Dickinson & Co.	27,700	2,223,202
BlackRock, Inc.(1)	12,600	2,450,700
BorgWarner, Inc.	463,700	15,195,449
Broadcom Corp., Class A*	379,800	7,075,674
Burlington Northern Santa Fe Corp.	264,100	24,410,763
Cameron International Corp.*	53,700	2,069,598
Campbell Soup Co.	74,000	2,856,400
Carnival Corp.	512,400	18,113,340
Cephalon, Inc.*	58,500	4,533,165
Chesapeake Energy Corp.	44,200	1,585,012
Chevron Corp.	238,200	19,646,736
Cisco Systems, Inc.*	365,000	8,234,400
Citigroup, Inc.	1,770,207	36,306,946
City National Corp.(1)	130,600	7,091,580
Coach, Inc.*	254,100	6,362,664
Colgate-Palmolive Co.	41,500	3,127,025
Comcast Corp., Class A	1,636,200	32,118,606
CONSOL Energy, Inc.	47,700	2,188,953
Constellation Brands, Inc., Class A*	532,000	11,416,720
Covidien Ltd.	240,000	12,902,400
DaVita, Inc.*	123,400	7,035,034
Discover Financial Services(1)	874,875	12,090,773
EOG Resources, Inc.	102,600	9,178,596
Exelon Corp.	396,800	24,847,616
Express Scripts, Inc.*	45,300	3,344,046
FedEx Corp.(1)	342,000	27,031,680
Fifth Third Bancorp(1)	1,353,200	16,103,080
Fortune Brands, Inc.	230,400	13,215,744
Freeport-McMoRan Copper & Gold, Inc.	17,500	994,875
General Dynamics Corp.	40,800	3,003,696
General Electric Co.	1,649,800	42,069,900
Genzyme Corp.*	403,800	32,663,382
Goldman Sachs Group, Inc.	50,100	6,412,800
Google, Inc., Class A*	22,800	9,131,856
Halliburton Co.	824,900	26,718,511
Hartford Financial Services Group, Inc.	227,600	9,329,324
Hewlett-Packard Co.	402,400	18,606,976
Illinois Tool Works, Inc.	586,800	26,083,260
Intel Corp.	2,265,300	42,429,068
International Game Technology	168,800	2,899,984
Interpublic Group of Cos., Inc.*(1)	1,627,800	12,615,450
Intuit, Inc.*	512,700	16,206,447
J. Crew Group, Inc.*(1)	131,300	3,751,241
Johnson & Johnson	422,038	29,238,792
Johnson Controls, Inc.	695,000	21,079,350
JPMorgan Chase & Co.	58,200	2,717,940
Laboratory Corp. of America Holdings*(1)	101,300	7,040,350
Marathon Oil Corp.	353,900	14,109,993
Masco Corp.	1,114,000	19,985,160
MasterCard, Inc., Class A	56,520	10,022,691
Medco Health Solutions, Inc.*	481,800	21,681,000
Medtronic, Inc.	379,600	19,017,960
Microsoft Corp.	1,180,200	31,499,538
Millipore Corp.*(1)	142,700	9,817,760

United States—(continued)
Monsanto Co.	28,900	2,860,522
Morgan Stanley	822,150	18,909,450
NetApp, Inc.*	669,700	12,208,631
News Corp., Class A	1,299,900	15,585,801
NiSource, Inc.	305,500	4,509,180
Northern Trust Corp.	28,600	2,064,920
Omnicom Group, Inc.	369,100	14,232,496
Oracle Corp.*	92,600	1,880,706
PACCAR, Inc.	449,550	17,168,315
Pall Corp.	268,300	9,226,837
Peabody Energy Corp.	282,600	12,717,000
Pepco Holdings, Inc.	244,700	5,606,077
PepsiCo, Inc.	61,800	4,404,486
Pharmaceutical Product Development, Inc.	171,800	7,103,930
Praxair, Inc.	79,200	5,681,808
Precision Castparts Corp.	39,953	3,147,497
Principal Financial Group, Inc.	398,800	17,343,812
Procter & Gamble Co.	28,000	1,951,320
Prudential Financial, Inc.(1)	61,400	4,420,800
QUALCOMM, Inc.	231,900	9,964,743
Royal Caribbean Cruises Ltd.	247,200	5,129,400
Ryder System, Inc.(1)	129,600	8,035,200
Schering-Plough Corp.	820,200	15,149,094
Schlumberger Ltd.	25,000	1,952,250
Sempra Energy	297,200	14,999,684
Sherwin-Williams Co.	61,500	3,515,340
Southwest Airlines Co.	421,400	6,114,514
Southwestern Energy Co.*	82,200	2,510,388
Sprint Nextel Corp.	3,128,052	19,081,117
Starbucks Corp.*	786,200	11,690,794
Starwood Hotels & Resorts Worldwide, Inc.	333,900	9,395,946
Stryker Corp.	89,200	5,557,160
Sunoco, Inc.	160,600	5,714,148
SunTrust Banks, Inc.	366,600	16,493,334
Symantec Corp.*	218,672	4,281,598
SYSCO Corp.	582,700	17,964,641
T Rowe Price Group, Inc.(1)	29,300	1,573,703
Target Corp.	102,700	5,037,435
Ultra Petroleum Corp.*	158,506	8,771,722
Union Pacific Corp.	48,700	3,465,492
United Technologies Corp.	101,900	6,120,114

United States—(concluded)
UnitedHealth Group, Inc.	218,100	$5,537,559
Visa, Inc., Class A	133,099	8,170,948
VMware Inc., Class A*(1)	305,800	8,146,512
Weatherford International Ltd.*	116,100	2,918,754
Wells Fargo & Co.	1,100,600	41,305,518
Wyeth	736,200	27,195,228
Wynn Resorts Ltd.(1)	96,300	7,861,932
Xilinx, Inc.	602,000	14,116,900
XTO Energy, Inc.	82,475	3,836,737
Zimmer Holdings, Inc.*	212,600	13,725,456
Total United States common stocks		1,446,090,709
Total common stocks (cost $2,604,829,823)		2,190,657,145

	Face amount
Bonds—9.63%
Corporate bonds—0.31%
Ireland—0.02%
GE Capital European Funding,
4.625%, due 08/23/10	EUR	400,000	524,667

Italy—0.02%
Intesa Sanpaolo SpA,
6.375%, due 04/06/10	EUR	355,000	507,137

Netherlands—0.17%
E.ON International Finance BV,
5.125%, due 10/02/12	EUR	350,000	492,292
Rabobank Nederland NV,
1.050%, due 01/22/10	JPY	510,000,000	4,797,913
4.125%, due 04/04/12	EUR	370,000	506,548
Total Netherlands corporate bonds			5,796,753

United Kingdom—0.05%
Lloyds TSB Bank PLC,
6.625%, due 03/30/15	GBP	290,000	481,133
Royal Bank of Scotland PLC,
9.625%, due 06/22/15	260,000		476,182
Vodafone Group PLC,
3.625%, due 11/29/12	EUR	400,000	516,499
Total United Kingdom corporate bonds			1,473,814

United States—0.05%
Citigroup, Inc.,
5.500%, due 11/18/15	GBP	305,000	453,580
ERAC USA Finance Co.,
8.000%, due 01/15/11(2)	$700,000		716,131
GMAC LLC,
6.875%, due 09/15/11	1,000,000		446,187
Total United States corporate bonds			1,615,898
Total corporate bonds (cost $11,101,584)			9,918,269

Asset-backed securities—0.15%
United States—0.15%
Conseco Finance,
Series 2001-D, Class M2,
4.217%, due 11/15/32(3)	1,163,349		380,785
Fieldstone Mortgage Investment Corp.,
Series 2006-S1, Class A,
3.427%, due 01/25/37(2),(3)	14,148		1,698
GSAMP Trust,
Series 2006-S5, Class A2,
5.658%, due 09/25/36(4)	1,966,930		196,693
Home Equity Mortgage Trust,
Series 2006-6, Class 2A1,
3.307%, due 03/25/37(3)	1,063,039		214,138
Series 2006-5, Class A1,
5.500%, due 01/25/37(4)	1,951,032		466,479
Series 2006-3, Class A2,
5.594%, due 09/25/36(3)	2,250,000		382,500
Series 2006-4, Class A2,
5.730%, due 11/25/36(4)	3,000,000		480,000

United States—(concluded)
IndyMac Seconds Asset Backed Trust,
Series 2006-A, Class A,
3.337%, due 06/25/36(3)	912,994	256,645
Merrill Lynch First Franklin Mortgage Loan Trust,
Series 2007-A, Class A1,
4.307%, due 10/25/27(3)	728,359	676,209
Merrill Lynch Mortgage Investors, Inc.,
Series 2006-SL1, Class A,
3.387%, due 09/25/36(3)	547,010	171,816
Nomura Asset Acceptance Corp.,
Series 2006-S4, Class A1,
3.377%, due 08/25/36(3)	1,765,577	521,397
SACO I Trust,
Series 2006-3, Class A1,
3.387%, due 04/25/36(3)	975,757	284,507
Structured Asset Securities Corp.,
Series 2005-S7, Class A2,
3.507%, due 12/25/35(2),(3)	1,040,007	731,412
Total asset-backed securities (cost $15,647,341)		4,764,279

Collateralized debt obligation—0.14%
United States—0.14%
G-Force CDO Ltd.,
Series 2006-1A, Class A3,
5.600%, due 09/27/46(2),(5) (cost $6,900,093)	7,000,000	4,410,000

Commercial mortgage-backed securities—0.54%
United States—0.54%
Asset Securitization Corp.,
Series 1997-D4, Class B1,
7.525%, due 04/14/29	5,000,000	5,153,023
Bear Stearns Commercial Mortgage Securities Trust,
Series 2006-PW14, Class B,
5.333%, due 12/11/38(2)	2,150,000	1,382,372
GS Alternative Mortgage Product II,
Series 2006-RR2, Class A1,
5.814%, due 06/23/46(2),(3)	9,009,771	5,721,204
JPMorgan Chase Commercial Alternative Mortgage Product,
Series 2006-CB17, Class A4,
5.429%, due 12/12/43	3,500,000	3,040,044

United States — (concluded)
JPMorgan Commercial Mortgage Finance Corp.,
Series 1999-C8, Class A2,
7.400%, due 07/15/31(3)	661,932	662,257
Merrill Lynch/Countrywide Commercial Mortgage Trust,
Series 2006-3, Class B,
5.525%, due 07/12/46(3)	1,825,000	1,203,432
Total commercial mortgage-backed securities (cost $22,099,337)		17,162,332

Mortgage & agency debt securities — 5.90%
United States — 5.90%
Bear Stearns Alt-A Trust,
Series 2005-3, Class B1,
5.442%, due 04/25/35(3)	6,822,448	2,319,632
Countrywide Alternative Loan Trust,
Series 2005-J2, Class 2A1,
7.500%, due 12/25/34	939,261	711,197
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2006-16, Class M1,
6.253%, due 11/25/36(3)	2,952,722	611,804
Federal Home Loan Bank,††
2.375%, due 04/30/10	6,425,000	6,334,472
3.375%, due 10/20/10	6,500,000	6,503,783
4.625%, due 11/19/10	11,810,000	11,834,872
Federal Home Loan Mortgage Corp.,††
Series 1,
2.375%, due 05/28/10	5,740,000	5,667,676
5.000%, TBA	5,000,000	4,870,310
Federal Home Loan Mortgage Corp. Gold Pools,††
#E01345, 5.500%, due 04/01/18	237,587	241,042
#B11810, 5.500%, due 01/01/19	1,300,245	1,319,151
#D96274, 5.500%, due 09/01/23	1,988,234	1,994,516
#C90798, 5.500%, due 02/01/24	3,615,719	3,625,289
#G04121, 5.500%, due 04/01/38	9,573,481	9,530,237
#G04458, 5.500%, due 06/01/38	5,777,667	5,751,569
#G04567, 5.500%, due 07/01/38	6,976,338	6,944,826
#G04684, 5.500%, due 09/01/38	5,819,129	5,792,844
#C56030, 6.000%, due 03/01/31	304,659	310,599
#A24844, 6.000%, due 07/01/34	1,084,808	1,101,553
#E01127, 6.500%, due 02/01/17	68,135	70,597
#E92004, 6.500%, due 10/01/17	369,268	382,623
#C20606, 6.500%, due 01/01/29	1,401,390	1,451,673
#C00742, 6.500%, due 04/01/29	41,837	43,312
#G01717, 6.500%, due 11/01/29	798,745	827,404
#G00944, 7.000%, due 06/01/28	136,502	144,029
#G01391, 7.000%, due 04/01/32	1,065,143	1,120,879
Federal National Mortgage Association,††
3.500%, due 04/28/11	3,790,000	3,793,688
3.875%, due 07/12/13(1)	2,240,000	2,234,436
5.000%, due 10/15/10	3,225,000	3,227,835
5.250%, due 08/01/12	1,255,000	1,269,508
5.500%, TBA	22,240,000	22,177,462
6.000%, TBA	18,405,000	18,640,805
Federal National Mortgage Association Grantor Trust,††
Series 2001-T4, Class A1,
7.500%, due 07/25/41	1,024,148	1,090,279
Federal National Mortgage Association Pools,††
#809205, 4.272%, due 01/01/35(3)	2,781,904	2,792,689
#835227, 5.000%, due 08/01/20	9,088,579	9,061,680
#357351, 5.500%, due 02/01/18	5,164,234	5,257,076
#244450, 5.500%, due 11/01/23	119,420	121,350
#255182, 5.500%, due 04/01/24	4,057,968	4,075,422
#829952, 5.500%, due 09/01/24	2,348,215	2,358,516
#705626, 5.500%, due 05/01/33	4,158,500	4,159,209
#983471, 5.500%, due 05/01/38	5,782,828	5,771,163
#323789, 6.000%, due 06/01/14	560,311	573,536
#829951, 6.000%, due 07/01/17	1,762,705	1,804,310
#254403, 6.000%, due 08/01/17	425,769	435,685
#809903, 6.000%, due 03/01/20	1,931,020	1,969,356
#810112, 6.000%, due 03/01/20	1,446,615	1,475,334
#596124, 6.000%, due 11/01/28	96,701	98,768
#522564, 6.000%, due 07/01/29	447,765	457,335
#676733, 6.000%, due 01/01/33	1,673,029	1,703,558
#891332, 6.149%, due 04/01/36(3)	1,048,992	1,057,876
#313697, 6.500%, due 12/01/10	152,895	153,459

United States — (concluded)
#629627, 6.500%, due 03/01/17		316,043	328,499
#652185, 6.500%, due 06/01/17		514,569	538,918
#650101, 7.000%, due 08/01/32		545,927	573,702
#754504, 7.000%, due 01/01/34		215,928	225,549
#578040, 7.500%, due 05/01/31		12,985	14,012
#653819, 7.500%, due 02/01/33		163,094	176,493
Federal National Mortgage Association Whole Loan,††
Series 2001-W3, Class A,
7.000%, due 09/25/41(3)		47,145	49,358
Series 2004-W11, Class 1A3,
7.000%, due 05/25/44		1,363,681	1,452,551
Series 1995-W3, Class A,
9.000%, due 04/25/25		370	403
First Horizon Asset Securities, Inc.,
Series 2004-FL1, Class 1A1,
3.477%, due 02/25/35(3)		151,117	121,003
Government National Mortgage Association,
Series 2001-35, Class AZ,
6.500%, due 08/20/31		2,211,500	2,281,081
Government National Mortgage Association Pools,
#2671, 6.000%, due 11/20/28		25,707	26,217
#495814, 6.000%, due 01/15/29		33,008	33,649
#2713, 6.000%, due 02/20/29		22,935	23,375
#422480, 6.500%, due 03/15/26		270,247	278,512
#781276, 6.500%, due 04/15/31		792,476	815,721
#491532, 6.500%, due 01/20/34		396,156	405,781
#338523, 8.000%, due 12/15/22		6,365	6,975
Residential Asset Securitization Trust,
Series 2004-IP2, Class B1,
5.359%, due 12/25/34(3)		3,530,820	529,623
Wells Fargo Mortgage Backed Securities Trust,
Series 2003-18, Class A2,
5.250%, due 12/25/33		3,031,712	2,864,208
Total mortgage & agency debt securities (cost $197,287,648)			186,011,854

Stripped mortgage-backed securities — 0.02%
United States — 0.02%
Sequoia Mortgage Trust, IO
Series 2004-11, Class XA1,
1.000%, due 12/20/34(3),(5)	16,367,117		81,836
Structured Adjustable Rate Mortgage Loan Trust,
Series 2005-17, Class 4AX, IO
5.500%, due 08/25/35(5)		2,810,379	486,577
Total stripped mortgage-backed securities (cost $1,729,611)			568,413

US government obligations — 2.02%
US Treasury Bonds,
4.750%, due 02/15/37(1)		23,615,000	25,260,682
5.375%, due 02/15/31		10,530,000	11,965,534
8.125%, due 08/15/19(1)		270,000	362,369
US Treasury Inflation Indexed Bonds (TIPS),
1.402%, due 07/15/18		1,002,160	925,667
2.000%, due 01/15/16		20,454,788	20,207,101
US Treasury Notes,
2.375%, due 08/31/10(1)		2,785,000	2,806,322
3.250%, due 12/31/09		60,000	60,994
3.875%, due 05/15/18(1)		2,110,000	2,123,846
Total US government obligations (cost $62,969,390)			63,712,515

Non US government obligations — 0.43%
Canada — 0.02%
Government of Canada,
5.250%, due 06/01/12	CAD	470,000	474,672

France — 0.09%
Government of France,
3.750%, due 04/25/21	EUR	1,170,000	1,530,921
4.750%, due 04/25/35	855,000		1,200,732
			2,731,653
Germany — 0.04%
Deutsche Bundesrepublik ,
4.000%, due 01/04/37	EUR	1,020,000	1,299,425

Italy — 0.14%
Buoni Poliennali Del Tesoro,
2.100%, due 09/15/17	EUR	601,642	804,294
3.750%, due 08/01/21	540,000		673,707
4.000%, due 02/01/37	1,100,000		1,271,075
4.250%, due 08/01/13	1,159,000		1,618,164
5.000%, due 08/01/34	200,000		272,975
			4,640,215
Spain — 0.03%
Government of Spain,
5.750%, due 07/30/32	EUR	700,000	1,085,760

Sweden — 0.01%
Government of Sweden,
6.750%, due 05/05/14	SEK	2,000,000	331,523

United Kingdom—0.10%
UK Gilts,
4.250%, due 12/07/27	GBP	220,000	369,791
4.750%, due 12/07/38	390,000		721,893
4.750%, due 09/07/15	1,100,000		2,006,052
			3,097,736
Total non US government obligations (cost $14,682,990)			13,660,984

Sovereign/supranational bond—0.12%
European Investment Bank,
5.375%, due 10/15/12	EUR	2,600,000	3,789,382
(cost $3,739,050)
Total bonds (cost $336,157,044)			303,998,028

	Units
Investment companies—19.63%
UBS Corporate Bond Relationship Fund(6)	9,461,747	99,855,496
UBS Emerging Markets Equity Relationship Fund(6)	2,222,638	57,401,192
UBS High Yield Relationship Fund(6)	8,614,961	172,802,330
UBS Small-Cap Equity Relationship Fund(6)	2,995,407	116,931,990
UBS U.S. Securitized Mortgage Relationship Fund(6)	19,031,728	159,683,810
UBS U.S. Treasury Inflation protected Securities Relationship Fund(6)	1,121,558	12,313,805
Total investment companies (cost $706,926,074)		618,988,623

Shares
Short-term investment—1.83%
Other—1.83%
UBS Supplementary Trust - U.S. Cash Management Prime Fund, 2.85%(6),(7) (cost $57,801,165)	57,801,165	57,801,165

	Number of contracts
Options purchased—0.01%
Call option—0.01%
30 Day Fed Fund Futures,
strike @ USD 98.25,
expires December 2008*	435	308,149

Put option—0.00%
30 Day Fed Fund Futures,
strike @ USD 97.25,
expires December 2008*	435	4,532
Total options purchased (cost $133,399)		312,681

	Shares
Investment of cash collateral from securities loaned—1.09%
UBS Supplementary Trust—U.S. Cash Management Prime Fund, 2.85%(7),(8) (cost $34,223,321)	34,223,321	34,223,321
Total investments—101.68% (cost $3,740,070,826)		3,205,980,963
Liabilities, in excess of cash and other assets—(1.68%)		(52,916,506)
Net assets—100.00%		$3,153,064,457

Notes to portfolio of investments

Aggregate cost for federal income tax purposes, which was the same for book purposes, was $3,740,070,826; and net unrealized depreciation consisted of:

Gross unrealized appreciation	$58,997,714
Gross unrealized depreciation	(593,087,577)
Net unrealized depreciation	$(534,089,863)

††

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.

*	Non-income producing security.
(1)	Security, or portion thereof, was on loan at September 30, 2008.
(2)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid, unless otherwise noted, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2008, the value of these securities amounted to $12,962,817 or 0.41% of net assets.

(3)	Floating rate security — The interest rates shown are the current rates as of September 30, 2008.
(4)	Step bond — Coupon rate increases in increments to maturity. Rate disclosed is as of September 30, 2008. Maturity date disclosed is the ultimate maturity date.
(5)	Security is illiquid. These securities amounted to $4,978,413 or 0.16% of net assets.
(6)	Investment in affiliated mutual fund.
(7)	The rate shown reflects the yield at September 30, 2008.

ADR	American depositary receipt
CDO	Collateralized debt obligations
GMAC	General Motors Acceptance Corp.
GS	Goldman Sachs
GSAMP	Goldman Sachs Mortgage Securities Corp.
IO

Interest only security — This security entitles the holder to receive interest payments from an underlying pool of mortgages. The risk associated with this security is related to the speed of the principal paydowns. High prepayments would result in a smaller amount of interest being received and  cause the yield to decrease. Low prepayments would result in a greater amount of interest being received and cause the yield to increase.

Preference shares	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
TBA

(To be announced) Security is purchased on a forward commitment basis with an approximate principal amount (generally +/-1.0%) and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement, when the specific mortgage pools are assigned.

TIPS

Treasury inflation protected securities (“TIPS”) are debt securities issued by the US Treasury whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. The interest rate paid by the TIPS is fixed, while the principal value rises or falls based on changes in a published Consumer Price Index (“CPI”). Thus, if inflation occurs, the principal and interest payments on the TIPS are adjusted accordingly to protect investors from inflationary loss.  During a deflationary period, the principal and interest payments decrease, although the TIPS principal amounts will not drop below their face amounts at maturity. In exchange for the inflation protection, the TIPS generally pay lower interest rates than typical US Treasury securities. Only if inflation occurs will TIPS offer a higher real yield than a conventional Treasury bond of the same maturity.

Currency type abbreviations:
CAD	Canadian Dollar
EUR	Euro
GBP	Great Britain Pound
JPY	Japanese Yen
SEK	Swedish Krona
USD	United States Dollar

Restricted security

Security	Acquisition date	Acquisition cost	Acquisition cost as a percentage of net assets	09/30/08 Market value	09/30/08 Market value as a percentage of net assets
G-Force CDO Ltd.,
Series 2006-1A, Class A3,
5.600%, due 09/27/46	08/03/06	$6,900,093	0.22%	$4,410,000	0.14%

Forward foreign currency contracts

UBS Global Allocation Fund had the following open forward foreign currency contracts as of September 30, 2008:

	Contracts to deliver	In exchange for		Maturity dates	Unrealized appreciation/ (depreciation)
Australian Dollar	30,005,000	USD	26,885,920	10/03/08	$3,175,069
Australian Dollar	30,005,000	USD	24,601,400	12/18/08	978,063
Canadian Dollar	71,910,000	USD	69,904,804	10/03/08	2,332,065
Canadian Dollar	66,935,000	USD	64,670,873	12/18/08	1,623,156
Euro	304,520,000	USD	474,284,512	10/03/08	45,536,592
Euro	148,420,000	USD	216,290,982	12/18/08	6,673,457
Great Britain Pound	104,295,000	USD	206,213,378	10/03/08	20,777,563
Great Britain Pound	43,785,000	USD	80,179,092	12/18/08	2,124,594
Japanese Yen	3,808,730,035	EUR	24,755,000	10/03/08	(963,829)
Japanese Yen	3,829,086,030	GBP	19,985,000	10/03/08	(475,781)
Japanese Yen	28,669,783,935	USD	271,870,173	10/03/08	2,257,632
Japanese Yen	5,797,200,000	USD	54,200,849	10/03/08	(316,402)
Singapore Dollar	82,215,000	USD	58,678,162	10/03/08	1,457,119
Swedish Krona	1,438,500,000	USD	224,362,160	10/03/08	16,594,019
Swiss Franc	36,762,070	GBP	18,030,000	10/03/08	(647,517)
Swiss Franc	136,067,930	USD	127,060,006	10/03/08	6,009,535
United States Dollar	24,766,127	AUD	30,005,000	10/03/08	(1,055,276)
United States Dollar	69,499,369	CAD	71,910,000	10/03/08	(1,926,631)
United States Dollar	10,933,980	CAD	11,550,000	12/18/08	(54,752)
United States Dollar	173,284,873	CHF	172,830,000	10/03/08	(19,529,666)
United States Dollar	78,731,051	CHF	85,435,000	12/18/08	(2,160,501)
United States Dollar	419,038,259	EUR	279,765,000	10/03/08	(25,144,060)
United States Dollar	124,566,850	GBP	66,280,000	10/03/08	(6,721,452)
United States Dollar	425,242,180	JPY	42,104,800,000	10/03/08	(29,285,862)
United States Dollar	243,793,204	JPY	25,480,900,000	12/18/08	(1,461,283)
United States Dollar	238,788,082	SEK	1,438,500,000	10/03/08	(31,019,940)
United States Dollar	146,964,044	SEK	976,870,000	12/18/08	(5,756,435)
United States Dollar	59,862,734	SGD	82,215,000	10/03/08	(2,641,691)
United States Dollar	38,650,061	SGD	54,960,000	12/18/08	(255,021)
United States Dollar	53,920,300	TWD	1,667,000,000	11/19/08	(2,169,389)
Net unrealized depreciation on forward foreign currency contracts					$(22,046,624)

Currency type abbreviations:

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	Great Britain Pound
JPY	Japanese Yen
SEK	Swedish Krona
SGD	Singapore Dollar
TWD	New Taiwan Dollar
USD	United States Dollar

Futures contracts

UBS Global Allocation Fund had the following open futures contracts as of September 30, 2008:

	Expiration dates	Cost/(proceeds)	Value	Unrealized appreciation/ (depreciation)
US treasury futures sell contracts:
2 Year US Treasury Notes, 965 contracts (USD)	December 2008	$(204,608,583)	$(205,967,188)	$(1,358,605)
5 Year US Treasury Notes, 1,660 contracts (USD)	December 2008	(188,051,374)	(186,309,063)	1,742,311

Index futures buy contracts:
Amsterdam Exchanges Index, 474 contracts (EUR)	October 2008	51,103,724	44,982,209	(6,121,515)
FTSE 100 Index, 944 contracts (GBP)	December 2008	86,830,158	84,357,301	(2,472,857)
S&P 500 Index, 667 contracts (USD)	December 2008	200,140,232	194,663,950	(5,476,282)
S&P MIB Index, 180 contracts (EUR)	December 2008	34,142,496	32,791,629	(1,350,867)

Index futures sell contracts:
DAX Index, 164 contracts (EUR)	December 2008	(34,791,501)	(34,370,598)	420,903
Hang Seng Stock Index, 135 contracts (HKD)	October 2008	(16,481,307)	(15,929,355)	551,952
S&P Toronto Stock Exchange 60 Index, 510 contracts (CAD)	December 2008	(73,158,376)	(67,865,821)	5,292,555
SPI 200 Index, 552 contracts (AUD)	December 2008	(53,223,894)	(52,655,086)	568,808
Net unrealized depreciation on futures contracts				$(8,203,597)

The segregated aggregate market value of cash collateral delivered to broker to cover margin requirements for the open future positions at September 30, 2008 was $58,335,615.

Currency type abbreviations:

AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	Great Britain Pound
HKD	Hong Kong Dollar
USD	United States Dollar

Options written

UBS Global Allocation had the following open options written as of September 30, 2008:

	Expiration dates	Premiums received	Value
Call option
90 Day Euro-Dollar Interest Rate Futures, 725 contracts, strike @ USD 97.00	June 2009	$631,838	$879,063

Put options
90 Day Euro-Dollar Interest Rate Futures, 567 contracts, strike @ USD 95.75	December 2008	206,823	226,800
90 Day Euro-Dollar Interest Rate Futures, 725 contracts, strike @ USD 97.00	June 2009	867,462	951,562
Total put options written		1,074,285	1,178,362
Total options written		$1,706,123	$2,057,425

Currency type abbreviation:

USD	United States Dollar

UBS Global Frontier Fund

Industry diversification (unaudited)(1)

As a percentage of net assets as of September 30, 2008

Bonds
Corporate bonds
Banks	0.33%
Diversified financial services	0.04
Electric utilities	0.05
Total corporate bonds	0.42
Asset-backed securities	0.11
Commercial mortgage-backed security	0.13
Mortgage & agency debt securities	5.22
Non US government obligations	1.15
Sovereign/supranational bond	0.17
US government obligations	1.69
Total bonds	8.89
Investment companies
iShares MSCI Emerging Markets Index Fund	1.92
UBS Corporate Bond Relationship Fund	2.59
UBS High Yield Relationship Fund	5.40
UBS International Equity Relationship Fund	25.50
UBS U.S. Large Cap Equity Relationship Fund	38.73
UBS U.S. Large Cap Growth Equity Relationship Fund	8.05
UBS U.S. Securitized Mortgage Relationship Fund	3.14
Total investment companies	85.33
Short-term investment	5.74
Total investments	99.96
Cash and other assets, less liabilities	0.04
Net assets	100.00%

(1) Figures represent the industry breakdown of direct investments of the UBS Global Frontier Fund.  Figures would be different if a breakdown of the underlying investment companies’ industry diversification was included.

UBS Global Frontier Fund — Portfolio of investments

September 30, 2008 (unaudited)

Security Description	Face amount		Value
Bonds—8.89%
Corporate bonds—0.42%
Germany—0.20%
Kreditanstalt fuer Wiederaufbau,
4.625%, due 10/12/12	EUR	120,000	$169,753

Ireland—0.04%
GE Capital European Funding,
4.625%, due 08/23/10	EUR	25,000	32,792

Italy—0.03%
Intesa Sanpaolo SpA,
6.375%, due 04/6/10	EUR	20,000	28,571

Netherlands—0.07%
E.ON International Finance BV,
5.125%, due 10/2/12	EUR	30,000	42,196
Rabobank Nederland NV,
4.125%, due 04/4/12	15,000		20,536
Total Netherlands corporate bonds			62,732

United Kingdom—0.08%
Bank of Scotland PLC,
9.375%, due 05/15/21	GBP	40,000	66,172
Total corporate bonds (cost $419,569)			360,020

Asset-backed securities—0.11%
United States—0.11%
GSAMP Trust,
Series 2006-S4, Class A1,
3.297%, due 05/25/36(1)	$91,598		40,199
IndyMac Seconds Asset Backed Trust,
Series 2006-A, Class A,
3.337%, due 06/25/36(1)	12,681		3,565
Merrill Lynch First Franklin Mortgage Loan Trust,
Series 2007-A, Class A1,
4.307%, due 10/25/27(1)	16,995		15,778
SACO I Trust,
Series 2006-3, Class A1,
3.387%, due 04/25/36(1)	26,372		7,689
Structured Asset Securities Corp.,
Series 2005-S7, Class A2,
3.507%, due 12/25/35(1),(2)	41,600		29,257
Total asset-backed securities (cost $159,102)			96,488

Commercial mortgage-backed security—0.13%
United States—0.13%
Banc of America Commercial Mortgage, Inc.,
Series 2006-3, Class A4,
5.889%, due 07/10/44
(cost $127,890)(1)	125,000		113,161

Mortgage & agency debt securities—5.22%
United States—5.22%
Federal Home Loan Bank,††
4.625%, due 11/19/10	255,000		255,537
Federal Home Loan Mortgage Corp.,††
5.000%, TBA	800,000		779,250
5.750%, due 09/15/10	EUR	25,000	35,707
Federal Home Loan Mortgage Corp. Gold Pools,††
#G04121, 5.500%, due 04/01/38		$287,204	285,907
#G04458, 5.500%, due 06/01/38	173,578		172,794
#G04684, 5.500%, due 09/01/38	174,824		174,034

United States—(concluded)
Federal National Mortgage Association,††
3.875%, due 07/12/13	130,000		129,677
5.500%, TBA	740,000		737,919
6.000%, TBA	1,715,000		1,736,972
Federal National Mortgage Association Pools,††
#983471, 5.500%, due 05/01/38	173,733		173,383
Total mortgage & agency debt securities (cost $4,526,050)			4,481,180

US government obligations—1.69%
US Treasury Bonds,
4.750%, due 02/15/37	440,000		470,663
5.375%, due 02/15/31	235,000		267,037
US Treasury Notes,
3.125%, due 08/31/13	180,000		181,378
3.875%, due 05/15/18	310,000		312,034
4.625%, due 07/31/12	200,000		214,281
Total US government obligations (cost $1,404,966)			1,445,393

Non US government obligations—1.15%
Austria—0.12%
Republic of Austria,
5.250%, due 01/04/11	EUR	70,000	101,578

Canada—0.03%
Government of Canada,
5.250%, due 06/01/12	CAD	30,000	30,298

France—0.32%
Government of France,
3.500%, due 07/12/09	EUR	10,000	14,063
3.750%, due 04/25/21	65,000		85,051
4.000%, due 04/25/55	50,000		60,814
4.750%, due 04/25/35	80,000		112,349
			272,277

Italy—0.31%
Buoni Poliennali Del Tesoro,
2.100%, due 09/15/17	EUR	37,603	50,268
3.750%, due 08/01/21	30,000		37,428
4.000%, due 02/01/37	50,000		57,776
4.250%, due 08/01/13	85,000		118,675
			264,147
Spain—0.07%
Government of Spain,
4.000%, due 01/31/10	EUR	40,000	56,419

Sweden—0.02%
Government of Sweden,
6.750%, due 05/05/14	SEK	130,000	21,549

United Kingdom—0.28%
UK Gilts,
4.250%, due 12/07/27	GBP	25,000	42,022
4.750%, due 03/07/20	25,000		44,944
4.750%, due 12/07/38	25,000		46,275
5.000%, due 03/07/12	60,000		109,635
			242,876
Total non US government obligations (cost $1,064,101)			989,144

Sovereign/supranational bond—0.17%
Supranational—0.17%
European Investment Bank,
5.375%, due 10/15/2012
(cost $152,649)	EUR	100,000	145,745
Total bonds (cost $7,854,327)			7,631,131

	Units/Shares
Investment companies—85.33%
iShares MSCI Emerging Markets Index Fund	47,700		1,647,081
UBS Corporate Bond Relationship Fund(3)	210,272		2,219,130
UBS High Yield Relationship Fund(3)	231,131		4,636,122
UBS International Equity Relationship Fund(3)	1,476,338		21,883,163
UBS U.S. Large Cap Equity Relationship Fund(3)	1,924,643		33,225,494
UBS U.S. Large Cap Growth Equity Relationship Fund(3)	669,669		6,905,689
UBS U.S. Securitized Mortgage Relationship Fund(3)	321,139		2,694,487
Total investment companies (cost $88,371,869)			73,211,166

Short-term investment—5.74%
Investment company—5.74%
UBS Cash Management Prime Relationship Fund, 2.84%(3),(4)
(cost $4,923,129)	4,923,129		4,923,129

Total investments—99.96% (cost $101,149,325)			85,765,426
Cash and other assets, less liabilities—0.04%			30,130
Net assets—100.00%			$85,795,556

Notes to portfolio of investments

Aggregate cost for federal income tax purposes, which was the same for book purposes, was $101,149,325; and net unrealized depreciation consisted of:

Gross unrealized appreciation	$42,326
Gross unrealized depreciation	(15,426,225)
Net unrealized depreciation	$(15,383,899)

(1)	Floating rate security — The interest rates shown are the current rates as of September 30, 2008.
(2)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid, unless otherwise noted, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2008, the value of these securities amounted to $29,257 or 0.03% of net assets.

(3)	Investment in affiliated mutual fund.
(4)	The rate shown reflects the yield at September 30, 2008.

GSAMP	Goldman Sachs Mortgage Securities Corp.
TBA

(To be announced) Security is purchased on a forward commitment basis with an approximate principal amount (generally +/-1.0%) and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement, when the specific mortgage pools are assigned.

Currency type abbreviations:
CAD	Canadian Dollar
EUR	Euro
GBP	Great Britain Pound
SEK	Swedish Krona

Forward foreign currency contracts

UBS Global Frontier Fund had the following open forward foreign currency contracts as of September 30, 2008:

	Contracts to deliver	In exchange for		Maturity dates	Unrealized appreciation/ (depreciation)
Canadian Dollar	1,005,000	USD	980,803	10/03/08	$36,419
Canadian Dollar	1,005,000	USD	971,005	12/18/08	24,371
Euro	5,755,000	USD	9,009,539	10/03/08	906,806
Euro	2,715,000	USD	3,956,542	12/18/08	122,076
Great Britain Pound	1,960,000	USD	3,883,924	10/03/08	399,057
Great Britain Pound	865,000	USD	1,583,988	12/18/08	41,973
Japanese Yen	103,084,190	EUR	670,000	10/03/08	(26,086)
Japanese Yen	102,927,780	GBP	540,000	10/03/08	(7,823)
Japanese Yen	782,088,030	USD	7,413,911	10/03/08	59,104
Polish Zloty	850,000	USD	373,354	10/03/08	21,041
Singapore Dollar	1,510,000	USD	1,058,164	10/03/08	7,215
Swedish Krona	31,130,000	USD	4,847,376	10/03/08	351,149
Swiss Franc	1,131,611	GBP	555,000	10/03/08	(19,932)
Swiss Franc	3,953,389	USD	3,679,554	10/03/08	162,491
United States Dollar	970,171	CAD	1,005,000	10/03/08	(25,788)
United States Dollar	5,098,383	CHF	5,085,000	10/03/08	(574,601)
United States Dollar	2,276,183	CHF	2,470,000	12/18/08	(62,462)
United States Dollar	7,604,382	EUR	5,085,000	10/03/08	(444,973)
United States Dollar	1,588,140	GBP	865,000	10/03/08	(50,176)
United States Dollar	10,019,672	JPY	988,100,000	10/03/08	(727,515)
United States Dollar	5,864,034	JPY	612,900,000	12/18/08	(35,149)
United States Dollar	378,957	PLN	850,000	10/03/08	(26,644)
United States Dollar	5,167,517	SEK	31,130,000	10/03/08	(671,290)
United States Dollar	3,172,860	SEK	21,090,000	12/18/08	(124,278)
United States Dollar	1,099,468	SGD	1,510,000	10/03/08	(48,518)
United States Dollar	1,061,892	SGD	1,510,000	12/18/08	(7,007)
United States Dollar	1,099,754	TWD	34,000,000	11/19/08	(44,247)
Net unrealized depreciation on forward foreign currency contracts					$(764,787)

Currency type abbreviations:
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	Great Britain Pound
JPY	Japanese Yen
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
TWD	New Taiwan Dollar
USD	United States Dollar

Futures contracts

UBS Global Frontier Fund had the following open futures contracts as of September 30, 2008:

	Expiration dates	Cost/(proceeds)	Value	Unrealized appreciation/ (depreciation)
Index futures buy contracts:
Amsterdam Exchanges Index, 13 contracts (EUR)	October 2008	$1,401,579	$1,233,689	$(167,890)
FTSE 100 Index, 25 contracts (GBP)	December 2008	2,300,177	2,234,039	(66,139)
Russell 2000 Index, 12 contracts (USD)	December 2008	4,166,292	4,066,500	(99,792)
S&P 500 Index, 9 contracts (USD)	December 2008	2,720,295	2,626,650	(93,645)
S&P MIB Index, 5 contracts (EUR)	December 2008	948,403	910,878	(37,524)

Index futures sell contracts:
DAX Index, 4 contracts (EUR)	December 2008	(848,755)	(838,307)	10,447
Hang Seng Stock Index, 4 contracts (HKD)	October 2008	(488,335)	(471,981)	16,354
S&P Toronto Stock Exchange 60 Index, 14 contracts (CAD)	December 2008	(2,011,397)	(1,862,983)	148,414
SPI 200 Index, 15 contracts (AUD)	December 2008	(1,446,301)	(1,430,845)	15,457
Net unrealized depreciation on futures contracts				$(274,318)

The segregated aggregate market value of cash collateral delivered to broker to cover margin requirements for the open future positions at September 30, 2008 was $778,178.

Currency type abbreviations:
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	Great Britain Pound
HKD	Hong Kong Dollar
USD	United States Dollar

UBS Global Equity Fund

Industry diversification (unaudited)(1)

As a percentage of net assets as of September 30, 2008

Common stocks
Air freight & logistics	1.50%
Airlines	1.64
Automobiles	1.30
Beverages	0.58
Biotechnology	1.73
Building products	0.77
Capital markets	4.39
Chemicals	0.80
Commercial banks	8.15
Communications equipment	0.96
Construction materials	0.89
Consumer finance	0.66
Diversified financial services	2.07
Diversified telecommunication services	1.41
Electric utilities	1.55
Energy equipment & services	1.72
Food & staples retailing	4.58
Food products	2.64
Health care equipment & supplies	2.89
Health care providers & services	0.81
Household durables	0.84
Industrial conglomerates	0.81
Insurance	5.97
Internet software & services	0.54
Life sciences tools & services	0.87
Machinery	3.00
Media	3.52
Metals & mining	2.17
Multi-utilities	1.70
Office electronics	1.09
Oil, gas & consumable fuels	7.04
Personal products	0.99
Pharmaceuticals	6.09
Professional services	1.35
Real estate management & development	1.11
Road & rail	1.01
Semiconductors & semiconductor equipment	2.89
Software	2.43
Specialty retail	0.75
Textiles, apparel & luxury goods	0.83
Tobacco	2.73
Trading companies & distributors	0.61
Wireless telecommunication services	4.19
Total common stocks	93.57
Investment company
UBS Emerging Markets Equity Completion Relationship Fund	5.55
Short-term investment	0.91
Investment of cash collateral from securities loaned	0.13
Total investments	100.16
Liabilities, in excess of cash and other assets	(0.16)
Net assets	100.00%

(1) Figures represent the industry breakdown of direct investments of the UBS Global Equity Fund. Figures would be different if a breakdown of the underlying investment company’s industry diversification was included.

UBS Global Equity Fund — Portfolio of investments

September 30, 2008 (unaudited)

Security description	Shares	Value
Common stocks—93.57%
Australia—1.75%
QBE Insurance Group Ltd.	111,540	$2,410,704
Rio Tinto Ltd.	30,281	2,084,187
Total Australia common stocks		4,494,891

Austria—1.41%
Telekom Austria AG	205,285	3,617,755

Canada—1.01%
Canadian National Railway Co.	54,200	2,592,386

Finland—0.96%
Nokia Oyj	132,840	2,476,498

France—6.17%
AXA SA	102,070	3,346,154
BNP Paribas	42,064	4,043,752
Technip SA	32,385	1,819,274
Total SA	110,307	6,654,919
Total France common stocks		15,864,099

Germany—2.49%
Muenchener Rueckversicherungs-Gesellschaft AG	28,652	4,325,536
Siemens AG	22,120	2,076,059
Total Germany common stocks		6,401,595

Hong Kong—2.56%
Bank of East Asia Ltd.	573,200	1,787,903
Esprit Holdings Ltd.	313,200	1,924,279
New World Development Ltd.	1,829,000	2,040,546
Sun Hung Kai Properties Ltd.	80,000	821,432
Total Hong Kong common stocks		6,574,160

Ireland—1.73%
Bank of Ireland	376,756	2,166,179
CRH PLC	104,417	2,272,400
Total Ireland common stocks		4,438,579

Japan—10.70%
Canon, Inc.	74,800	2,796,554
Honda Motor Co., Ltd.	112,400	3,338,325
Japan Tobacco, Inc.	972	3,659,432
Komatsu Ltd.	121,700	1,969,939
Mitsubishi UFJ Financial Group, Inc.	370,800	3,214,330
Nomura Holdings, Inc.	261,200	3,370,931
NTT DoCoMo, Inc.	2,255	3,636,419
Shionogi & Co., Ltd.	115,000	2,326,915
Sumitomo Corp.	169,000	1,574,745
Tokyo Electron Ltd.	36,200	1,612,691
Total Japan common stocks		27,500,281

Jersey (Channel Islands)—0.56%
Experian PLC	218,422	1,448,322

Luxembourg—0.68%
ArcelorMittal	34,984	1,749,874

Netherlands—2.12%
ASML Holding NV	86,638	1,546,961
Koninklijke Ahold NV	338,940	3,910,839
Total Netherlands common stocks		5,457,800

Norway—0.68%
Norsk Hydro ASA	259,400	1,751,952

Switzerland—6.46%
Adecco SA	46,736	2,042,108
Credit Suisse Group AG	55,117	2,624,197
Givaudan SA	2,482	2,058,209
Nestle SA	109,192	4,722,779
Roche Holding AG	33,084	5,157,363
Total Switzerland common stocks		16,604,656

United Kingdom—8.13%
Associated British Foods PLC	161,824	2,046,019
Barclays PLC	654,305	3,974,754
British Sky Broadcasting Group PLC	404,114	3,005,202
Tesco PLC	504,066	3,505,504
Tullow Oil PLC	296,625	3,785,781
Vodafone Group PLC	2,075,720	4,585,676
Total United Kingdom common stocks		20,902,936

United States—46.16%
Aflac, Inc.	45,800	2,690,750
Allergan, Inc.	46,600	2,399,900
Cephalon, Inc.*	14,900	1,154,601
Citigroup, Inc.	259,700	5,326,447
Coach, Inc.*	84,900	2,125,896
Comcast Corp., Class A	194,700	3,821,961
Constellation Brands, Inc., Class A*	69,300	1,487,178
Covidien Ltd.	51,804	2,784,983
Discover Financial Services	123,083	1,701,007
EOG Resources, Inc.	18,000	1,610,280
Estee Lauder Cos., Inc.	51,200	2,555,392
Exelon Corp.	63,500	3,976,370
FedEx Corp.	48,700	3,849,248
Fortune Brands, Inc.	37,600	2,156,736
Genzyme Corp.*	40,700	3,292,223
Goldman Sachs Group, Inc.	12,500	1,600,000
Halliburton Co.	80,400	2,604,156
Illinois Tool Works, Inc.	86,200	3,831,590
Intel Corp.	227,400	4,259,202
Intuit, Inc.*	76,600	2,421,326
Masco Corp.	111,000	1,991,340
Medco Health Solutions, Inc.*	46,600	2,097,000
Medtronic, Inc.	53,900	2,700,390
Millipore Corp.*	32,500	2,236,000
Morgan Stanley	160,600	3,693,800
News Corp., Class A	185,100	2,219,349
NiSource, Inc.	71,100	1,049,436
PACCAR, Inc.	49,700	1,898,043
Peabody Energy Corp.	48,200	2,169,000
Philip Morris International, Inc.	70,300	3,381,430
Principal Financial Group, Inc.	59,300	2,578,957
Sempra Energy	65,800	3,320,926
Southwest Airlines Co.	289,900	4,206,449
Sprint Nextel Corp.	419,853	2,561,103
Sunoco, Inc.	77,800	2,768,124
Symantec Corp.*	121,365	2,376,327
SYSCO Corp.	141,600	4,365,528
Ultra Petroleum Corp.*	20,000	1,106,800
VMware Inc., Class A*(1)	54,612	1,454,864
Wells Fargo & Co.	153,800	5,772,114

United States—(concluded)
Wyeth	155,600	5,747,864
Yahoo!, Inc.*	80,200	1,387,460
Zimmer Holdings, Inc.*	30,100	1,943,256
Total United States common stocks		118,674,806
Total common stocks (cost $260,762,180)		240,550,590

	Units
Investment company—5.55%
UBS Emerging Markets Equity Completion Relationship Fund(2)
(cost $12,605,627)	1,336,404	14,259,159

	Shares
Short-term investment—0.91%
Other—0.91%
UBS Supplementary Trust - U.S. Cash Management Prime Fund, 2.85%(2),(3)
(cost $2,336,688)	2,336,688	2,336,688

Investment of cash collateral from securities loaned—0.13%
UBS Supplementary Trust—U.S. Cash Management Prime Fund, 2.85%(2),(3)
(cost $345,851)	345,851	345,851

Total investments—100.16% (cost $276,050,346)		257,492,288
Liabilities, in excess of cash and other assets—(0.16)%		(415,621)
Net assets—100.00%		$257,076,667

Notes to portfolio of investments

Aggregate cost for federal income tax purposes, which was the same for book purposes, was $276,050,346; and net unrealized depreciation consisted of:

Gross unrealized appreciation	$19,233,596
Gross unrealized depreciation	(37,791,654)
Net unrealized depreciation	$(18,558,058)

*	Non-income producing security.
(1)	Security, or portion thereof, was on loan at September 30, 2008.
(2)	Investment in affiliated mutual fund.
(3)	The rate shown reflects the yield at September 30, 2008.

Forward foreign currency contracts

UBS Global Equity Fund had the following open forward foreign currency contracts as of September 30, 2008:

	Contracts to deliver	In exchange for		Maturity dates	Unrealized appreciation/(depreciation)
Australian Dollar	4,270,000	USD	3,645,723	10/03/08	$271,440
Australian Dollar	1,765,000	USD	1,386,813	12/18/08	(2,795)
Canadian Dollar	3,925,000	USD	3,830,498	10/03/08	142,235
Danish Krone	8,220,000	USD	1,605,155	10/03/08	54,034
Euro	920,000	USD	1,454,796	07/09/08	—
Euro	26,760,000	USD	41,755,573	10/03/08	4,078,920
Euro	18,860,000	USD	27,484,489	12/18/08	848,008
Great Britain Pound	12,725,000	USD	25,126,535	10/03/08	2,501,570
Great Britain Pound	985,000	USD	1,720,472	10/03/08	(30,852)
Great Britain Pound	3,655,000	USD	6,693,036	12/18/08	177,353
Hong Kong Dollar	38,830,000	USD	5,006,241	10/03/08	5,402
Hong Kong Dollar	24,325,000	USD	3,121,286	10/03/08	(11,483)
Hong Kong Dollar	49,355,000	USD	6,359,771	12/18/08	(4,174)
Japanese Yen	222,331,275	AUD	2,505,000	10/03/08	(111,292)
Japanese Yen	309,430,770	GBP	1,615,000	10/03/08	(38,448)
Japanese Yen	2,222,383,495	USD	582,496,265	10/03/08	280,056
Japanese Yen	251,000,000	USD	2,338,061	10/03/08	(22,359)
Norwegian Krone	16,530,000	USD	3,209,169	10/03/08	395,719
Norwegian Krone	7,760,000	USD	1,358,612	12/18/08	44,134
Singapore Dollar	7,975,000	USD	5,588,648	10/03/08	38,105
Singapore Dollar	2,410,000	USD	1,683,843	12/18/08	218
Swedish Krona	128,510,000	USD	20,147,607	10/03/08	1,586,409
Swiss Franc	17,085,000	USD	16,036,191	10/03/08	836,818
Swiss Franc	4,335,000	USD	3,889,881	12/18/08	4,666
United States Dollar	1,423,914	AUD	1,765,000	10/03/08	(29,158)
United States Dollar	1,447,141	AUD	1,765,000	12/18/08	(57,533)
United States Dollar	3,863,984	CAD	3,925,000	10/03/08	(175,721)
United States Dollar	17,040,785	CHF	17,085,000	10/03/08	(1,841,412)
United States Dollar	10,505,460	CHF	11,400,000	12/18/08	(288,286)
United States Dollar	1,711,609	DKK	8,220,000	10/03/08	(160,487)
United States Dollar	1,605,663	DKK	8,220,000	12/18/08	(48,521)
United States Dollar	39,766,659	EUR	26,760,000	10/03/08	(2,090,006)
United States Dollar	22,754,041	GBP	12,095,000	10/03/08	(1,249,212)
United States Dollar	8,120,476	HKD	63,155,000	10/03/08	13,133
United States Dollar	5,245,540	JPY	561,400,000	10/03/08	33,903
United States Dollar	29,771,258	JPY	2,999,900,000	10/03/08	(1,627,806)
United States Dollar	10,497,663	JPY	1,097,200,000	12/18/08	(62,922)
United States Dollar	3,061,436	NOK	16,530,000	10/03/08	(247,986)
United States Dollar	21,331,662	SEK	128,510,000	10/03/08	(2,770,464)
United States Dollar	12,020,460	SEK	79,900,000	12/18/08	(470,830)
United States Dollar	5,806,791	SGD	7,975,000	10/03/08	(256,249)
United States Dollar	5,608,338	SGD	7,975,000	12/18/08	(37,005)
Net unrealized depreciation on forward foreign currency contracts					$(322,878)

Currency type abbreviations:

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	Great Britain Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
NOK	Norwegian Krone
SEK	Swedish Krona
SGD	Singapore Dollar
USD	United States Dollar

UBS International Equity Fund

Industry diversification (unaudited)(1)

As a percentage of net assets as of September 30, 2008

Common stocks
Aerospace & defense	0.69%
Air freight & logistics	0.58
Airlines	1.34
Automobiles	3.40
Capital markets	2.53
Chemicals	3.14
Commercial banks	15.11
Communications equipment	1.45
Construction & engineering	0.23
Construction materials	1.03
Diversified telecommunication services	2.50
Electric utilities	1.32
Energy equipment & services	0.67
Food & staples retailing	2.29
Food products	4.34
Health care equipment & supplies	0.93
Household products	1.56
Industrial conglomerates	1.73
Insurance	7.40
Machinery	1.81
Marine	0.72
Media	2.37
Metals & mining	3.42
Multi-utilities	1.53
Office electronics	1.62
Oil, gas & consumable fuels	8.18
Pharmaceuticals	6.26
Professional services	1.02
Real estate management & development	1.83
Road & rail	1.20
Semiconductors & semiconductor equipment	1.23
Software	0.75
Specialty retail	1.24
Tobacco	1.79
Trading companies & distributors	2.41
Wireless telecommunication services	4.10
Total common stocks	93.72
Investment company
UBS Emerging Markets Equity Completion Relationship Fund	5.60
Short-term investment	0.12
Investment of cash collateral from securities loaned	1.45
Total investments	100.89
Liabilities, in excess of cash and other assets	(0.89)
Net assets	100.00%

(1) Figures represent the industry breakdown of direct investments of the UBS International Equity Fund. Figures would be different if a breakdown of the underlying investment company’s industry diversification was included.

UBS International Equity Fund — Portfolio of investments

September 30, 2008 (unaudited)

Security description	Shares	Value
Common stocks—93.72%
Australia—4.71%
BHP Billiton Ltd.	75,468	$1,939,075
National Australia Bank Ltd.	39,708	807,014
Orica Ltd.	57,512	979,771
Qantas Airways Ltd.	379,579	961,676
QBE Insurance Group Ltd.	38,376	829,417
Total Australia common stocks		5,516,953

Austria—1.47%
Telekom Austria AG	98,030	1,727,591

Canada—5.29%
Canadian National Railway Co.	29,500	1,407,573
Manulife Financial Corp.	30,700	1,104,248
Toronto-Dominion Bank	30,000	1,806,343
TransCanada Corp.(1)	52,600	1,886,532
Total Canada common stocks		6,204,696

Finland—1.45%
Nokia Oyj	90,893	1,694,492

France—9.55%
AXA SA	42,792	1,402,847
BNP Paribas	26,946	2,590,409
GDF Suez	34,282	1,793,825
Societe Generale	7,074	642,139
Technip SA	14,058	789,728
Total SA	65,786	3,968,928
Total France common stocks		11,187,876

Germany—9.48%
Allianz SE	4,846	666,482
Daimler AG	30,830	1,558,147
E.ON AG	30,576	1,548,468
Henkel AG & Co KGaA, Preference shares	31,448	1,155,225
MAN AG	7,356	494,125
Metro AG	19,009	952,055
Muenchener Rueckversicherungs-Gesellschaft AG	17,878	2,699,006
Siemens AG	21,631	2,030,164
Total Germany common stocks		11,103,672

Greece—0.85%
Alpha Bank AE	45,120	992,051

Hong Kong—2.44%
Bank of East Asia Ltd.	249,400	777,919
Esprit Holdings Ltd.	125,700	772,292
New World Development Ltd.	866,000	966,163
Sun Hung Kai Properties Ltd.	34,000	349,109
Total Hong Kong common stocks		2,865,483

Ireland—2.75%
Bank of Ireland	160,460	922,574
CRH PLC	55,569	1,209,333
Elan Corp. PLC ADR*	45,700	487,619
Ryanair Holdings PLC ADR*	27,100	607,853
Total Ireland common stocks		3,227,379

Italy—0.78%
Intesa Sanpaolo SpA	168,581	920,242

Japan—17.70%
Bank of Yokohama Ltd.	147,000	713,116
Canon, Inc.	50,700	1,895,525
Honda Motor Co., Ltd.	81,800	2,429,493
Japan Tobacco, Inc.	556	2,093,255
Kao Corp.	25,000	669,738
Komatsu Ltd.	57,700	933,981
Kuraray Co., Ltd.	62,000	611,189
Mitsubishi Corp.	71,000	1,477,493
Mitsui Fudosan Co., Ltd.	43,000	827,824
Mitsui OSK Lines Ltd.	97,000	839,383
Mitsui Sumitomo Insurance Group Holdings, Inc.*	29,300	990,941
Nomura Holdings, Inc.	89,200	1,151,176
NTT DoCoMo, Inc.	941	1,517,459
Shin-Etsu Chemical Co., Ltd.	17,700	842,690
Sumitomo Mitsui Financial Group, Inc.	297	1,860,667
Sumitomo Trust & Banking Co., Ltd.	180,000	1,194,140
THK Co. Ltd.	44,600	692,633
Total Japan common stocks		20,740,703

Jersey (Channel Islands)—0.38%
Experian PLC	67,313	446,342

Luxembourg—0.67%
ArcelorMittal	15,623	781,451

Netherlands—2.45%
ASML Holding NV	80,341	1,434,525
Reed Elsevier NV	50,376	750,954
TNT NV	24,463	684,187
Total Netherlands common stocks		2,869,666

Norway—0.63%
Norsk Hydro ASA	109,900	742,250

Singapore—1.03%
Singapore Telecommunications Ltd.	527,000	1,206,137

Spain—1.04%
Banco Bilbao Vizcaya Argentaria SA	75,115	1,217,696

Switzerland—13.31%
Adecco SA	17,269	754,561
Credit Suisse Group AG	38,151	1,816,423
Givaudan SA	1,505	1,248,027
Nestle SA	88,803	3,840,913
Novartis AG	64,023	3,348,747
Roche Holding AG	22,460	3,501,220
Synthes, Inc.	7,853	1,084,710
Total Switzerland common stocks		15,594,601

United Kingdom—17.74%
Associated British Foods PLC	98,333	1,243,272
Balfour Beatty PLC	50,280	270,505
Barclays PLC	364,771	2,215,901
BP PLC	361,325	3,007,954
British Sky Broadcasting Group PLC	272,661	2,027,649
Cobham PLC	237,554	803,495
Kingfisher PLC	286,623	679,637
Prudential PLC	105,776	973,642
Rio Tinto PLC	8,860	551,276

United Kingdom—(concluded)
Sage Group PLC	251,777	876,497
Standard Chartered PLC	42,846	1,040,740
Tesco PLC	249,913	1,738,008
Tullow Oil PLC	56,498	721,076
Vodafone Group PLC	1,490,410	3,292,611
Wolseley PLC	177,083	1,348,631
Total United Kingdom common stocks		20,790,894
Total common stocks (cost $111,656,290)		109,830,175

	Units
Investment company—5.60%
UBS Emerging Markets Equity Completion Relationship Fund(2)
(cost $5,797,615)	614,643	6,558,114

	Shares
Short-term investment—0.12%(3)
Other—0.12%(3)
UBS Supplementary Trust—U.S. Cash Management Prime Fund, 2.85%(2),(4)
(cost $144,855)	144,855	144,854

Investment of cash collateral from securities loaned—1.45%
UBS Supplementary Trust—U.S. Cash Management Prime Fund, 2.85%(2),(4)
(cost $1,694,674)	1,694,674	1,694,674

Total investments—100.89% (cost $119,293,434)		118,227,817
Liabilities, in excess of cash and other assets—(0.89)%		(1,044,239)
Net assets—100.00%		$117,183,578

Notes to portfolio of investments

Aggregate cost for federal income tax purposes, which was the same for book purposes, was $119,293,434; and net unrealized depreciation consisted of:

Gross unrealized appreciation	$14,162,106
Gross unrealized depreciation	(15,227,723)
Net unrealized depreciation	$(1,065,617)

*	Non-income producing security.
(1)	Security, or portion thereof, was on loan at September 30, 2008.
(2)	Investment in affiliated mutual fund.
(3)	Amount represents less than 0.005%.
(4)	The rate shown reflects the yield at September 30, 2008.

ADR	American depositary receipt
Preference shares	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

Forward foreign currency contracts

UBS International Equity Fund had the following open forward foreign currency contracts as of September 30, 2008:

	Contracts to deliver	In exchange for		Maturity dates	Unrealized appreciation/ (depreciation)
Australian Dollar	5,770,000	USD	5,322,803	10/03/08	$763,176
Australian Dollar	2,560,000	USD	2,098,970	12/18/08	83,447
Canadian Dollar	2,315,000	USD	2,289,906	10/03/08	114,535
Canadian Dollar	710,000	USD	655,921	10/03/08	(11,256)
Canadian Dollar	1,265,000	USD	1,222,210	12/18/08	30,676
Danish Krone	8,600,000	USD	1,679,360	10/03/08	56,532
Euro	17,705,000	USD	27,519,249	10/03/08	2,591,552
Euro	7,985,000	USD	11,636,461	12/18/08	359,032
Great Britain Pound	7,440,000	USD	14,721,652	10/03/08	1,493,382
Great Britain Pound	1,560,000	USD	2,856,672	12/18/08	75,696
Hong Kong Dollar	15,215,000	USD	1,953,976	10/03/08	(5,533)
Hong Kong Dollar	12,190,000	USD	1,570,775	12/18/08	(1,031)
Japanese Yen	197,036,100	AUD	2,220,000	10/03/08	(98,630)
Japanese Yen	205,009,860	GBP	1,070,000	10/03/08	(25,473)
Japanese Yen	1,241,554,040	USD	11,889,475	10/03/08	213,820
Japanese Yen	259,200,000	USD	2,410,063	10/03/08	(27,471)
Japanese Yen	61,800,000	USD	592,414	12/18/08	4,675
Norwegian Krone	8,400,000	USD	1,638,848	10/03/08	209,146
Singapore Dollar	3,295,000	USD	2,349,702	10/03/08	56,406
Swedish Krona	76,660,000	USD	12,092,988	10/03/08	1,020,686
Swiss Franc	6,590,000	USD	6,477,388	10/03/08	614,708
United States Dollar	3,044,678	AUD	3,550,000	10/03/08	(239,362)
United States Dollar	389,412	CAD	420,000	10/03/08	5,256
United States Dollar	2,541,357	CAD	2,605,000	10/03/08	(93,478)
United States Dollar	6,466,521	CHF	6,590,000	10/03/08	(603,842)
United States Dollar	1,801,375	DKK	8,600,000	10/03/08	(178,547)
United States Dollar	1,679,891	DKK	8,600,000	12/18/08	(50,764)
United States Dollar	1,522,295	EUR	1,095,000	10/03/08	19,406
United States Dollar	24,796,753	EUR	16,610,000	10/03/08	(1,410,761)
United States Dollar	12,096,124	GBP	6,370,000	10/03/08	(770,306)
United States Dollar	1,568,653	HKD	12,190,000	10/03/08	1,273
United States Dollar	390,125	HKD	3,025,000	10/03/08	(541)
United States Dollar	5,018,736	JPY	539,500,000	10/03/08	54,758
United States Dollar	13,746,939	JPY	1,363,300,000	10/03/08	(926,376)
United States Dollar	5,613,360	JPY	586,700,000	12/18/08	(33,646)
United States Dollar	1,623,141	NOK	8,400,000	10/03/08	(193,439)
United States Dollar	12,727,033	SEK	76,660,000	10/03/08	(1,654,731)
United States Dollar	6,308,109	SEK	41,930,000	12/18/08	(247,082)
United States Dollar	2,399,169	SGD	3,295,000	10/03/08	(105,873)
United States Dollar	1,543,611	SGD	2,195,000	12/18/08	(10,185)
Net unrealized appreciation on forward foreign currency contracts					$1,079,835

Currency type abbreviations:
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	Great Britain Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
NOK	Norwegian Krone
SEK	Swedish Krona
SGD	Singapore Dollar
USD	United States Dollar

UBS U.S. Equity Alpha Fund

Industry diversification (unaudited)(1)

As a percentage of net assets as of September 30, 2008

Common stocks
Air freight & logistics	3.18%
Auto components	4.71
Beverages	1.41
Biotechnology	4.63
Building products	1.83
Capital markets	3.10
Commercial banks	7.46
Computers & peripherals	2.70
Consumer finance	1.58
Diversified financial services	2.16
Diversified telecommunication services	1.53
Electric utilities	4.03
Energy equipment & services	3.93
Food & staples retailing	1.75
Food products	0.58
Health care equipment & supplies	2.92
Health care providers & services	2.78
Hotels, restaurants & leisure	4.82
Household durables	1.43
Industrial conglomerates	3.99
Insurance	5.76
Life sciences tools & services	1.47
Machinery	5.37
Media	7.48
Multiline retail	1.15
Multi-utilities	1.84
Oil, gas & consumable fuels	7.41
Pharmaceuticals	7.46
Road & rail	2.59
Semiconductors & semiconductor equipment	8.53
Software	5.66
Specialty retail	1.21
Textiles, apparel & luxury goods	0.94
Wireless telecommunication services	1.86
Total common stocks	119.25
Investment company
SPDR Trust, Series 1	0.63
Total investments before investments sold short	119.88

Investments sold short
Common stocks
Aerospace & defense	(1.32)
Air freight & logistics	(1.25)
Beverages	(0.59)
Capital markets	(0.81)
Food & staples retailing	(1.35)
Food products	(0.52)
Health care equipment & supplies	(0.54)
Health care providers & services	(0.90)
Hotels, restaurants & leisure	(1.34)
Household durables	(0.64)
Insurance	(0.63)
Machinery	(1.28)
Multiline retail	(0.58)
Oil, gas & consumable fuels	(1.43)
Pharmaceuticals	(1.71)
Road & rail	(0.83)
Semiconductors & semiconductor equipment	(0.90)
Software	(1.49)
Specialty retail	(3.04)
Tobacco	(0.61)
Total investments sold short	(21.76)
Total investments, net of investments sold short	98.12
Cash and other assets, less liabilities	1.88
Net assets	100.00%

(1) Figures represent the industry breakdown of direct investments of the UBS U.S. Equity Alpha Fund.  Figures would be different if a breakdown of the underlying investment company’s industry diversification was included.

UBS U.S. Equity Alpha Fund — Portfolio of investments

September 30, 2008 (unaudited)

Security description	Shares	Value
Common stocks—119.25%
Air freight & logistics—3.18%
FedEx Corp.(1)	40,900	$3,232,736

Auto components—4.71%
BorgWarner, Inc.(1)	63,900	2,094,003
Johnson Controls, Inc.(1)	88,700	2,690,271
		4,784,274
Beverages—1.41%
Constellation Brands, Inc., Class A*(1)	66,800	1,433,528

Biotechnology—4.63%
Amgen, Inc.*	17,900	1,060,933
Cephalon, Inc.*(1)	4,800	371,952
Genzyme Corp.*(1)	40,500	3,276,045
		4,708,930
Building products—1.83%
Masco Corp.(1)	103,600	1,858,584

Capital markets—3.10%
Bank of New York Mellon Corp.(1)	46,906	1,528,197
Goldman Sachs Group, Inc.	4,200	537,600
Morgan Stanley(1)	47,000	1,081,000
		3,146,797
Commercial banks—7.46%
City National Corp.(1)	11,500	624,450
Fifth Third Bancorp(1)	139,100	1,655,290
SunTrust Banks, Inc.(1)	45,000	2,024,550
Wells Fargo & Co.(1)	87,500	3,283,875
		7,588,165
Computers & peripherals—2.70%
Hewlett-Packard Co.	33,400	1,544,416
NetApp, Inc.*(1)	65,700	1,197,711
		2,742,127
Consumer finance—1.58%
Discover Financial Services(1)	116,050	1,603,811

Diversified financial services—2.16%
Citigroup, Inc.(1)	107,000	2,194,570

Diversified telecommunication services—1.53%
AT&T, Inc.(1)	55,600	1,552,352

Electric utilities—4.03%
American Electric Power Co., Inc.(1)	26,300	973,889
Exelon Corp.(1)	34,600	2,166,652
Pepco Holdings, Inc.(1)	41,600	953,056
		4,093,597
Energy equipment & services—3.93%
Baker Hughes, Inc.(1)	33,700	2,040,198
Halliburton Co.(1)	60,200	1,949,878
		3,990,076
Food & staples retailing—1.75%
SYSCO Corp.(1)	57,800	1,781,974

Food products—0.58%
Dean Foods Co.*(1)	25,300	591,008

Health care equipment & supplies—2.92%
Covidien Ltd.(1)	29,700	1,596,672
Medtronic, Inc.(1)	17,300	866,730
Zimmer Holdings, Inc.*(1)	7,800	503,568
		2,966,970
Health care providers & services—2.78%
DaVita, Inc.*(1)	10,600	604,306
Medco Health Solutions, Inc.*(1)	38,800	1,746,000
UnitedHealth Group, Inc.(1)	18,700	474,793
		2,825,099

Hotels, restaurants & leisure—4.82%
Carnival Corp.(1)	44,700	1,580,145
Royal Caribbean Cruises Ltd.(1)	51,700	1,072,775
Starbucks Corp.*(1)	78,500	1,167,295
Starwood Hotels & Resorts Worldwide, Inc.(1)	38,500	1,083,390
		4,903,605
Household durables—1.43%
Fortune Brands, Inc.(1)	25,400	1,456,944

Industrial conglomerates—3.99%
General Electric Co.(1)	159,200	4,059,600

Insurance—5.76%
ACE Ltd.(1)	19,700	1,066,361
Aflac, Inc.(1)	34,900	2,050,375
Hartford Financial Services Group, Inc.(1)	25,700	1,053,443
Principal Financial Group, Inc.(1)	38,700	1,683,063
		5,853,242
Life sciences tools & services—1.47%
Millipore Corp.*(1)	13,300	915,040
Pharmaceutical Product Development, Inc.(1)	14,100	583,035
		1,498,075
Machinery—5.37%
Illinois Tool Works, Inc.(1)	59,500	2,644,775
PACCAR, Inc.(1)	48,100	1,836,939
Pall Corp.(1)	28,400	976,676
		5,458,390
Media—7.48%
Comcast Corp., Class A(1)	167,700	3,291,951
Interpublic Group of Cos., Inc.*(1)	150,045	1,162,849
News Corp., Class A(1)	115,700	1,387,243
Omnicom Group, Inc.(1)	45,600	1,758,336
		7,600,379
Multiline retail—1.15%
JC Penney Co., Inc.(1)	35,000	1,166,900

Multi-utilities—1.84%
Sempra Energy(1)	37,000	1,867,390

Oil, gas & consumable fuels—7.41%
ConocoPhillips(1)	42,200	3,091,150
EOG Resources, Inc.(1)	8,100	724,626
Marathon Oil Corp.(1)	31,400	1,251,918
Peabody Energy Corp.(1)	21,800	981,000
Sunoco, Inc.(1)	24,100	857,478
Ultra Petroleum Corp.*	11,400	630,876
		7,537,048
Pharmaceuticals—7.46%
Allergan, Inc.(1)	23,500	1,210,250
Johnson & Johnson(1)	36,600	2,535,648
Schering-Plough Corp.(1)	66,900	1,235,643
Wyeth(1)	70,300	2,596,882
		7,578,423

Road & rail—2.59%
Burlington Northern Santa Fe Corp.(1)	21,400	1,978,002
Ryder System, Inc.	10,600	657,200
		2,635,202
Semiconductors & semiconductor equipment—8.53%
Analog Devices, Inc.(1)	77,800	2,050,030
Broadcom Corp., Class A*(1)	40,200	748,926
Intel Corp.(1)	195,900	3,669,207
Lam Research Corp.*(1)	18,500	582,565
Xilinx, Inc.(1)	69,200	1,622,740
		8,673,468
Software—5.66%
Intuit, Inc.*(1)	55,500	1,754,355
Microsoft Corp.(1)	98,600	2,631,634
Symantec Corp.*(1)	35,300	691,174
VMware Inc., Class A*(1)	25,500	679,320
		5,756,483
Specialty retail—1.21%
Lowe’s Cos Inc.	52,100	1,234,249

Textiles, apparel & luxury goods—0.94%
Coach, Inc.*(1)	38,300	959,032

Wireless telecommunication services—1.86%
Sprint Nextel Corp.(1)	310,500	1,894,050

Total common stocks (cost $144,677,644)		121,227,078

Investment company—0.63%
SPDR Trust, Series 1
(cost $681,163)	5,500	637,945
Total investments before investments sold short—119.88% (cost $145,358,807)		121,865,023

Investments sold short—(21.76)%
Common stocks—(21.76)%
Aerospace & defense—(1.32)%
Lockheed Martin Corp.	(6,800)	(745,756)
Raytheon Co.	(11,200)	(599,312)
		(1,345,068)
Air freight & logistics—(1.25)%
C.H. Robinson Worldwide, Inc.	(13,000)	(662,480)
Expeditors International Washington, Inc.	(17,600)	(613,184)
		(1,275,664)
Beverages—(0.59)%
Molson Coors Brewing Co., Class B	(12,800)	(598,400)

Capital markets—(0.81)%
Charles Schwab Corp.	(31,700)	(824,200)

Food & staples retailing—(1.35)%
Walgreen Co.	(19,900)	(616,104)
Wal-Mart Stores, Inc.	(12,700)	(760,603)
		(1,376,707)
Food products—(0.52)%
Flowers Foods, Inc.	(17,866)	(524,546)

Health care equipment & supplies—(0.54)%
Intuitive Surgical, Inc.	(2,300)	(554,254)

Health care providers & services—(0.90)%
Amedisys, Inc.	(18,700)	(910,129)

Hotels, restaurants & leisure—(1.34)%
McDonald’s Corp.	(12,500)	(771,250)
Yum! Brands, Inc.	(18,200)	(593,502)
		(1,364,752)
Household durables—(0.64)%
Stanley Works	(15,700)	(655,318)

Insurance—(0.63)%
Travelers Cos., Inc.	(14,100)	(637,320)

Machinery—(1.28)%
Cummins, Inc.	(20,000)	(874,400)
Deere & Co.	(8,600)	(425,700)
		(1,300,100)
Multiline retail—(0.58)%
Sears Holdings Corp.	(6,300)	(589,050)

Oil, gas & consumable fuels—(1.43)%
Devon Energy Corp.	(9,100)	(829,920)
Occidental Petroleum Corp.	(8,800)	(619,960)
		(1,449,880)
Pharmaceuticals—(1.71)%
Abbott Laboratories	(21,700)	(1,249,486)
Eli Lilly & Co.	(11,000)	(484,330)
		(1,733,816)
Road & rail—(0.83)%
CSX Corp.	(15,500)	(845,835)

Semiconductors & semiconductor equipment—(0.90)%
Altera Corp.	(17,900)	(370,172)
Applied Materials, Inc.	(36,100)	(546,193)
		(916,365)
Software—(1.49)%
BMC Software, Inc.	(30,000)	(858,900)
Novell, Inc.	(127,000)	(652,780)
		(1,511,680)
Specialty retail—(3.04)%
Best Buy Co., Inc.	(16,800)	(630,000)
GameStop Corp., Class A	(8,300)	(283,943)
Sherwin-Williams Co.	(15,700)	(897,412)
Tiffany & Co.	(16,600)	(589,632)
TJX Cos., Inc.	(22,700)	(692,804)
		(3,093,791)
Tobacco—(0.61)%
Altria Group, Inc.	(31,100)	(617,024)

Total investments sold short (proceeds $24,661,910)		(22,123,899)
Total investments, net of investments sold short—98.12% (cost $120,696,897)		99,741,124
Cash and other assets, less liabilities—1.88%		1,914,375
Net assets—100.00%		$101,655,499

Notes to portfolio of investments

Aggregate cost for federal income tax purposes before investments sold short, which was the same for book purposes, was $145,358,807; and net unrealized depreciation consisted of:

Gross unrealized appreciation	$3,170,078
Gross unrealized depreciation	(26,663,862)
Net unrealized depreciation	$(23,493,784)

*	Non-income producing security.
(1)	All or a portion of these securities have been delivered to cover open short positions.

UBS U.S. Large Cap Equity Fund

Industry diversification (unaudited)

As a percentage of net assets as of September 30, 2008

Common stocks
Air freight & logistics	2.21%
Airlines	0.50
Auto components	2.97
Beverages	0.93
Biotechnology	4.09
Building products	1.64
Capital markets	3.42
Commercial banks	6.64
Computers & peripherals	2.56
Consumer finance	0.99
Diversified financial services	2.97
Diversified telecommunication services	1.48
Electric utilities	3.49
Energy equipment & services	4.21
Food & staples retailing	1.47
Health care equipment & supplies	2.53
Health care providers & services	2.36
Hotels, restaurants & leisure	3.63
Household durables	1.08
Industrial conglomerates	3.46
Insurance	5.00
Life sciences tools & services	1.39
Machinery	4.30
Media	6.00
Multi-utilities	1.60
Oil, gas & consumable fuels	5.64
Pharmaceuticals	7.08
Road & rail	2.15
Semiconductors & semiconductor equipment	6.59
Software	4.94
Textiles, apparel & luxury goods	0.52
Wireless telecommunication services	1.56
Total common stocks	99.40
Short-term investment	0.73
Total investments	100.13
Liabilities, in excess of cash and other assets	(0.13)
Net assets	100.00%

UBS U.S. Large Cap Equity Fund — Portfolio of investments

September 30, 2008 (unaudited)

Security description	Shares	Value
Common stocks—99.40%
Air freight & logistics—2.21%
FedEx Corp.	172,100	$13,602,784

Airlines—0.50%
Southwest Airlines Co.	212,100	3,077,571

Auto components—2.97%
BorgWarner, Inc.	233,300	7,645,241
Johnson Controls, Inc.	349,700	10,606,401
		18,251,642
Beverages—0.93%
Constellation Brands, Inc., Class A*	267,700	5,744,842

Biotechnology—4.09%
Amgen, Inc.*	107,900	6,395,233
Cephalon, Inc.*	29,500	2,285,955
Genzyme Corp.*	203,200	16,436,848
		25,118,036
Building products—1.64%
Masco Corp.	560,500	10,055,370

Capital markets—3.42%
Bank of New York Mellon Corp.	248,383	8,092,318
Goldman Sachs Group, Inc.	25,100	3,212,800
Morgan Stanley	421,800	9,701,400
		21,006,518
Commercial banks—6.64%
City National Corp.	65,700	3,567,510
Fifth Third Bancorp	680,800	8,101,520
SunTrust Banks, Inc.	184,500	8,300,655
Wells Fargo & Co.	555,000	20,829,151
		40,798,836
Computers & peripherals—2.56%
Hewlett-Packard Co.	207,900	9,613,296
NetApp, Inc.*	337,000	6,143,510
		15,756,806
Consumer finance—0.99%
Discover Financial Services	440,250	6,084,255

Diversified financial services—2.97%
Citigroup, Inc.	890,661	18,267,457

Diversified telecommunication services—1.48%
AT&T, Inc.	326,400	9,113,088

Electric utilities—3.49%
American Electric Power Co., Inc.	157,600	5,835,928
Exelon Corp.	204,300	12,793,266
Pepco Holdings, Inc.	123,200	2,822,512
		21,451,706
Energy equipment & services—4.21%
Baker Hughes, Inc.	205,200	12,422,808
Halliburton Co.	415,000	13,441,850
		25,864,658
Food & staples retailing—1.47%
SYSCO Corp.	293,200	9,039,356

Health care equipment & supplies—2.53%
Covidien Ltd.	120,800	6,494,208
Medtronic, Inc.	119,500	5,986,950
Zimmer Holdings, Inc.*	47,900	3,092,424
		15,573,582

Health care providers & services—2.36%
DaVita, Inc.*	62,100	3,540,321
Medco Health Solutions, Inc.*	182,300	8,203,500
UnitedHealth Group, Inc.	109,800	2,787,822
		14,531,643
Hotels, restaurants & leisure—3.63%
Carnival Corp.	257,800	9,113,230
Royal Caribbean Cruises Ltd.	124,400	2,581,300
Starbucks Corp.*	395,600	5,882,572
Starwood Hotels & Resorts Worldwide, Inc.	168,000	4,727,520
		22,304,622
Household durables—1.08%
Fortune Brands, Inc.	115,900	6,648,024

Industrial conglomerates—3.46%
General Electric Co.	834,500	21,279,750

Insurance—5.00%
ACE Ltd.	91,500	4,952,895
Aflac, Inc.	210,700	12,378,625
Hartford Financial Services Group, Inc.	114,500	4,693,355
Principal Financial Group, Inc.	200,700	8,728,443
		30,753,318
Life sciences tools & services—1.39%
Millipore Corp.*	71,800	4,939,840
Pharmaceutical Product Development, Inc.	86,500	3,576,775
		8,516,615
Machinery—4.30%
Illinois Tool Works, Inc.	295,200	13,121,640
PACCAR, Inc.	226,150	8,636,669
Pall Corp.	135,000	4,642,650
		26,400,959
Media—6.00%
Comcast Corp., Class A	823,200	16,159,416
Interpublic Group of Cos., Inc.*	819,100	6,348,025
News Corp., Class A	603,400	7,234,766
Omnicom Group, Inc.	185,700	7,160,592
		36,902,799
Multi-utilities—1.60%
NiSource, Inc.	156,600	2,311,416
Sempra Energy	149,600	7,550,312
		9,861,728
Oil, gas & consumable fuels—5.64%
Chevron Corp.	119,900	9,889,352
EOG Resources, Inc.	51,600	4,616,136
Marathon Oil Corp.	178,100	7,100,847
Peabody Energy Corp.	142,200	6,399,000
Sunoco, Inc.	80,800	2,874,864
Ultra Petroleum Corp.*	68,857	3,810,546
		34,690,745
Pharmaceuticals—7.08%
Allergan, Inc.	146,100	7,524,150
Johnson & Johnson	212,344	14,711,192
Schering-Plough Corp.	412,700	7,622,569
Wyeth	370,400	13,682,576
		43,540,487
Road & rail—2.15%
Burlington Northern Santa Fe Corp.	99,100	9,159,813
Ryder System, Inc.	65,900	4,085,800
		13,245,613

Semiconductors & semiconductor equipment—6.59%
Analog Devices, Inc.	381,100	10,041,985
Broadcom Corp., Class A*	191,200	3,562,056
Intel Corp.	1,056,800	19,793,864
Xilinx, Inc.	302,900	7,103,005
		40,500,910
Software—4.94%
Intuit, Inc.*	258,000	8,155,380
Microsoft Corp.	593,800	15,848,522
Symantec Corp.*	109,302	2,140,133
VMware Inc., Class A*	157,600	4,198,464
		30,342,499
Textiles, apparel & luxury goods—0.52%
Coach, Inc.*	127,900	3,202,616

Wireless telecommunication services—1.56%
Sprint Nextel Corp.	1,573,920	9,600,912
Total common stocks (cost $654,891,516)		611,129,747

Short-term investment—0.73%
Other—0.73%
UBS Supplementary Trust - U.S. Cash Management Prime Fund, 2.85%(1),(2)
(cost $4,484,514)	4,484,514	4,484,514

Total investments—100.13% (cost $659,376,030)		615,614,261
Liabilities, in excess of cash and other assets—(0.13)%		(829,005)
Net assets—100.00%		$614,785,256

Notes to portfolio of investments

Aggregate cost for federal income tax purposes, which was the same for book purposes, was $659,376,030; and net unrealized depreciation consisted of:

Gross unrealized appreciation	$53,825,031
Gross unrealized depreciation	(97,586,800)
Net unrealized depreciation	$(43,761,769)

*	Non-income producing security.
(1)	Investment in affiliated mutual fund.
(2)	The rate shown reflects the yield at September 30, 2008.

Futures contracts

UBS U.S. Large Cap Equity Fund had the following open futures contracts as of September 30, 2008:

	Expiration date	Cost/(proceeds)	Value	Unrealized appreciation
Index futures buy contracts:
S&P 500 Index, 21 contracts (USD)	December 2008	$6,083,698	$6,128,850	$45,152

The segregated aggregate market value of cash collateral delivered to broker to cover margin requirements for the open future positions at September 30, 2008 was $45,120

Currency type abbreviation:

USD	United States Dollar

UBS U.S. Large Cap Growth Fund

Industry diversification (unaudited)(1)

As a percentage of net assets as of September 30, 2008

Common stocks
Aerospace & defense	3.96%
Capital markets	2.87
Chemicals	5.12
Communications equipment	7.69
Computers & peripherals	2.70
Diversified financial services	1.39
Energy equipment & services	2.52
Food products	1.27
Health care equipment & supplies	11.29
Health care providers & services	5.57
Hotels, restaurants & leisure	4.71
Household products	3.96
Insurance	1.96
Internet & catalog retail	3.38
Internet software & services	3.91
IT services	10.12
Multiline retail	1.88
Oil, gas & consumable fuels	4.76
Pharmaceuticals	6.52
Road & rail	5.21
Software	2.04
Specialty retail	3.88
Wireless telecommunication services	1.35
Total common stocks	98.06
Investment company
iShares Russell 1000 Growth Index Fund	0.98
Short-term investment	0.32
Total investments	99.36
Cash and other assets, less liabilities	0.64
Net assets	100.00%

(1) Figures represent the industry breakdown of direct investments of the UBS U.S. Large Cap Growth Fund. Figures would be different if a breakdown of the underlying investment company’s industry diversification was included.

UBS U.S. Large Cap Growth Fund — Portfolio of investments

September 30, 2008 (unaudited)

Security description	Shares	Value
Common stocks—98.06%
Aerospace & defense—3.96%
Precision Castparts Corp.	16,600	$1,307,748
United Technologies Corp.	45,200	2,714,712
		4,022,460
Capital markets—2.87%
Bank of New York Mellon Corp.	42,900	1,397,682
BlackRock, Inc.	5,400	1,050,300
T Rowe Price Group, Inc.	8,700	467,277
		2,915,259
Chemicals—5.12%
Monsanto Co.	13,000	1,286,740
Potash Corp. of Saskatchewan, Inc.	5,800	765,658
Praxair, Inc.	43,900	3,149,386
		5,201,784
Communications equipment—7.69%
Cisco Systems, Inc.*	149,900	3,381,744
QUALCOMM, Inc.	103,000	4,425,910
		7,807,654
Computers & peripherals—2.70%
Apple, Inc.*	24,100	2,739,206

Diversified financial services—1.39%
JPMorgan Chase & Co.	30,300	1,415,010

Energy equipment & services—2.52%
Schlumberger Ltd.	14,600	1,140,114
Weatherford International Ltd.*	56,400	1,417,896
		2,558,010
Food products—1.27%
Campbell Soup Co.	33,500	1,293,100

Health care equipment & supplies—11.29%
Baxter International, Inc.	39,100	2,566,133
Medtronic, Inc.	64,300	3,221,430
Stryker Corp.	33,300	2,074,590
Zimmer Holdings, Inc.*	55,800	3,602,448
		11,464,601
Health care providers & services—5.57%
Laboratory Corp. of America Holdings*	45,000	3,127,500
Medco Health Solutions, Inc.*	56,100	2,524,500
		5,652,000
Hotels, restaurants & leisure—4.71%
International Game Technology	79,300	1,362,374
Wynn Resorts Ltd.	41,900	3,420,716
		4,783,090
Household products—3.96%
Colgate-Palmolive Co.	25,100	1,891,285
Procter & Gamble Co.	30,600	2,132,514
		4,023,799
Insurance—1.96%
Prudential Financial, Inc.	27,600	1,987,200

Internet & catalog retail—3.38%
Amazon.com, Inc.*	47,100	3,426,996

Internet software & services—3.91%
Google, Inc., Class A*	9,900	3,965,148

IT services—10.12%
Automatic Data Processing, Inc.	43,100	1,842,525
MasterCard, Inc., Class A	24,200	4,291,386
Visa, Inc., Class A	67,500	4,143,825
		10,277,736

Multiline retail—1.88%
Target Corp.	38,800	1,903,140

Oil, gas & consumable fuels—4.76%
CONSOL Energy, Inc.	16,800	770,952
Southwestern Energy Co.*	52,700	1,609,458
XTO Energy, Inc.	52,675	2,450,441
		4,830,851
Pharmaceuticals—6.52%
Abbott Laboratories	39,700	2,285,926
Allergan, Inc.	84,100	4,331,150
		6,617,076
Road & rail—5.21%
Burlington Northern Santa Fe Corp.	42,700	3,946,761
Union Pacific Corp.	18,800	1,337,808
		5,284,569
Software—2.04%
Adobe Systems, Inc.*	26,400	1,042,008
Oracle Corp.*	50,800	1,031,748
		2,073,756
Specialty retail—3.88%
Abercrombie & Fitch Co.	23,200	915,240
J. Crew Group, Inc.*	55,000	1,571,350
Sherwin-Williams Co.	25,400	1,451,864
		3,938,454
Wireless telecommunication services—1.35%
American Tower Corp., Class A*	38,100	1,370,457

Total common stocks (cost $109,907,758)		99,551,356

Investment company—0.98%
iShares Russell 1000 Growth Index Fund
(cost $987,543)	20,400	990,420

Short-term investment—0.32%
Other—0.32%
UBS Supplementary Trust - U.S. Cash Management Prime Fund, 2.85%(1),(2)
(cost $320,719)	320,719	320,719

Total investments—99.36% (cost $111,216,020)		100,862,495
Cash and other assets, less liabilities—0.64%		652,856
Net assets—100.00%		$101,515,351

Notes to portfolio of investments

Aggregate cost for federal income tax purposes, which was the same for book purposes, was $111,216,020; and net unrealized depreciation consisted of:

Gross unrealized appreciation	$969,204
Gross unrealized depreciation	(11,322,729)
Net unrealized depreciation	$(10,353,525)

*	Non income producing security.
(1)	Investment in affiliated mutual fund.
(2)	The rate shown reflects the yield at September 30, 2008.

UBS U.S. Large Cap Value Equity Fund

Industry diversification (unaudited)(1)

As a percentage of net assets as of September 30, 2008

Common stocks
Air freight & logistics	2.37%
Auto components	3.47
Beverages	0.85
Biotechnology	1.45
Building products	1.41
Capital markets	3.42
Commercial banks	7.97
Consumer finance	1.47
Diversified financial services	8.64
Diversified telecommunication services	2.95
Electric utilities	6.10
Energy equipment & services	3.73
Health care equipment & supplies	2.35
Health care providers & services	2.15
Hotels, restaurants & leisure	2.03
Household durables	1.25
Industrial conglomerates	5.52
Insurance	7.15
Machinery	3.76
Media	5.72
Multi-utilities	1.76
Oil, gas & consumable fuels	11.13
Pharmaceuticals	5.82
Road & rail	1.66
Semiconductors & semiconductor equipment	1.50
Wireless telecommunication services	1.77
Total common stocks	97.40

Investment company
SPDR Trust, Series 1	1.40
Short-term investment	1.42
Total investments	100.22
Liabilities, in excess of cash and other assets	(0.22)
Net assets	100.00%

(1) Figures represent the industry breakdown of direct investments of the UBS U.S. Large Cap Value Equity Fund. Figures would be different if a breakdown of the underlying investment company’s industry diversification was included.

UBS U.S. Large Cap Value Equity Fund — Portfolio of investments

September 30, 2008 (unaudited)

Security description	Shares	Value
Common stocks—97.40%
Air freight & logistics—2.37%
FedEx Corp.	24,900	$1,968,096

Auto components—3.47%
BorgWarner, Inc.	37,700	1,235,429
Johnson Controls, Inc.	54,000	1,637,820
		2,873,249
Beverages—0.85%
Constellation Brands, Inc., Class A*	32,800	703,888

Biotechnology—1.45%
Amgen, Inc.*	15,300	906,831
Cephalon, Inc.*	3,800	294,462
		1,201,293
Building products—1.41%
Masco Corp.	64,950	1,165,203

Capital markets—3.42%
Bank of New York Mellon Corp.	29,500	961,110
Goldman Sachs Group, Inc.	4,500	576,000
Morgan Stanley	56,300	1,294,900
		2,832,010
Commercial banks—7.97%
City National Corp.	10,500	570,150
Fifth Third Bancorp	107,300	1,276,870
SunTrust Banks, Inc.	38,200	1,718,618
Wells Fargo & Co.	80,900	3,036,177
		6,601,815
Consumer finance—1.47%
Discover Financial Services	87,900	1,214,778

Diversified financial services—8.64%
Bank of America Corp.	32,822	1,148,770
Citigroup, Inc.	165,576	3,395,964
JPMorgan Chase & Co.	56,070	2,618,469
		7,163,203
Diversified telecommunication services—2.95%
AT&T, Inc.	87,450	2,441,604

Electric utilities—6.10%
American Electric Power Co., Inc.	44,400	1,644,132
Exelon Corp.	23,000	1,440,260
Northeast Utilities	45,300	1,161,945
Pepco Holdings, Inc.	35,300	808,723
		5,055,060
Energy equipment & services—3.73%
Baker Hughes, Inc.	29,000	1,755,660
Halliburton Co.	41,300	1,337,707
		3,093,367
Health care equipment & supplies—2.35%
Covidien Ltd.	25,200	1,354,752
Zimmer Holdings, Inc.*	9,200	593,952
		1,948,704
Health care providers & services—2.15%
Medco Health Solutions, Inc.*	39,600	1,782,000

Hotels, restaurants & leisure—2.03%
Carnival Corp.	40,700	1,438,745
Royal Caribbean Cruises Ltd.	11,900	246,925
		1,685,670
Household durables—1.25%
Fortune Brands, Inc.	18,000	1,032,480

Industrial conglomerates—5.52%
General Electric Co.	179,300	4,572,150

Insurance—7.15%
ACE Ltd.	17,200	931,036
Aflac, Inc.	26,400	1,551,000
Hartford Financial Services Group, Inc.	25,050	1,026,799
MetLife, Inc.	19,100	1,069,600
Principal Financial Group, Inc.	31,000	1,348,190
		5,926,625
Machinery—3.76%
Illinois Tool Works, Inc.	42,400	1,884,680
PACCAR, Inc.	32,200	1,229,718
		3,114,398
Media—5.72%
Comcast Corp., Class A	101,500	1,992,445
Interpublic Group of Cos., Inc.*	110,800	858,700
News Corp., Class A	80,200	961,598
Omnicom Group, Inc.	24,000	925,440
		4,738,183
Multi-utilities—1.76%
NiSource, Inc.	33,800	498,888
Sempra Energy	19,000	958,930
		1,457,818
Oil, gas & consumable fuels—11.13%
Chevron Corp.	36,300	2,994,024
Exxon Mobil Corp.	29,950	2,325,917
Marathon Oil Corp.	52,600	2,097,162
Peabody Energy Corp.	27,300	1,228,500
Ultra Petroleum Corp.*	10,400	575,536
		9,221,139
Pharmaceuticals—5.82%
Johnson & Johnson	33,200	2,300,096
Wyeth	68,400	2,526,696
		4,826,792
Road & rail—1.66%
Burlington Northern Santa Fe Corp.	14,900	1,377,207

Semiconductors & semiconductor equipment—1.50%
Intel Corp.	66,500	1,245,545

Wireless telecommunication services—1.77%
Sprint Nextel Corp.	241,157	1,471,058

Total common stocks (cost $90,485,386)		80,713,335

Investment company—1.40%
SPDR Trust, Series 1 (cost $1,256,491)	10,000	1,159,900

Short-term investment—1.42%
Other—1.42%
UBS Supplementary Trust - U.S. Cash Management Prime Fund, 2.85%(1),(2) (cost $1,179,882)	1,179,882	1,179,882

Total investments—100.22% (cost $92,921,759)		83,053,117
Liabilities, in excess of cash and other assets—(0.22)%		(184,824)
Net assets—100.00%		$82,868,293

Notes to portfolio of investments

Aggregate cost for federal income tax purposes, which was the same for book purposes, was $92,921,759; and net unrealized depreciation consisted of:

Gross unrealized appreciation	$6,286,837
Gross unrealized depreciation	(16,155,479)
Net unrealized depreciation	$(9,868,642)

*	Non income producing security.
(1)	Investment in affiliated mutual fund.
(2)	The rate shown reflects the yield at September 30, 2008.

UBS U.S. Mid Cap Growth Equity Fund

Industry diversification (unaudited)(1)

As a percentage of net assets as of September 30, 2008

Common stocks
Auto components	0.72%
Beverages	1.65
Biotechnology	0.75
Capital markets	4.18
Chemicals	1.57
Commercial services & supplies	1.44
Communications equipment	1.32
Computers & peripherals	3.95
Construction & engineering	2.07
Distributors	1.20
Diversified consumer services	1.21
Diversified financial services	1.86
Electrical equipment	1.04
Electronic equipment, instruments & components	3.16
Energy equipment & services	7.20
Health care equipment & supplies	3.36
Health care providers & services	9.00
Hotels, restaurants & leisure	7.21
Industrial conglomerates	1.24
IT services	5.37
Life sciences tools & services	4.86
Machinery	4.05
Oil, gas & consumable fuels	6.12
Personal products	1.36
Professional services	3.24
Real estate investment trusts (REITs)	0.76
Semiconductors & semiconductor equipment	3.87
Software	6.47
Textiles, apparel & luxury goods	1.20
Wireless telecommunication services	5.96
Total common stocks	97.39

Investment company
iShares Russell Midcap Growth Index Fund	0.44
Short-term investment	1.15
Total investments	98.98
Cash and other assets, less liabilities	1.02
Net assets	100.00%

(1) Figures represent the industry breakdown of direct investments of the UBS U.S. Mid Cap Growth Equity Fund. Figures would be different if a breakdown of the underlying investment company’s industry diversification was included.

UBS U.S. Mid Cap Growth Equity Fund — Portfolio of investments

September 30, 2008 (unaudited)

Security description	Shares	Value
Common stocks—97.39%
Auto components—0.72%
WABCO Holdings, Inc.	1,000	$35,540

Beverages—1.65%
Central European Distribution Corp.*	1,800	81,738

Biotechnology—0.75%
BioMarin Pharmaceutical, Inc.*	1,400	37,086

Capital markets—4.18%
TD Ameritrade Holding Corp.*	7,900	127,980
Waddell & Reed Financial, Inc.	3,200	79,200
		207,180
Chemicals—1.57%
Ecolab, Inc.	1,600	77,632

Commercial services & supplies—1.44%
EnergySolutions, Inc.	3,600	36,000
Stericycle, Inc.*	600	35,346
		71,346
Communications equipment—1.32%
F5 Networks, Inc.*	2,800	65,464

Computers & peripherals—3.95%
NCR Corp.*	6,300	138,915
Teradata Corp.*	2,900	56,550
		195,465
Construction & engineering—2.07%
Quanta Services, Inc.*	3,800	102,638

Distributors—1.20%
LKQ Corp.*	3,500	59,395

Diversified consumer services—1.21%
Strayer Education, Inc.	300	60,078

Diversified financial services—1.86%
CME Group, Inc.	100	37,151
Nasdaq OMX Group, Inc.*	1,800	55,026
		92,177
Electrical equipment—1.04%
Roper Industries, Inc.	900	51,264

Electronic equipment, instruments & components—3.16%
Amphenol Corp., Class A	3,900	156,546

Energy equipment & services—7.20%
Cameron International Corp.*	1,800	69,372
Complete Production Services, Inc.*	3,000	60,390
Dril-Quip, Inc.*	1,000	43,390
National Oilwell Varco, Inc.*	1,200	60,276
Smith International, Inc.	1,200	70,368
Weatherford International Ltd.*	2,100	52,794
		356,590
Health care equipment & supplies—3.36%
C.R. Bard, Inc.	400	37,948
Hologic, Inc.*	3,164	61,160
Immucor, Inc.*	2,100	67,116
		166,224

Health care providers & services—9.00%
Aetna, Inc.	1,800	64,998
DaVita, Inc.*	1,700	96,917
Henry Schein, Inc.*	1,500	80,760
Pediatrix Medical Group, Inc.*	2,000	107,840
Psychiatric Solutions, Inc.*	2,500	94,875
		445,390
Hotels, restaurants & leisure—7.21%
Burger King Holdings, Inc.	5,100	125,256
Gaylord Entertainment Co.*	1,800	52,866
Life Time Fitness, Inc.*	2,000	62,540
WMS Industries, Inc.*	3,800	116,166
		356,828
Industrial conglomerates—1.24%
McDermott International, Inc.*	2,400	61,320

IT services—5.37%
Cognizant Technology Solutions Corp., Class A*	4,800	109,584
Fiserv, Inc.*	3,300	156,156
		265,740
Life sciences tools & services—4.86%
Qiagen NV*	4,100	80,893
Thermo Fisher Scientific, Inc.*	2,900	159,500
		240,393
Machinery—4.05%
Flowserve Corp.	800	71,016
Harsco Corp.	1,000	37,190
SPX Corp.	1,200	92,400
		200,606
Oil, gas & consumable fuels—6.12%
Alpha Natural Resources, Inc.*	600	30,858
CONSOL Energy, Inc.	500	22,945
Continental Resources, Inc.*	900	35,307
Newfield Exploration Co.*	2,100	67,179
Quicksilver Resources, Inc.*	1,700	33,371
Range Resources Corp.	1,000	42,870
Southwestern Energy Co.*	2,300	70,242
		302,772
Personal products—1.36%
Bare Escentuals, Inc.*	6,200	67,394

Professional services—3.24%
Dun & Bradstreet Corp.	1,700	160,412

Real estate investment trusts (REITs)—0.76%
Digital Realty Trust, Inc.	800	37,800

Semiconductors & semiconductor equipment—3.87%
ASML Holding NV, Class G	2,400	42,264
Microchip Technology, Inc.	2,600	76,518
Tessera Technologies, Inc.*	2,600	42,484
Varian Semiconductor Equipment Associates, Inc.*	1,200	30,144
		191,410
Software—6.47%
Concur Technologies, Inc.*	1,600	61,216
Micros Systems, Inc.*	3,400	90,644
Nuance Communications, Inc.*	5,100	62,169
Solera Holdings, Inc.*	3,700	106,264
		320,293
Textiles, apparel & luxury goods—1.20%
Gildan Activewear, Inc.*	2,600	59,228

Wireless telecommunication services—5.96%
American Tower Corp., Class A*	3,800	136,686
MetroPCS Communications, Inc.*	4,300	60,157

Wireless telecommunication services—(concluded)
SBA Communications Corp., Class A*	3,800	98,306
		295,149
Total common stocks (cost $5,698,844)		4,821,098

Investment company—0.44%
iShares Russell Midcap Growth Index Fund (cost $25,568)	500	21,715

	Units
Short-term investment—1.15%
Investment company—1.15%
UBS Cash Management Prime Relationship Fund, 2.84%(1),(2) (cost $57,133)	57,133	57,133

Total investments—98.98% (cost $5,781,545)		4,899,946
Cash and other assets, less liabilities—1.02%		50,356
Net assets—100.00%		$4,950,302

Notes to portfolio of investments

Aggregate cost for federal income tax purposes, which was the same for book purposes, was $5,781,545; and net unrealized depreciation consisted of:

Gross unrealized appreciation	$116,286
Gross unrealized depreciation	(997,885)
Net unrealized depreciation	$(881,599)

*       Non-income producing security.

(1)      Investment in affiliated mutual fund.

(2)      The rate shown reflects the yield at September 30, 2008.

UBS U.S. Small Cap Growth Fund

Industry diversification (unaudited)(1)

As a percentage of net assets as of September 30, 2008

Common stocks
Aerospace & defense	3.29%
Air freight & logistics	2.62
Biotechnology	6.59
Commercial services & supplies	4.07
Communications equipment	5.24
Computers & peripherals	1.42
Construction & engineering	1.56
Containers & packaging	1.39
Distributors	1.90
Diversified telecommunication services	0.55
Electrical equipment	1.97
Electronic equipment, instruments & components	0.91
Energy equipment & services	5.19
Food products	1.05
Health care equipment & supplies	4.66
Health care providers & services	5.08
Health care technology	2.54
Hotels, restaurants & leisure	4.82
IT services	1.34
Life sciences tools & services	4.80
Machinery	4.61
Marine	0.73
Metals & mining	1.63
Oil, gas & consumable fuels	3.14
Personal products	2.04
Pharmaceuticals	0.57
Professional services	0.28
Real estate investment trusts (REITs)	2.95
Road & rail	1.73
Semiconductors & semiconductor equipment	5.87
Software	7.16
Specialty retail	4.31
Textiles, apparel & luxury goods	2.15
Total common stocks	98.16

Investment company
iShares Russell 2000 Growth Index Fund	0.31
Investment of cash collateral from securities loaned	13.65
Total investments	112.12
Liabilities, in excess of cash and other assets	(12.12)
Net assets	100.00%

(1) Figures represent the industry breakdown of direct investments of the UBS U.S. Small Cap Growth Fund. Figures would be different if a breakdown of the underlying investment company’s industry diversification was included.

UBS U.S. Small Cap Growth Fund — Portfolio of investments

September 30, 2008 (unaudited)

Security description	Shares	Value
Common stocks—98.16%
Aerospace & defense—3.29%
AAR Corp.*	185,500	$3,077,445
DRS Technologies, Inc.	34,900	2,678,575
Stanley, Inc.*	106,660	3,936,821
		9,692,841
Air freight & logistics—2.62%
Hub Group, Inc., Class A*	205,500	7,737,075

Biotechnology—6.59%
Allos Therapeutics, Inc.*	217,500	1,611,675
Array Biopharma, Inc.*(1)	184,600	1,417,728
BioMarin Pharmaceutical, Inc.*	66,900	1,772,181
Genomic Health, Inc.*(1)	89,400	2,024,910
Incyte Corp. Ltd.*	184,300	1,409,895
Isis Pharmaceuticals, Inc.*(1)	127,400	2,151,786
Regeneron Pharmaceuticals, Inc.*	89,400	1,951,602
Rigel Pharmaceuticals, Inc.*	84,600	1,975,410
Sangamo Biosciences, Inc.*(1)	183,718	1,414,628
Seattle Genetics, Inc.*(1)	154,418	1,652,273
United Therapeutics Corp.*	19,600	2,061,332
		19,443,420
Commercial services & supplies—4.07%
Clean Harbors, Inc.*	63,900	4,316,445
EnergySolutions, Inc.	228,600	2,286,000
Healthcare Services Group, Inc.(1)	114,300	2,090,547
InnerWorkings, Inc.*(1)	297,600	3,300,384
		11,993,376
Communications equipment—5.24%
Blue Coat Systems, Inc.*	137,300	1,948,287
Ceragon Networks Ltd.*	218,000	1,611,020
Comtech Telecommunications Corp.*(1)	78,400	3,860,416
F5 Networks, Inc.*	32,210	753,070
Neutral Tandem, Inc.*	53,100	984,474
Nice Systems Ltd. ADR*	231,700	6,311,508
		15,468,775
Computers & peripherals—1.42%
Compellent Technologies, Inc.*(1)	106,900	1,325,560
Stratasys, Inc.*(1)	164,700	2,877,309
		4,202,869
Construction & engineering—1.56%
EMCOR Group, Inc.*	174,600	4,595,472

Containers & packaging—1.39%
Rock-Tenn Co., Class A	102,256	4,088,195

Distributors—1.90%
LKQ Corp.*(1)	329,600	5,593,312

Diversified telecommunication services—0.55%
Cbeyond, Inc.*(1)	113,297	1,630,344

Electrical equipment—1.97%
Energy Conversion Devices, Inc.*	43,000	2,504,750
EnerSys*	168,200	3,315,222
		5,819,972
Electronic equipment, instruments & components—0.91%
Technitrol, Inc.	182,100	2,693,259

Energy equipment & services—5.19%
Complete Production Services, Inc.*	168,105	3,383,954
Core Laboratories NV	26,200	2,654,584
ION Geophysical Corp.*(1)	309,600	4,393,224
T-3 Energy Services, Inc.*	77,400	2,873,088
Tetra Technologies, Inc.*	144,650	2,003,402
		15,308,252
Food products—1.05%
Darling International, Inc.*	278,600	3,095,246

Health care equipment & supplies—4.66%
Arthrocare Corp.*(1)	31,800	881,496
Hansen Medical, Inc.*(1)	110,500	1,485,120
Integra LifeSciences Holdings Corp.*(1)	105,700	4,653,971
Natus Medical, Inc.*	186,700	4,230,622
ResMed, Inc.*	58,000	2,494,000
		13,745,209
Health care providers & services—5.08%
Pediatrix Medical Group, Inc.*	171,400	9,241,888
Res-Care, Inc.*	112,400	2,038,936
VCA Antech, Inc.*	125,700	3,704,379
		14,985,203
Health care technology—2.54%
Omnicell, Inc.*(1)	231,700	3,046,855
Phase Forward, Inc.*	212,500	4,443,375
		7,490,230
Hotels, restaurants & leisure—4.82%
CKE Restaurants, Inc.(1)	340,900	3,613,540
Panera Bread Co., Class A*(1)	101,900	5,186,710
Red Robin Gourmet Burgers, Inc.*(1)	88,000	2,358,400
Texas Roadhouse, Inc., Class A*(1)	340,400	3,060,196
		14,218,846
IT services—1.34%
NeuStar, Inc., Class A*(1)	75,000	1,491,750
TeleTech Holdings, Inc.*	197,300	2,454,412
		3,946,162
Life sciences tools & services—4.80%
Icon PLC ADR*	142,900	5,465,925
Kendle International, Inc.*(1)	78,700	3,518,677
Parexel International Corp.*	180,600	5,175,996
		14,160,598
Machinery—4.61%
Colfax Corp.*	38,200	638,322
ESCO Technologies, Inc.*(1)	115,600	5,568,452
Middleby Corp.*(1)	72,000	3,910,320
Titan International, Inc.	163,300	3,481,556
		13,598,650
Marine—0.73%
Genco Shipping & Trading Ltd.(1)	65,000	2,160,600

Metals & mining—1.63%
Steel Dynamics, Inc.	281,800	4,815,962

Oil, gas & consumable fuels—3.14%
Arena Resources, Inc.*	80,300	3,119,655
GMX Resources, Inc.*	49,700	2,375,660
PetroHawk Energy Corp.*	72,083	1,559,155
Rex Energy Corp.*(1)	140,900	2,220,584
		9,275,054

Personal products—2.04%
Chattem, Inc.*(1)	76,900	6,012,042

Pharmaceuticals—0.57%
Auxilium Pharmaceuticals, Inc.*(1)	51,500	1,668,600

Professional services—0.28%
CRA International, Inc.*(1)	30,000	824,400

Real estate investment trusts (REITs)—2.95%
BioMed Realty Trust, Inc.	91,200	2,412,240
Ventas, Inc.	127,300	6,291,166
		8,703,406
Road & rail—1.73%
Landstar System, Inc.	115,700	5,097,742

Semiconductors & semiconductor equipment—5.87%
Advanced Analogic Technologies, Inc.*	412,084	1,916,190
Diodes, Inc.*(1)	132,700	2,448,315
Hittite Microwave Corp.*	88,600	2,976,960
Microsemi Corp.*(1)	282,000	7,185,360
Power Integrations, Inc.*	116,100	2,798,010
		17,324,835
Software—7.16%
ArcSight, Inc.*	169,400	1,292,522
Factset Research Systems, Inc.(1)	75,100	3,923,975
FalconStor Software, Inc.*(1)	430,000	2,304,800
Nuance Communications, Inc.*(1)	385,800	4,702,902
Progress Software Corp.*	147,200	3,825,728
Ultimate Software Group, Inc.*(1)	117,300	3,167,100
Verint Systems, Inc.*	114,221	1,901,780
		21,118,807
Specialty retail—4.31%
Aeropostale, Inc.*	165,000	5,298,150
Children’s Place Retail Stores, Inc.*	113,000	3,768,550
Gymboree Corp.*	102,800	3,649,400
		12,716,100
Textiles, apparel & luxury goods—2.15%
Phillips-Van Heusen Corp.	166,900	6,327,179

Total common stocks (cost $301,239,991)		289,552,033

Investment company—0.31%
iShares Russell 2000 Growth Index Fund (cost $978,284)	13,000	919,360

Investment of cash collateral from securities loaned—13.65%
UBS Supplementary Trust—U.S. Cash Management Prime Fund, 2.85%(2),(3) (cost $40,254,519)	40,254,519	40,254,519

Total investments—112.12% (cost $342,472,794)		330,725,912
Liabilities, in excess of cash and other assets—(12.12)%		(35,755,676)
Net assets—100.00%		$294,970,236

Notes to portfolio of investments

Aggregate cost for federal income tax purposes, which was the same for book purposes, was $342,472,794; and net unrealized depreciation consisted of:

Gross unrealized appreciation	$39,140,680
Gross unrealized depreciation	(50,887,562)
Net unrealized depreciation	$(11,746,882)

*        Non income producing security.

(1)      Security, or portion thereof, was on loan at September 30, 2008.

(2)      Investment in affiliated mutual fund.

(3)      The rate shown reflects the yield at September 30, 2008.

ADR	American depositary receipt
REIT	Real Estate Investment Trust

UBS Absolute Return Bond Fund

Industry diversification (unaudited)(1)

As a percentage of net assets as of September 30, 2008

Bonds
Corporate bonds
Banks	7.29%
Building products	0.44
Capital markets	1.34
Chemicals	0.32
Commercial banks	5.85
Consumer finance	0.72
Diversified financial services	6.02
Electric utilities	0.78
Insurance	0.42
Multiline retail	0.88
Thrifts & mortgage finance	5.49
Tobacco	0.80
Total corporate bonds	30.35
Collateralized debt obligations	3.62
Mortgage & agency debt securities	19.94
Non US government obligations	14.08
Sovereign/supranational bonds	3.08
Total bonds	71.07
Investment company
UBS U.S. Securitized Mortgage Relationship Fund	8.15
Short-term investment	12.45
Total investments	91.67
Cash and other assets, less liabilities	8.33
Net assets	100.00%

(1) Figures represent the industry breakdown of direct investments of the UBS Absolute Return Bond Fund. Figures would be different if a breakdown of the underlying investment company’s industry diversification was included.

UBS Absolute Return Bond Fund — Portfolio of investments
September 30, 2008 (unaudited)

Security Description	Face amount		Value
Bonds—71.07%
Corporate bonds—30.35%
Aruba—0.47%
UFJ Finance Aruba AEC,
8.750%, due 11/13/08(1)	$840,000		$833,700

Austria—0.44%
Wienerberger AG,
6.500%, due 02/09/17(1),(2)	EUR	830,000	783,777

France—4.81%
BNP Paribas,
5.250%, due 12/17/12	EUR	2,165,000	2,967,980
Compagnie de Financement Foncier,
2.375%, due 01/29/09	4,050,000		5,650,447
Total France corporate bonds			8,618,427

Germany—7.08%
Eurohypo AG,
4.000%, due 01/15/10	EUR	3,950,000	5,513,165
Hypothekenbank in Essen AG,
Series REGS,
5.250%, due 01/17/11	5,000,000		7,154,658
Total Germany corporate bonds			12,667,823

Ireland—0.93%
Libretto Capital PLC, Credit Linked Note,
5.691%, due 12/20/08(2)	EUR	1,200,000	1,668,412

Netherlands—1.10%
Linde Finance BV,
7.375%, due 07/14/66(2)	EUR	475,000	577,561
RWE Finance BV,
4.625%, due 08/17/10	GBP	800,000	1,401,536
Total Netherlands corporate bonds			1,979,097

Sweden—1.77%
Svenska Handelsbanken AB,
6.125%, due 03/04/09(1),(2)	GBP	1,840,000	3,165,583

United Kingdom—4.28%
AIB UK 1 LP,
4.781%, due 12/17/14(1),(2)	EUR	720,000	566,003
Alliance & Leicester PLC,
4.250%, due 12/30/08	GBP	1,580,000	2,788,899
Anglo Irish Capital UK LP,
5.219%, due 09/29/16(1),(2)	EUR	790,000	470,756
Bank of Scotland PLC,
6.375%, due 08/16/19	GBP	1,445,000	2,090,302
Barclays Bank PLC,
4.750%, due 03/15/20(1),(2)	EUR	970,000	636,354
HBOS PLC,
3.073%, due 02/06/14(2)	$400,000		376,367
Reed Elsevier Investments PLC,
5.625%, due 10/20/16	GBP	450,000	731,294
Total United Kingdom corporate bonds			7,659,975

United States—8.58%
American General Finance Corp.,
5.375%, due 10/01/12	$2,360,000		1,289,915
Berkshire Hathaway Finance Corp.,
4.125%, due 01/15/10	750,000		752,908
Citigroup, Inc.,
5.625%, due 08/27/12	940,000		810,222
Countrywide Home Loans, Inc.,
5.414%, due 11/24/08(2)	EUR	250,000	348,745
5.875%, due 12/15/08	GBP	600,000	1,052,411

United States—(concluded)
General Electric Capital Corp.,
3.600%, due 10/15/08	$1,875,000	1,874,805
5.500%, due 09/15/67(2),(3)	EUR	1,300,000	1,070,723
6.750%, due 03/15/32	$2,900,000	2,420,589
Lehman Brothers Holdings, Inc.,†
5.125%, due 06/27/14(4)	EUR	450,000	71,270
Morgan Stanley,
5.300%, due 03/01/13	$1,050,000	721,141
5.750%, due 10/18/16	1,310,000	812,356
RBS Capital Trust A,
6.467%, due 06/30/12(1),(2)	EUR	1,000,000	1,139,163
UST, Inc.,
6.625%, due 07/15/12	$1,375,000	1,436,637
Wal-Mart Stores, Inc.,
6.875%, due 08/10/09	1,525,000	1,566,274
Total United States corporate bonds	15,367,159
Virgin Islands, British—0.89%
C10-EUR Capital (SPV) Ltd.,
6.277%, due 06/30/17(1),(2)	EUR	1,550,000	1,601,000
Total corporate bonds (cost $62,404,740)	54,344,953
Collateralized debt obligations—3.62%
Cayman Islands—0.86%
Abacus Ltd.,
Series 2005 - CB1A, Class F,
8.209%, due 05/28/41(2),(3),(5)	$250,000	25
ACA ABS 2006-2 Ltd.,
Series 2006-2,
due 01/10/47(2),(3),(5),(6)	600,000	0
Acacia CDO Ltd.,
Series 10A, Class SUB,
due 09/07/46(3),(5),(6)	280,000	0
Aladdin CDO I Ltd,
Series 2006-2A, Class 10D,
10.704%, due 10/31/16(2),(3),(5)	250,000	43,850
Avenue CLO Fund Ltd.,
Series 2006-3A, Class B2L,
6.786%, due 07/20/18(2),(3),(5)	220,000	112,222
Cratos CLO Ltd.,
Series 2007-1A, Class D,
5.209%, due 05/19/21(2),(3),(5)	250,000	140,000
Credit-Based Asset Servicing and Securitization CBO Ltd.,
Series 15A, Class D,
5.707%, due 02/16/41(2),(3),(5)	234,410	0
Series 18A, Class D,
7.569%, due 03/13/47(2),(3),(5)	792,809	8
Denali Capital CLO VII Ltd.,
Series 2007-1A, Class B2L,
7.041%, due 01/22/22(2),(3),(5)	290,000	120,176
Emporia Preferred Funding,
Series 2007-3A, Class E,
6.499%, due 04/23/21(2),(3),(5)	250,000	67,000

Cayman Islands—(concluded)
FM Leveraged Capital Fund,
Series 2006-2A, Class E,
6.554%, due 11/15/20(2),(5)	$400,000	$107,412
Galena CDO Ltd.,
Series II-AIRL, Class A1U,
3.420%, due 04/07/17(2),(3),(5)	1,000,000	606,400
Gresham Street CDO Funding,
Series 2003-1X, Class D,
6.052%, due 11/07/33(2),(5)	100,000	45,000
Herald Ltd. 29,
6.319%, due 09/16/45(2)	300,000	12,930
Kingsland Ltd.,
Series 2007-5A, Class E,
7.038%, due 07/14/21(2),(3),(5)	250,000	97,230
Lenox CDO Ltd.,
Series 2005-1A, Class E1,
6.304%, due 11/14/43(2),(3),(5)	262,012	0
Logan CDO Ltd.,
Series II-A, Class E,
10.291%, due 05/04/51(2),(3)	400,000	0
Series III-A, Class E,
17.783%, due 07/05/57(2),(3),(5)	390,000	0
Saturn CLO Ltd.,
Series 2007 - 1A, Class D,
6.804%, due 05/13/22(2),(3),(5)	250,000	92,400
Trimaran CLO Ltd.,
Series 2007-1A, Class B2L,
6.219%, due 06/15/21(2),(3),(5)	200,000	89,940
Total Cayman Islands collateralized debt obligations	1,534,593

Ireland—0.38%
Cairn Mezzanine ABS CDO PLC,
Series 2006-1A, Class SUB,
due 12/09/46(3),(5),(6)	$580,000	58
Series 2006-1A, Class 7,
8.814%, due 12/09/46(2),(3),(5)	268,377	27
Eirles One Ltd.,
Series 29,
8.457%, due 10/07/15(2),(7)	EUR	500,000	112,342
MARC CDO PLC,
Series 1A, Class E,
9.868%, due 03/13/53(2),(3)	$350,000	0
Menton CDO PLC,
Series IIA, Class E,
10.718%, due 10/24/53(2),(3),(5)	250,000	0
PSION Synthetic CDO PLC,
Series I - A, Class E,
8.454%, due 12/21/15(2),(3),(5)	330,000	207,900
Valleriite CDO,
Series 2007-1A, Class D1EU,
due 12/20/17(3),(5),(6)	EUR	350,000	363,783
Total Ireland collateralized debt obligations	684,110

Luxembourg—0.05%
Ashwell Rated SA,
due 12/22/77(2),(3),(5),(6)	GBP	220,000	$46,935
Ashwell SA,
6.625%, due 12/22/77(2),(3)	200,000	42,669
Total Luxembourg collateralized debt obligations	89,604

Netherlands—1.40%
Ares Euro CLO BV,
Series 2007-1A, Class E,
8.379%, due 05/15/24(3),(5)	EUR	470,000	391,839
Grosvenor Place CLO BV,
Series II-A, Class SUB,
7.500%, due 03/28/23(3),(5)	530,000	470,064
Harbourmaster CLO Ltd.,
Series 7A, Class C,
due 09/22/22(3),(5),(6)	300,000	190,053
Series 10A, Class B1,
9.470%, due 02/06/24	EUR	600,000	550,900
Series PR2A, Class B2,
5.821%, due 10/15/22	300,000	254,249
Highlander Euro CDO,
Series 2006-2CA, Class E,
8.666%, due 12/14/22(5)	250,000	140,322
Queen Street CLO,
Series 2006-1A, Class F,
due 04/15/23(3),(5),(6)	320,000	280,929
Series 2007-1A, Class F,
due 08/15/24(3),(5),(6)	350,000	225,030
Total Netherlands collateralized debt obligations	2,503,386

United States—0.93%
Ajax One Ltd.,
Series 2A, Class C,
4.987%, due 09/08/32(2),(3),(5)	$500,000	100,000
Axius Europe CLO SA,
Series 2007-1A, Class D,
7.879%, due 11/15/23(2),(3),(5)	EUR	350,000	357,032
Brentwood CLO Ltd.,
Series 2006-1I, Class D,
6.551%, due 02/01/22(2)	$310,000	117,800
Colts,
Series 2007 - 1,
due 03/20/21(2),(3),(5),(6)	300,000	48,000
Duke Funding Ltd.,
Series 2006-11A, Class B1E,
7.217%, due 08/08/46(2),(3),(5)	EUR	870,075	55,120
Fortius Funding Ltd.,
Series 2006-2A, Class INC,
5.374%, due 02/03/42(5)	$280,000	28
Hereford Street ABS CDO Ltd.,
Series 2005-1A, Class D,
5.688%, due 01/03/45(2),(3),(5)	700,000	7
Longport Funding Ltd.,
Series 2007-1A, Class D,
9.038%, due 04/12/51(2),(3),(5)	500,000	0
MC Funding Ltd.,
Series 2006 - 1A, Class E,
6.954%, due 12/20/20(2),(3),(5)	640,000	169,389

United States—(concluded)
Spirit CBO,
Series 2004-2A, Class D,
3.778%, due 10/27/10(2),(3),(5)	$657,544		$638,870
Taberna Preferred Funding Ltd.,
Series 2006-7A, Class A3L,
4.244%, due 02/05/37(2),(3),(5)		240,000	7,200
Series 2006-7A, Class B1L,
5.744%, due 02/05/37(2),(3),(5)		310,000	31
Tricadia CDO Ltd.,
Series 2005-4A, Class B1L,
6.068%, due 12/11/40(2),(3),(5)		469,717	117,429
Series 2005 - 3A, Class B1L,
6.711%, due 06/25/41(2),(3),(5)		475,871	47,587
Series 2006 - 5A, Class F,
9.063%, due 06/19/46(2),(3),(5)		607,799	6,078
Total United States collateralized debt obligations			1,664,571
Total collateralized debt obligations (cost $21,619,816)			6,476,264

Mortgage & agency debt securities—19.94%
United States—19.94%
Banc of America Funding Corp.,
Series 2007-1, Class 1B1,
6.000%, due 01/25/37		1,234,025	145,368
Series 2006-H, Class B1,
6.079%, due 09/20/46(2)		1,486,563	131,412
Chase Mortgage Finance Corp.,
Series 2007-S2, Class B1,
5.874%, due 03/25/37(2),(5)		1,987,943	178,915
Countrywide Alternative Loan Trust,
Series 2005-79CB, Class M,
5.500%, due 01/25/36(5)		658,578	131,716
Federal Home Loan Banks,††
5.250%, due 06/18/14(cost $3,165,453)		3,000,000	3,124,332
Federal Home Loan Mortgage Corp.,††
4.875%, due 02/09/10		7,725,000	7,897,947
5.000%, due 02/16/17		8,900,000	9,019,340
Federal National Mortgage Association,††
4.125%, due 04/15/14		7,100,000	7,095,179
6.625%, due 09/15/09		7,725,000	7,963,394
Lehman Structured Securities Corp.,
Series 2007-1, Class M5,
4.818%, due 10/28/34(2),(3)		726,748	7,267
Total mortgage & agency debt securities (cost $37,497,232)			35,694,870

Non US government obligations — 14.08%
Canada—1.12%
Quebec Province,
6.125%, due 01/22/11	$1,880,000		1,992,612

France—0.85%
Government of France,
1.800%, due 07/25/40	EUR	1,217,494	1,519,450

Germany—9.92%
Bundesschatzanweisungen,
3.750%, due 03/13/09	EUR	3,600,000	5,081,054
3.750%, due 12/12/08		3,600,000	5,067,573
Kreditanstalt fuer Wiederaufbau,
2.500%, due 10/11/10		2,100,000	2,866,716
3.500%, due 07/15/09		1,000,000	1,392,271
5.550%, due 06/07/21		1,800,000	3,356,719
			17,764,333

Japan—1.72%
Japan Bank for International Cooperation,
5.250%, due 03/23/16	$1,400,000		1,478,239
Government of Japan,
2.500%, due 09/20/37	JPY	164,000,000	1,605,311
			3,083,550
Venezuela—0.47%
Republic of Venezuela,
5.750%, due 02/26/16	$1,290,000		838,500

Total non US government obligations (cost $27,087,124)			25,198,445

Sovereign/supranational bonds—3.08%
Supranational—3.08%
European Investment Bank,
6.250%, due 12/07/08	GBP	2,600,000	4,635,080
6.250%, due 04/15/14	470,000		886,360
Total sovereign/supranational bonds (cost $6,099,965)			5,521,440
Total bonds (cost $157,874,330)			127,235,972

	Units
Investment company—8.15%
UBS U.S. Securitized Mortgage Relationship Fund(8)
(cost $20,775,914)	1,739,692		14,596,709

Short-term investment—12.45%
Investment company—12.45%
UBS Cash Management Prime Relationship Fund, 2.84%(8),(9)
(cost $22,293,675)	22,293,675		22,293,675

Investment company—8.15% - (concluded)
Short-term investment—12.45%
Total investments—91.67% (cost $200,943,919)	$164,126,356
Cash and other assets, less liabilities—8.33%	14,907,056
Net assets—100.00%	$179,033,412

Notes to portfolio of investments

Aggregate cost for federal income tax purposes, which was the same for book purposes, was $200,943,919; and net unrealized depreciation consisted of:

Gross unrealized appreciation	$1,650,919
Gross unrealized depreciation	(38,468,482)
Net unrealized depreciation	$(36,817,563)

†	As of September 29, 2008, the Fund is no longer accruing income on this security.
††

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.

(1)	Perpetual bond security. The maturity date reflects the next call date.
(2)	Floating rate security — The interest rates shown are the current rates as of September 30, 2008.
(3)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid, unless otherwise noted, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2008, the value of these securities amounted to $6,213,271 or 3.47% of net assets.

(4)	Security is in default.
(5)	Security is illiquid. These securities amounted to $5,696,005 or 3.18% of net assets.
(6)	This security is the equity tranche of a collateralized debt obligation. The Fund receives periodic payments, which may vary, from the issuers of this security.
(7)	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. At September 30, 2008, the value of these securities amounted to $112,342 or 0.00% of net assets.
(8)	Investment in affiliated mutual fund.
(9)	The rate shown reflects the yield at September 30, 2008.

ABS	Asset-backed securities
CBO	Collateralized bond obligations
CDO	Collateralized debt obligations
CLO	Collateralized loan obligations

Currency type abbreviations:
EUR	Euro
GBP	Great Britain Pound
JPY	Japanese Yen

Restricted securities

Securities	Acquisition dates	Acquisition cost	Acquisition cost as a percentage of net assets	09/30/08 Market value	09/30/08 Market value as a percentage of net assets
Abacus Ltd.,
Series 2005 - CB1A, Class F,
8.209%, due 05/28/41	04/24/06	$252,656	0.14%	$25	0.00	%(1)
ACA ABS 2006-2 Ltd.,
Series 2006-2,
due 01/10/47	11/16/06	480,000	0.27	0	0.00
Acacia CDO Ltd.,
Series 10A, Class SUB,
due 09/7/46	07/17/06	127,708	0.07	0	0.00
Ajax One Ltd.,
Series 2A, Class C,
4.987%, due 09/8/32	11/08/05	487,550	0.27	100,000	0.06
Aladdin CDO I Ltd,
Series 2006-2A, Class 10D,
10.704%, due 10/31/16	06/23/06	250,000	0.14	43,850	0.02
Ashwell Rated SA,
due 12/22/77	01/29/07	202,730	0.11	46,935	0.03
Avenue CLO Fund Ltd.,
Series 2006-3A, Class B2L,
6.786%, due 07/20/18	04/24/06	215,160	0.12	112,222	0.06
Axius Europe CLO SA,
Series 2007-1A, Class D,
7.879%, due 11/15/23	09/28/07	326,550	0.18	357,032	0.20
Cairn Mezzanine ABS CDO PLC,
Series 2006-1A, Class 7,
8.814%, due 12/9/46	08/11/06	740,110	0.41	85	0.00	(1)
Colts,
Series 2007 - 1,
due 03/20/21	02/09/07	285,000	0.16	48,000	0.03
Cratos CLO Ltd.,
Series 2007-1A, Class D,
5.209%, due 05/19/21	04/30/07	250,000	0.14	140,000	0.08
Credit-Based Asset Servicing and Securitization CBO Ltd.,
Series 15A, Class D,
5.707%, due 02/16/41	01/25/06	234,410	0.13	8	0.00	(1)
Denali Capital CLO VII Ltd.,
Series 2007-1A, Class B2L,
7.041%, due 01/22/22	04/27/07	285,865	0.16	120,176	0.07
Duke Funding Ltd.,
Series 2006-11A, Class B1E,
7.217%, due 08/8/46	09/19/06	828,416	0.46	55,120	0.03
Emporia Preferred Funding,
Series 2007-3A, Class E,
6.499%, due 04/23/21	02/27/07	250,000	0.14	67,000	0.04
Galena CDO Ltd.,
Series II-AIRL, Class A1U,
3.420%, due 04/7/17	03/08/07	1,000,000	0.56	606,400	0.34
Grosvenor Place CLO BV,
Series II-A, Class SUB,
7.500%, due 03/28/23	12/15/06	524,700	0.29	470,064	0.26
Harbourmaster CLO Ltd.,
Series 7A, Class C,
due 09/22/22	10/31/06	285,000	0.16	190,053	0.11
Hereford Street ABS CDO Ltd.,
Series 2005-1A, Class D,
5.688%, due 01/3/45	11/04/05	696,500	0.39	7	0.00	(1)
Kingsland Ltd.,
Series 2007-5A, Class E,
7.038%, due 07/14/21	05/02/07	241,728	0.14%	97,230	0.05%

Lenox CDO Ltd.,
Series 2005-1A, Class E1,
6.304%, due 11/14/43	11/23/05	238,644	0.13	0	0.00
Logan CDO Ltd.,
Series III-A, Class E,
17.783%, due 07/5/57	06/08/07	390,000	0.22	0	0.00
Longport Funding Ltd.,
Series 2007-1A, Class D,
9.038%, due 04/12/51	05/31/07	428,500	0.24	0	0.00
MC Funding Ltd.,
Series 2006 - 1A, Class E,
6.954%, due 12/20/20	12/08/06	640,000	0.36	169,389	0.09
Menton CDO PLC,
Series IIA, Class E,
10.718%, due 10/24/53	10/10/05	249,375	0.14	0	0.00
PSION Synthetic CDO PLC,
Series I - A, Class E,
8.454%, due 12/21/15	12/15/05	314,985	0.18	207,900	0.12
Queen Street CLO,
Series 2007-1A, Class F,
due 08/15/24	05/18/07	343,000	0.19	505,959	0.28
Saturn CLO Ltd.,
Series 2007 - 1A, Class D,
6.804%, due 05/13/22	04/20/07	238,025	0.13	92,400	0.05
Spirit CBO,
Series 2004-2A, Class D,
3.778%, due 10/27/10	11/16/05	626,721	0.35	638,870	0.36
Taberna Preferred Funding Ltd.,
Series 2006-7A, Class A3L,
4.244%, due 02/5/37	09/15/06	232,629	0.13	7,231	0.00	(1)
Tricadia CDO Ltd.,
Series 2006 - 5A, Class F,
9.063%, due 06/19/46	05/09/06	1,510,563	0.84	171,094	0.09
Trimaran CLO Ltd.,
Series 2007-1A, Class B2L,
6.219%, due 06/15/21	03/09/07	198,806	0.11	89,940	0.05

		$13,375,331	7.46%	$4,336,990	2.42%

(1)    Amount represents less than 0.005%.

Forward foreign currency contracts

UBS Absolute Return Bond Fund had the following open forward foreign currency contracts as of September 30, 2008:

					Unrealized
	Contracts	In		Maturity	appreciation/
	to deliver	exchange for		dates	(depreciation)
Australian Dollar	4,605,000	JPY	399,626,505	12/11/08	$169,286
Australian Dollar	5,095,000	JPY	415,242,500	12/11/08	(68,301)
Euro	50,575,000	USD	72,458,803	12/11/08	1,035,101
Great Britain Pound	3,795,000	CHF	7,619,294	12/11/08	59,983
Great Britain Pound	1,755,000	JPY	326,921,576	12/11/08	(22,835)
Great Britain Pound	13,380,000	USD	23,585,757	12/11/08	(265,208)
Japanese Yen	405,589,600	AUD	4,720,000	12/11/08	(135,357)
Japanese Yen	575,638,200	EUR	3,735,000	12/11/08	(193,597)
Japanese Yen	947,257,850	NOK	49,420,000	12/11/08	(623,759)
Norwegian Krone	32,700,000	EUR	4,009,236	12/11/08	120,617
Norwegian Krone	33,310,000	USD	5,758,861	12/11/08	114,131
Swedish Krona	46,558,248	USD	6,890,000	12/11/08	159,887
Swiss Franc	6,640,000	EUR	4,212,663	12/11/08	1,567
Swiss Franc	4,492,352	GBP	2,275,000	12/11/08	31,410
Swiss Franc	6,475,000	USD	5,962,521	12/11/08	162,621
United States Dollar	1,899,140	CAD	2,035,000	12/11/08	27,087
United States Dollar	8,049,201	EUR	5,543,343	12/11/08	(220,707)
United States Dollar	1,372,020	GBP	760,000	12/11/08	(17,257)
United States Dollar	2,960,591	NOK	16,590,000	12/11/08	(149,241)
United States Dollar	9,667,644	SEK	63,190,000	12/11/08	(533,369)
Net unrealized depreciation on forward foreign currency contracts					$(347,941)

Currency type abbreviations:
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	Great Britain Pound
JPY	Japanese Yen
NOK	Norwegian Krone
SEK	Swedish Krona
USD	United States Dollar

Futures contracts

UBS Absolute Return Bond Fund had the following open futures contracts as of September 30, 2008:

	Expiration dates	Cost/(proceeds)	Value	Unrealized appreciation/ (depreciation)
US treasury futures sell contracts:
2 Year US Treasury Notes, 120 contracts (USD)	December 2008	$(25,462,322)	$(25,612,500)	$(150,178)
5 Year US Treasury Notes, 290 contracts (USD)	December 2008	(32,445,554)	(32,547,969)	(102,415)
10 Year US Treasury Notes, 195 contracts (USD)	December 2008	(22,522,192)	(22,351,875)	170,317

Interest rate future buy contracts:
Euro-Buxl, 23 contracts (EUR)	December 2008	2,961,978	2,928,393	(33,585)

Interest rate future sell contracts:
Euro-Bobl, 95 contracts (EUR)	December 2008	(14,626,106)	(14,673,394)	(47,288)
Euro-Bund, 30 contracts (EUR)	December 2008	(4,834,988)	(4,859,866)	(24,878)
Euro-Schatz, 120 contracts (EUR)	December 2008	(17,522,774)	(17,633,540)	(110,766)
Long Gilt, 14 contracts (GBP)	December 2008	(2,780,323)	(2,791,402)	(11,079)

Net unrealized depreciation on futures contracts				$(309,872)

The segregated aggregate market value of cash collateral delivered to broker to cover margin requirements for the open future positions at September 30, 2008 was $296,901.

Currency type abbreviations:
EUR	Euro
GBP	Great Britain Pound
USD	United States Dollar

UBS Global Bond Fund

Industry diversification (unaudited)

As a percentage of net assets as of September 30, 2008

Bonds
Corporate bonds
Agriculture	1.02%
Auto manufacturers	0.80
Banks	15.02
Beverages	1.53
Building materials	1.16
Capital markets	0.25
Chemicals	0.95
Commercial banks	0.81
Consumer finance	0.12
Diversified financial services	5.16
Diversified telecommunication services	1.33
Electric	0.63
Food	0.87
Food & staples retailing	0.98
Insurance	0.31
Media	0.24
Multiline retail	0.56
Oil, gas & consumable fuels	1.31
Paper & forest products	1.15
Thrifts & mortgage finance	1.19
Total corporate bonds	35.39
Asset-backed securities	0.60
Collateralized debt obligations	3.78
Commercial mortgage-backed securities	0.67
Mortgage & agency debt securities	8.57
Non US government obligations	35.06
Sovereign/supranational bond	2.02
US government obligations	8.97
Total bonds	95.06
Short-term investment	4.40
Total investments	99.46
Cash and other assets, less liabilities	0.54
Net assets	100.00%

UBS Global Bond Fund — Portfolio of investments

September 30, 2008 (unaudited)

Security Description	Face amount		Value
Bonds—95.06%
Corporate bonds—35.39%
Aruba—0.46%
UFJ Finance Aruba AEC,
8.750%, due 11/13/08(1)	$300,000		$297,750

France—4.24%
BNP Paribas,
5.250%, due 12/17/12	EUR	140,000	191,925
5.750%, due 01/24/22	GBP	80,000	130,069
Casino Guichard Perrachon SA,
4.875%, due 04/10/14	EUR	500,000	627,245
Compagnie de Financement Foncier,
2.375%, due 01/29/09	550,000		767,345
GE Capital,
5.037%, due 12/14/09(2)	200,000		265,542
Lafarge SA,
4.750%, due 03/23/20	700,000		745,205
Total France corporate bonds			2,727,331

Germany—5.96%
Bayerische Landesbank,
3.750%, due 05/23/11	EUR	240,000	331,426
Deutsche Hypothekenbank AG,
3.000%, due 02/9/11	250,000		340,065
Dexia Kommunalbank Deutschland AG,
3.500%, due 04/15/11	250,000		342,440
Eurohypo AG,
3.750%, due 11/5/08	550,000		773,194
EWE AG,
4.875%, due 10/14/19	170,000		226,993
Hypothekenbank in Essen AG,
4.000%, due 11/21/11	240,000		330,683
IKB Deutsche Industriebank AG,
2.871%, due 07/24/09(2)	600,000		570,682
Kreditanstalt fuer Wiederaufbau,
5.500%, due 12/7/15	GBP	500,000	917,455
Total Germany corporate bonds			3,832,938

Ireland—1.33%
Allied Irish Banks PLC,
7.500%, due 02/28/11(1),(2)	EUR	550,000	631,046
Anglo Irish Bank Corp. plc,
5.505%, due 06/25/14(2)	200,000		222,585
Total Ireland corporate bonds			853,631

Jersey (Channel Islands)—0.27%
Travelers Insurance Company Institutional Funding Ltd.,
5.750%, due 12/6/11	GBP	100,000	174,324

Luxembourg—2.28%
Clariant Finance Luxembourg SA,
4.375%, due 04/5/13	EUR	500,000	611,232
Telecom Italia Finance SA,
6.575%, due 07/30/09	600,000		853,017
Total Luxembourg corporate bonds			1,464,249

Netherlands—0.28%
E.ON International Finance BV,
6.375%, due 05/29/12	GBP	100,000	180,151

Spain—2.94%
Ayt Cedulas Cajas Global,
4.250%, due 06/14/18	EUR	600,000	731,559
Caja de Ahorros y Monte de Piedad de Madrid,
4.125%, due 03/24/36		250,000	284,079
Instituto de Credito Oficial,
4.500%, due 03/7/13	GBP	500,000	875,674
Total Spain corporate bonds			1,891,312

Sweden—1.02%
Swedish Match AB,
4.625%, due 06/28/13	EUR	500,000	658,856

Trinidad and Tobago—1.31%
Petroleum Co. of Trinidad & Tobago Ltd.,
6.000%, due 05/8/22(3)	$900,000		843,930

United Kingdom—3.03%
Barclays Bank PLC,
4.500%, due 03/4/19(2)	EUR	190,000	219,781
4.750%, due 03/15/20(1),(2)		500,000	328,017
5.750%, due 09/14/26	GBP	80,000	110,873
Lloyds TSB Bank PLC,,
5.875%, due 06/20/14		400,000	647,472
National Westminster Bank PLC,
6.000%, due 01/21/10	EUR	335,000	472,500
6.500%, due 09/7/21	GBP	110,000	172,725
Total United Kingdom corporate bonds			1,951,368

United States—12.27%
Bank One Corp.,
7.875%, due 08/1/10	675,000		692,135
BNP Paribas Capital Trust III,
6.625%, due 10/23/11(1),(2)	EUR	650,000	839,924
Citigroup, Inc.,
5.000%, due 09/15/14	$400,000		306,685
5.500%, due 02/15/17	900,000		690,408
Comcast Cable Communications LLC,
6.750%, due 01/30/11	150,000		152,144
Daimler Chrysler Holdings NA,
7.200%, due 09/1/09	150,000		151,602
Daimler Finance N.A. LLC,
7.200%, due 09/1/09	350,000		359,625
Ford Motor Credit Co. LLC,
5.800%, due 01/12/09	80,000		75,958
General Electric Capital Corp.,
6.750%, due 03/15/32	110,000		91,815
HSBC Finance Corp.,
6.750%, due 05/15/11	350,000		351,810
Kraft Foods, Inc.,
5.625%, due 11/1/11	200,000		200,746
Kroger Co.,
8.050%, due 02/1/10	350,000		359,455
Lehman Brothers Holdings, Inc.,†
0.000%, due 03/5/10(4)	EUR	250,000	59,832
Marsh & McLennan Cos., Inc.,
6.250%, due 03/15/12	$200,000		198,802
Merrill Lynch & Co., Inc.,
5.375%, due 01/4/09	500,000		354,673
Miller Brewing Co.,
5.500%, due 08/15/13(3)	1,000,000		986,529

United States—(concluded)
Morgan Stanley,
5.300%, due 03/1/13		$235,000	161,398
Wal-Mart Stores, Inc.,
6.875%, due 08/10/09		350,000	359,473
Wells Fargo Bank N.A.,
6.450%, due 02/1/11		750,000	761,460
Weyerhaeuser Co.,
6.750%, due 03/15/12		750,000	741,253
Total United States corporate bonds			7,895,727
Total corporate bonds (cost $24,887,693)			22,771,567

Asset-backed securities—0.60%
United Kingdom—0.10%
Whinstone Capital Management Ltd.,
Series 1A, Class B2,
5.863%, due 10/25/44(2)	EUR	77,108	65,131

United States—0.50%
First Franklin Mortgage Loan Asset Backed Certificates,
Series 2005-FFA, Class M3,
5.517%, due 03/25/25(6)		500,000	25,000
Home Equity Mortgage Trust,
Series 2006-6, Class 2A1,
3.307%, due 03/25/37(2)		30,812	6,207
Series 2006-3, Class A1,
5.472%, due 09/25/36(2)		107,921	35,074
Series 2006-5, Class A1,
5.500%, due 01/25/37(6)		140,362	33,560
IndyMac Seconds Asset Backed Trust,
Series 2006-A, Class A,
3.337%, due 06/25/36(2)		126,805	35,645
Merrill Lynch First Franklin Mortgage Loan Trust,
Series 2007-A, Class A1,
4.307%, due 10/25/27(2)		70,408	65,367
Merrill Lynch Mortgage Investors, Inc.,
Series 2006-SL1, Class A,
3.387%, due 09/25/36(2)		58,818	18,475
Morgan Stanley Mortgage Loan Trust,
Series 2006-10SL, Class A1,
3.337%, due 08/25/36(2)		96,667	26,584
Nomura Asset Acceptance Corp.,
Series 2006-S4, Class A1,
3.377%, due 08/25/36(2)		43,063	12,717
SACO I Trust,
Series 2006-5, Class 2A1,
3.357%, due 05/25/36(2),(5)		2,587	587
Series 2006-3, Class A1,
3.387%, due 04/25/36(2)		219,765	64,078
Total United States asset-backed securities			323,294
Total asset-backed securities (cost $1,378,318)			388,425

Collateralized debt obligations—3.78%
Cayman Islands—0.86%
Black Diamond CLO Ltd.,
Series 2005-2X, Class IN,
due 01/7/18(5),(7)		$100,000	51,480
Series 2006-1A, Class D,
4.143%, due 04/29/19(2),(3),(5)		250,000	125,000
Cratos CLO Ltd.,
Series 2007-1A, Class D,
5.209%, due 05/19/21(2),(3),(5)		250,000	140,000
Credit-Based Asset Servicing and Securitization CBO Ltd.,
Series 18A, Class C,

4.819%, due 03/13/47(2),(3),(5)	250,000		2
Galena CDO Ltd.,
Series II-AIRL, Class A1U,
3.420%, due 04/7/17(2),(3),(5)	300,000		181,920
Gulf Stream - Sextant CLO Ltd.,
Series 2007-1A, Class SUB,
due 06/17/21(3),(5),(7)	100,000		55,500
Total Cayman Islands collateralized debt obligations			553,902

Ireland—0.64%
Mercator CLO PLC,
Series 2007-IIIA, Class B1,
4.891%, due 10/15/24	EUR	250,000	214,127
Valleriite CDO,
Series 2007-1A, Class A1EU,
5.726%, due 12/29/17(2),(3),(5)		160,000	196,416
Total Ireland collateralized debt obligations			410,543

Luxembourg—0.36%
GSC European CDO SA,
Series I-RA, Class D,
6.408%, due 12/15/22(2),(3),(5)	EUR	250,000	232,709

Netherlands—0.86%
Cadogan Square CLO BV,
Series 2A, Class B,
5.549%, due 08/12/22(2),(3),(5)	EUR	150,000	155,654
Highlander Euro CDO,
Series 2006-2NA, Class D,
6.716%, due 12/14/22(2),(3),(5)	$250,000		143,314
Queen Street CLO,
Series 2007-1A, Class F,
due 08/15/24(3),(5),(7)	100,000		64,294
Series 2006-1A, Class C1,
5.351%, due 04/15/23(2),(3),(5)	250,000		190,113
Total Netherlands collateralized debt obligations			553,375

United States—1.06%
Ares CLO Funds,
Series 2006-5RA, Class D,
4.711%, due 02/24/18(2),(3),(5)	140,000		64,974
Brentwood CLO Ltd.,
Series 2006-1A, Class C,
4.401%, due 02/1/22(2),(5)	250,000		105,000

United States—(concluded)
Duke Funding Ltd.,
Series 2006-11A, Class B1E,
7.217%, due 08/8/46(2),(3),(5)	EUR	175,970	11,148
Global Leveraged Capital Credit Opportunity Fund,
Series 2006-1A, Class C,
3.786%, due 12/20/18(2),(3),(5)	$250,000	140,525
Hewett’s Island CDO Ltd.,
Series 2007-6A, Class D,
5.064%, due 06/9/19(2),(3),(5)	250,000	161,157
Highland Credit Opportunities CDO Ltd.,
Series 2006-1A, Class C,
3.494%, due 11/1/13(2),(3),(5)	250,000	167,325
Longport Funding Ltd.,
Series 2007-1A, Class D,
9.038%, due 04/12/51(2),(3),(5)	264,423	0
Taberna Preferred Funding Ltd.,
Series 2006-5A, Class A3,
4.244%, due 08/5/36(2),(3),(5)	200,000	0
Series 2006-7A, Class A3L,
4.244%, due 02/5/37(2),(3),(5)	330,000	9,900
Series 2006-7A, Class B1L,
5.744%, due 02/5/37(2),(3),(5)	200,000	20
Tricadia CDO Ltd.,
Series 2005-4A, Class B1L,
6.068%, due 12/11/40(2),(3),(5)	86,985	21,746
Total United States collateralized debt obligations	681,795
Total collateralized debt obligations (cost $5,434,088)	2,432,324

Commercial mortgage-backed securities—0.67%
United States—0.67%
Bear Stearns Commercial Mortgage Securities Trust,
Series 2000-WF2, Class A2,
7.320%, due 10/15/32(2)	80,000	81,251
JPMorgan Chase Commercial Alternative Mortgage Product,
Series 2006-CB17, Class A4,
5.429%, due 12/12/43	350,000	304,004
JPMorgan Commercial Mortgage Finance Corp.,
Series 99-C8, Class A2,
7.400%, due 07/15/31(2)	45,011	45,034
Total commercial mortgage-backed securities (cost $471,490)	430,289

Mortgage & agency debt securities—8.57%
United Kingdom—0.32%
Granite Master Issuer PLC,
Series 2005-4, Class C4,
5.513%, due 12/20/54(2)	EUR	180,000	210,554

United States—8.25%
American Home Mortgage Investment Trust,
Series 2006-3, Class 4A,
3.397%, due 11/25/35(2)	186,415	56,427
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2007-3, Class 2A1,
5.633%, due 05/25/47(2)	91	75
Federal Home Loan Mortgage Corp. Gold Pools,††
#G04461, 5.000%, due 07/01/38	298,396	290,854
#G03494, 5.500%, due 05/01/37	246,521	245,446
#G04121, 5.500%, due 04/01/38	287,204	285,907
#G04458, 5.500%, due 06/01/38	297,562	296,218
#G04684, 5.500%, due 09/01/38	299,698	298,344
#G08135, 6.000%, due 06/01/36	284,393	288,161
Federal National Mortgage Association Pools,††
#909356, 5.000%, due 02/01/37	312,833	305,121
#914467, 5.000%, due 04/01/37	270,181	263,464
#903709, 5.500%, due 11/01/36	278,566	278,048

#915829, 5.500%, due 03/01/37	285,462	284,915
#928197, 5.500%, due 03/01/37	306,607	306,020
#937094, 5.500%, due 05/01/37	260,710	260,210
#918638, 5.500%, due 06/01/37	310,666	310,071
#968197, 5.500%, due 01/01/38	290,216	289,660
#983471, 5.500%, due 05/01/38	297,828	297,227
#934323, 5.500%, due 07/01/38	297,410	296,811
#940642, 6.000%, due 08/01/37	272,653	276,463
#889579, 6.000%, due 05/01/38	288,591	292,623
Government National Mortgage Association Pools,
#781276, 6.500%, due 04/15/31	82,292	84,706
Total United States mortgage & agency debt securities		5,306,771

United States—(concluded)
Total mortgage & agency debt securities (cost $5,592,961)			5,517,325

US government obligations—8.97%
United States—8.97%
US Treasury Inflation Indexed Bonds (TIPS),
1.625%, due 01/15/18	524,890		497,169
US Treasury Notes,
4.000%, due 08/15/18	785,000		796,162
4.125%, due 08/15/10	270,000		281,032
4.250%, due 08/15/13	2,650,000		2,812,933
6.250%, due 05/15/30	1,100,000		1,381,532
Total US government obligations (cost $5,781,897)			5,768,828

Non US government obligations—35.06%
Canada—1.57%
Government of Canada,
6.000%, due 06/01/11	CAD	1,000,000	1,013,493

France—0.80%
Government of France,
1.800%, due 07/25/40	EUR	412,889	515,292

Germany—2.57%
Bundesrepublik Deutschland,
4.250%, due 07/04/14	EUR	900,000	1,293,894
4.500%, due 01/04/13	185,000		267,498
Bundesschatzanweisungen,
4.000%, due 09/10/10	67,000		95,313
			1,656,705
Italy—7.26%
Buoni Poliennali Del Tesoro,
4.500%, due 02/01/18	EUR	1,310,000	1,809,546
5.000%, due 08/01/39	2,110,000		2,859,066
			4,668,612
Japan—16.01%
Government of Japan,
0.800%, due 03/20/13	JPY	137,000,000	1,276,305
1.300%, due 03/20/15	248,050,000		2,353,820
1.900%, due 06/20/25	258,000,000		2,389,164
Government of Japan CPI Linked Bond,
0.500%, due 12/10/14	69,564,000		609,400
1.200%, due 06/10/17	410,183,800		3,671,618
			10,300,307
Spain—0.99%
Government of Spain,
6.000%, due 01/31/29	EUR	400,000	635,819

United Kingdom—5.86%
UK Gilt Inflation Linked,
2.500%, due 08/16/13	GBP	480,000	2,121,558
UK Gilts,
4.750%, due 09/07/15	150,000		273,552
5.000%, due 03/07/25		400,000	733,982
5.000%, due 03/07/12		350,000	639,534
			3,768,626
Total non US government obligations (cost $23,689,830)			22,558,854

Sovereign/supranational bond—2.02%
Supranational—2.02%
European Investment Bank,
6.250%, due 4/15/2014 (cost $1,358,133)	GBP	690,000	1,301,252
Total bonds (cost $68,594,410)			61,168,864

	Shares
Short-term investment—4.40%
Other—4.40%
UBS Supplementary Trust - U.S. Cash Management Prime Fund, 2.85%(8),(9)
(cost $2,832,547)	2,832,547	2,832,547
Total investments—99.46% (cost $71,426,957)		64,001,411
Cash and other assets, less liabilities—0.54%		344,577
Net assets—100.00%		$64,345,988

Notes to portfolio of investments

Aggregate cost for federal income tax purposes, which was the same for book purposes, was $71,426,957; and net unrealized depreciation consisted of:

Gross unrealized appreciation	$530,165
Gross unrealized depreciation	(7,955,711)
Net unrealized depreciation	$(7,425,546)

†	As of September 29, 2008, the Fund is no longer accruing income on this security.
††

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.

(1)	Perpetual bond security. The maturity date reflects the next call date.
(2)	Floating rate security—The interest rates shown are the current rates as of September 30, 2008.
(3)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid, unless otherwise noted, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2008, the value of these securities amounted to $3,892,176 or 6.05% of net assets.

(4)	Security is in default.
(5)	Security is illiquid. These securities amounted to $2,063,130 or 3.21% of net assets.
(6)	Step bond—Coupon rate increases in increments to maturity. Rate disclosed is as of September 30, 2008. Maturity date disclosed is the ultimate maturity date.
(7)	This security is the equity tranche of a collateralized debt obligation. The Fund receives periodic payments, which may vary, from the issuers of this security.
(8)	Investment in affiliated mutual fund.
(9)	The rate shown reflects the yield at September 30, 2008.

CBO	Collateralized bond obligations
CDO	Collateralized debt obligations
CLO	Collateralized loan obligations
CPI	Consumer price index
TIPS

Treasury inflation protected securities (“TIPS”) are debt securities issued by the US Treasury whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. The interest rate paid by the TIPS is fixed, while the principal value rises or falls based on changes in a published Consumer Price Index (“CPI”). Thus, if inflation occurs, the principal and interest payments on the TIPS are adjusted accordingly to protect investors from inflationary loss.  During a deflationary period, the principal and interest payments decrease, although the TIPS principal amounts will not drop below their face amounts at maturity. In exchange for the inflation protection, the TIPS generally pay lower interest rates than typical US Treasury securities. Only if inflation occurs will TIPS offer a higher real yield than a conventional Treasury bond of the same maturity.

Currency type abbreviations:

CAD	Canadian Dollar
EUR	Euro
GBP	Great Britain Pound
JPY	Japanese Yen

Restricted securities

Securities	Acquisition dates	Acquisition cost	Acquisition cost as a percentage of net assets	09/30/08 Market value	09/30/08 Market value as a percentage of net assets
Ares CLO Funds,
Series 2006-5RA, Class D,
4.711%, due 02/24/18	02/16/06	$139,300	0.22%	$64,974	0.10%
Black Diamond CLO Ltd.,
Series 2006-1A, Class D,
4.143%, due 04/29/19	12/22/06	250,000	0.39	125,000	0.19
Brentwood CLO Ltd.,
Series 2006-1A, Class C,
4.401%, due 02/1/22	12/07/06	249,100	0.39	105,000	0.16
Cadogan Sqare CLO BV,
Series 2A, Class B
5.549%, due 08/12/22	09/19/07	136,350	0.21	155,654	0.24
Cratos CLO Ltd.,
Series 2007-1A, Class D,
5.209%, due 05/19/21	04/30/07	250,000	0.39	140,000	0.22
Credit-Based Asset Servicing and Securitization CBO Ltd.,
Series 18A, Class C,
4.819%, due 03/13/47	03/06/07	250,000	0.39	2	0.00 (1)
Duke Funding Ltd.,
Series 2006-11A, Class B1E,
7.217%, due 08/8/46	09/19/06	166,715	0.26	11,148	0.02
Galena CDO Ltd.,
Series II-AIRL, Class A1U,
3.420%, due 04/7/17	03/08/07	300,000	0.47	181,920	0.28
Global Leveraged Capital Credit Opportunity Fund,
Series 2006-1A, Class C,
3.786%, due 12/20/18	11/28/06	245,500	0.38	140,525	0.22
GSC European CDO SA,
Series I-RA, Class D,
6.408%, due 12/15/22	12/01/06	250,000	0.39	232,709	0.36
Gulf Stream - Sextant CLO Ltd.,
Series 2007-1A, Class SUB,
due 06/17/21	05/17/07	100,000	0.16	55,500	0.09
Hewett’s Island CDO Ltd.,
Series 2007-6A, Class D,
5.064%, due 06/9/19	05/09/07	247,467	0.38	161,157	0.25
Highland Credit Opportunities CDO Ltd.,
Series 2006-1A, Class C,
3.494%, due 11/1/13	09/28/06	250,000	0.39	167,325	0.26
Highlander Euro CDO,
Series 2006-2NA, Class D,
6.716%, due 12/14/22	11/28/06	250,000	0.39	143,314	0.22
Longport Funding Ltd.,
Series 2007-1A, Class D,
9.038%, due 04/12/51	05/31/07	214,250	0.33	0	0.00
Queen Street CLO,
Series 2006-1A, Class C1,
5.351%, due 04/15/23	12/21/06	421,782	0.65	254,407	0.40
Taberna Preferred Funding Ltd.,
Series 2006-7A, Class A3L,
4.244%, due 02/5/37	09/15/06	710,865	1.10	9,920	0.02
Tricadia CDO Ltd.,
Series 2005-4A, Class B1L,
6.068%, due 12/11/40	12/01/05	86,549	0.13	21,746	0.03
Valleriite CDO,
Series 2007-1A, Class A1EU,
5.726%, due 12/29/17	06/12/07	160,000	0.25	196,416	0.31
		$4,677,878	7.27%	$2,166,717	3.37%

(1) Amount represents less than 0.005%.

Forward foreign currency contracts

UBS Global Bond Fund had the following open forward foreign currency contracts as of September 30, 2008:

	Contracts to deliver	In exchange for		Maturity dates	Unrealized appreciation/ (depreciation)
Australian Dollar	6,460,000	USD	5,758,608	10/03/08	$653,722
Canadian Dollar	2,617,066	USD	2,553,111	10/03/08	93,894
Danish Krone	2,490,000	USD	486,233	10/03/08	16,368
Euro	11,615,000	USD	17,908,198	10/03/08	1,554,897
Euro	3,280,000	USD	4,779,911	12/18/08	147,480
Great Britain Pound	7,355,000	USD	14,336,422	10/03/08	1,259,281
Great Britain Pound	4,055,000	USD	7,425,516	12/18/08	196,762
Japanese Yen	50,331,008	AUD	580,000	10/03/08	(14,983)
Japanese Yen	226,600,000	USD	2,214,186	10/03/08	83,225
Japanese Yen	144,900,000	USD	1,344,093	10/03/08	(18,556)
Singapore Dollar	1,065,000	CAD	797,066	10/03/08	7,759
Singapore Dollar	910,000	USD	668,100	10/03/08	34,746
Swedish Krona	11,901,087	CHF	2,035,000	10/03/08	91,482
Swedish Krona	31,488,913	USD	5,185,872	10/03/08	637,806
Swiss Franc	6,310,000	USD	5,922,801	10/03/08	309,219
United States Dollar	5,333,970	AUD	5,880,000	10/03/08	(687,418)
United States Dollar	930,598	AUD	1,135,000	12/18/08	(36,997)
United States Dollar	1,821,935	CAD	1,820,000	10/03/08	(111,709)
United States Dollar	869,557	CAD	900,000	12/18/08	(21,825)
United States Dollar	4,272,002	CHF	4,275,000	10/03/08	(468,822)
United States Dollar	3,575,543	CHF	3,880,000	12/18/08	(98,118)
United States Dollar	521,561	DKK	2,490,000	10/03/08	(51,696)
United States Dollar	486,387	DKK	2,490,000	12/18/08	(14,698)
United States Dollar	17,777,941	EUR	11,615,000	10/03/08	(1,424,640)
United States Dollar	13,828,627	GBP	7,355,000	10/03/08	(751,485)
United States Dollar	309,758	JPY	33,300,000	10/03/08	3,398
United States Dollar	3,845,634	JPY	388,531,008	10/03/08	(191,863)
United States Dollar	824,307	KRW	860,000,000	11/19/08	(108,148)
United States Dollar	7,098,727	SEK	43,390,000	10/03/08	(831,741)
United States Dollar	481,420	SEK	3,200,000	12/18/08	(18,857)
United States Dollar	1,438,045	SGD	1,975,000	10/03/08	(63,460)
Net unrealized appreciation on forward foreign currency contracts					$175,023

Currency type abbreviations:
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	Great Britain Pound
JPY	Japanese Yen
KRW	Korean Won
SEK	Swedish Krona
SGD	Singapore Dollar
USD	United States Dollar

UBS High Yield Fund

Industry diversification (unaudited)

As a percentage of net assets as of September 30, 2008

Common stocks
Aerospace/defense	0.00%
Hotels, restaurants & leisure	0.00
Media	0.03
Total common stocks	0.03
Bonds
Corporate bonds
Aerospace/defense	1.07
Airlines	0.92
Auto loans	3.01
Automotive	0.88
Banking	0.08
Broadcasting	0.21
Building materials	2.99
Chemicals	1.51
Consumer-products	1.33
Diversified capital goods	0.39
Diversified financial services	0.70
Electric-generation	8.53
Electronics	1.90
Energy - exploration&production	4.10
Food & drug retailers	0.93
Food/beverage/tobacco	0.50
Forestry/paper	5.26
Gaming	7.39
Gas distribution	4.60
Health services	6.41
Media - broadcast	1.91
Media - cable	3.30
Media - services	1.24
Metals/mining	0.73
Metals/mining excluding steel	0.62
Mortgage banks & thrifts	0.00 (1)
Oil field equipment & services	0.79
Oil refining & marketing	0.36
Packaging	2.03
Pharmaceuticals	2.48
Printing & publishing	4.76
Real estate development & management	0.20
Restaurants	0.64
Software/services	1.65
Steel producers/products	2.34
Support - services	4.73
Technology	1.00
Telecom - integrated/services	2.52
Telecom - wireless	1.09
Transportation excluding air/rail	0.55
Total corporate bonds	85.65
US Treasury	8.38
Total bonds	94.03
Warrants	0.00
Short-term investments	2.82
Total investments	96.88
Cash and other assets, less liabilities	3.12
Net assets	100.00%

(1) Amount represents less than 0.005%.

UBS High Yield Fund — Portfolio of investments

September 30, 2008 (unaudited)

	Face
Security Description	amount	Value
Bonds—94.03%
Corporate bonds—85.65%
Bermuda—0.36%
Petroplus Finance Ltd.,
6.750%, due 05/1/14(1)	$175,000	$147,875
7.000%, due 05/1/17(1)	375,000	311,250
Total Bermuda corporate bonds		459,125

Canada—2.81%
Abitibi-Consolidated Co. of Canada,
15.500%, due 07/15/10(1)	613,000	432,165
Bowater Canada Finance Corp.,
7.950%, due 11/15/11	1,300,000	598,000
Millar Western Forest Products Ltd.,
7.750%, due 11/15/13	1,000,000	570,000
Quebecor World Capital Corp.,
4.875%, due 11/15/08(2)	1,425,000	434,625
8.750%, due 03/15/16(1),(2)	1,150,000	460,000
Stone Container Finance,
7.375%, due 07/15/14	1,400,000	1,078,000
Total Canada corporate bonds		3,572,790

Luxembourg—0.76%
FMC Finance III SA,
6.875%, due 07/15/17	1,000,000	962,500

Netherlands—1.03%
Clondalkin Acquisition BV,
4.819%, due 12/15/13(1),(3)	780,000	633,750
Ford Capital BV,
9.500%, due 06/1/10	250,000	176,250
Montell Finance Co. BV,
8.100%, due 03/15/27(1)	675,000	303,750
NXP BV/NXP Funding LLC,
7.875%, due 10/15/14	300,000	201,000
Total Netherlands corporate bonds		1,314,750

United States—80.69%
AAC Group Holdings Corp.,
10.250%, due 10/1/12(1),(4)	1,100,000	1,078,000
AES Corp.,
8.000%, due 06/1/20(1)	1,900,000	1,662,500
8.875%, due 02/15/11	500,000	492,500
Affinion Group, Inc.,
10.125%, due 10/15/13	1,350,000	1,269,000
Ahern Rentals, Inc.,
9.250%, due 08/15/13	875,000	437,500
Airgas, Inc.,
7.125%, due 10/1/18(1)	217,000	211,575
AK Steel Corp.,
7.750%, due 06/15/12	1,600,000	1,536,000
American Rock Salt Co. LLC,
9.500%, due 03/15/14	900,000	927,000
AmeriQual Group LLC and AmeriQual Finance Corp.,
9.500%, due 04/1/12(1)	1,000,000	630,000
ARAMARK Corp.,
6.301%, due 02/1/15(3)	3,250,000	2,843,750
Atlas Pipeline Partners LP,
8.125%, due 12/15/15	2,200,000	2,024,000
Axcan Intermediate Holdings, Inc.,
9.250%, due 03/1/15(1)	1,406,000	1,391,940
12.750%, due 03/1/16(1)	1,774,000	1,756,260
Baker & Taylor, Inc.,
11.500%, due 07/1/13(1)	400,000	312,000
Bausch & Lomb, Inc.,

United States—(continued)
9.875%, due 11/1/15(1)	125,000	118,750
Boise Cascade LLC,
7.125%, due 10/15/14	610,000	417,850
Boyd Gaming Corp.,
7.750%, due 12/15/12	2,326,000	2,046,880
Buckeye Technologies, Inc.,
8.000%, due 10/15/10	807,000	746,475
Cadmus Communications Corp.,
8.375%, due 06/15/14	1,200,000	900,000
Caesars Entertainment, Inc.,
8.125%, due 05/15/11	300,000	177,000
Carriage Services, Inc.,
7.875%, due 01/15/15	465,000	410,362
Cellu Tissue Holdings, Inc.,
9.750%, due 03/15/10	1,050,000	971,250
Chesapeake Energy Corp.,
6.625%, due 01/15/16	600,000	538,500
Chukchansi Economic Development Authority,
8.000%, due 11/15/13(1)	550,000	440,000
Circus & Eldorado Joint Venture/Silver Legacy Capital Corp.,
10.125%, due 03/1/12	500,000	425,000
CIT Group, Inc.,
3.213%, due 12/19/08(3)	900,000	889,667
CMP Susquehanna Corp.,
9.875%, due 05/15/14	625,000	350,000
Coleman Cable, Inc.,
9.875%, due 10/1/12	450,000	407,250
Community Health Systems, Inc.,
8.875%, due 07/15/15	2,900,000	2,755,000
DAE Aviation Holdings, Inc.,
11.250%, due 08/1/15(1)	1,261,000	1,172,730
Da-Lite Screen Co., Inc.,
9.500%, due 05/15/11	650,000	614,250
DaVita, Inc.,
7.250%, due 03/15/15	2,200,000	2,090,000
Dayton Superior Corp.,
13.000%, due 06/15/09	513,000	415,530
Deluxe Corp.,
5.000%, due 12/15/12	1,615,000	1,308,150
DirecTV Holdings LLC/ DirecTV Financing Co.,
7.625%, due 05/15/16(1)	1,067,000	965,635
Dycom Industries, Inc.,
8.125%, due 10/15/15	350,000	308,000
Echostar DBS Corp.,
6.625%, due 10/1/14	2,650,000	2,126,625
Edison Mission Energy,
7.000%, due 05/15/17	580,000	522,000
7.200%, due 05/15/19	300,000	264,000

United States—(continued)
Esterline Technologies Corp.,
6.625%, due 03/1/17	900,000	855,000
Exopack Holding, Inc.,
11.250%, due 02/1/14	1,500,000	1,260,000
Ferrell Gas Partners-LP,
6.750%, due 05/1/14(1)	711,000	579,465
FireKeepers Development Authority,
13.875%, due 05/1/15(1)	1,536,000	1,351,680
Ford Motor Credit Co. LLC,
5.625%, due 10/1/08	250,000	249,946
7.375%, due 10/28/09	3,450,000	2,773,683
Freeport-McMoRan Copper & Gold, Inc.,
8.375%, due 04/1/17	800,000	788,000
Freescale Semiconductor, Inc.,
8.875%, due 12/15/14	1,050,000	724,500
Frontier Communications Corp.,
9.000%, due 08/15/31	1,525,000	1,166,625
General Motors Corp.,
7.200%, due 01/15/11	1,600,000	940,000
GMAC LLC,
7.250%, due 03/2/11	1,295,000	612,512
8.000%, due 11/1/31	500,000	188,638
Gulfmark Offshore, Inc.,
7.750%, due 07/15/14	750,000	705,000
Harland Clarke Holdings Corp.,
7.554%, due 05/15/15(3)	1,500,000	975,000
9.500%, due 05/15/15	1,025,000	727,750
Harrah’s Operating Co., Inc.,
10.750%, due 02/1/16(1)	750,000	382,500
Hawker Beechcraft Acquisition Co. LLC / Hawker Beechcraft Notes Co.,
8.500%, due 04/1/15	550,000	503,250
HCA, Inc.,
9.125%, due 11/15/14	250,000	243,125
9.250%, due 11/15/16	250,000	243,125
Helix Energy Solutions Group, Inc.,
9.500%, due 01/15/16(1)	625,000	584,375
Inergy LP/Inergy Finance Corp.,
8.250%, due 03/1/16	875,000	805,000
Ingles Markets, Inc.,
8.875%, due 12/1/11	1,175,000	1,177,938
Interface, Inc.,
10.375%, due 02/1/10	900,000	918,000
Jacobs Entertainment, Inc.,
9.750%, due 06/15/14	1,350,000	904,500
Jefferson Smurfit Corp.,
8.250%, due 10/1/12	500,000	417,500
Key Energy Services, Inc.,
8.375%, due 12/1/14	440,000	422,400
Landry’s Restaurants, Inc.,
9.500%, due 12/15/14	900,000	814,500
LIN Television Corp.,
Series B,
6.500%, due 05/15/13	1,775,000	1,384,500
Linn Energy LLC,
9.875%, due 07/1/18(1)	465,000	404,550
Mediacom LLC / Mediacom Capital Corp.,
9.500%, due 01/15/13	1,240,000	1,109,800
Mirant Americas Generation LLC,
8.300%, due 05/1/11	200,000	192,500
9.125%, due 05/1/31	500,000	385,000
Mirant North America LLC,
7.375%, due 12/31/13	463,000	435,220
Momentive Performance Materials, Inc.,
9.750%, due 12/1/14	1,775,000	1,402,250
MTR Gaming Group, Inc.,
Series B,
9.000%, due 06/1/12	425,000	297,500
9.750%, due 04/1/10	750,000	712,500
Newfield Exploration Co.,
7.125%, due 05/15/18	2,887,000	2,511,690
Nexstar Broadcasting, Inc.,

United States—(continued)
7.000%, due 01/15/14	675,000	506,250
Nexstar Finance Holdings LLC/Nexstar Finance Holdings, Inc.,
11.375%, due 04/1/13(4)	319,590	265,260
Nextel Communications, Inc.,
Series D,
7.375%, due 08/1/15	1,350,000	891,000
NGPL PipeCo LLC,
7.119%, due 12/15/17(1)	300,000	284,739
NRG Energy, Inc.,
7.375%, due 02/1/16	400,000	360,000
7.375%, due 01/15/17	1,650,000	1,501,500
Nustar Logistics,
7.650%, due 04/15/18	2,150,000	2,161,425
Oncor Electric Delivery Co,
6.800%, due 09/1/18(1)	250,000	222,268
Owens-Illinois, Inc.,
7.500%, due 05/15/10	700,000	693,000
Plains Exploration & Production Co.,
7.625%, due 06/1/18	563,000	498,255
Pokagon Gaming Authority,
10.375%, due 06/15/14(1)	653,000	661,163
Psychiatric Solutions, Inc.,
7.750%, due 07/15/15	750,000	697,500
Qwest Communications International, Inc.,
7.250%, due 02/15/11	1,050,000	994,875
Qwest Corp.,
8.875%, due 03/15/12	350,000	343,000
R.H. Donnelley Corp.,
Series A-3,
8.875%, due 01/15/16	1,000,000	340,000
Realogy Corp.,
10.500%, due 04/15/14	400,000	176,000
12.375%, due 04/15/15	250,000	85,000
Reliant Energy, Inc.,
6.750%, due 12/15/14	2,165,000	1,851,075
River Rock Entertainment Authority,
9.750%, due 11/1/11	800,000	736,000

United States - (concluded)
San Pasqual Casino,
8.000%, due 09/15/13(1)	750,000	671,250
Sanmina-SCI Corp.,
5.526%, due 06/15/14(1),(3)	975,000	848,250
8.125%, due 03/1/16	750,000	637,500
Sheridan Group, Inc.,
10.250%, due 08/15/11	975,000	867,750
Smurfit-Stone Container Enterprises, Inc.,
8.000%, due 03/15/17	1,530,000	1,193,400
Southwestern Energy Co.,
7.500%, due 02/1/18(1)	200,000	194,000
SPX Corp.,
7.625%, due 12/15/14(1)	500,000	500,000
Sunguard Data Systems, Inc.,
10.625%, due 05/15/15(1)	481,000	452,140
Texas Competitive Electric Holdings Co. LLC,
10.250%, due 11/1/15(1)	2,345,000	2,116,362
10.250%, due 11/1/15(1)	930,000	839,325
Tropicana Entertainment LLC / Tropicana Finance Corp.,
9.625%, due 12/15/14(2)	300,000	42,000
Tube City IMS Corp.,
9.750%, due 02/1/15	1,625,000	1,446,250
Tunica-Biloxi Gaming Authority,
9.000%, due 11/15/15(1)	600,000	552,000
Unisys Corp.,
8.000%, due 10/15/12	2,025,000	1,640,250
United Rentals North America, Inc.,
6.500%, due 02/15/12	1,470,000	1,227,450
7.750%, due 11/15/13	1,975,000	1,505,937
UnitedHealth Group, Inc.,
6.000%, due 02/15/18	560,000	506,582
Universal Hospital Services, Inc.,
8.500%, due 06/1/15	130,000	121,225
Univision Communications, Inc.,
9.750%, due 03/15/15(1)	400,000	186,000
US Concrete, Inc.,
8.375%, due 04/1/14	2,650,000	2,067,000
Verso Paper Holdings LLC / Verso Paper, Inc.,
Series B,
9.125%, due 08/1/14	300,000	258,000
Vertis, Inc.,
Series B,
10.875%, due 06/15/09(2)	550,000	44,000
Washington Mutual Bank,†
2.891%, due 05/1/09(3)	400,000	96,000
Washington Mutual Preferred Funding LLC,†
9.750%, due 12/15/17(1),(3),(5)	2,700,000	3,375
Whiting Petroleum Corp.,
7.250%, due 05/1/12	1,150,000	1,066,625
Wind Acquisition Finance SA,
10.750%, due 12/1/15(1)	500,000	490,000
Windstream Corp.,
8.625%, due 08/1/16	425,000	392,063
Xerox Capital Trust I,
8.000%, due 02/1/27	1,400,000	1,273,063

Total United States corporate bonds		102,608,558
Total corporate bonds (cost $132,967,452)		108,917,723

US government obligation—8.38%
US Treasury Notes, 4.000%, due 08/15/18
(cost $10,688,586)	10,500,000	10,649,299
Total bonds (cost $143,656,038)		119,567,022

	Shares	Value
Common stocks—0.03%
United States—0.03%
Hotels, restaurants & leisure—0.00%
American Restaurant Group, Inc.*(6)	972	0
Media—0.03%
Knology, Inc.*	3,926	31,683
Aerospace & defense—0.00%
Sabreliner Corp.*(6)	8,400	0
Total United States common stocks		31,683
Total common stocks (cost $153,000)		31,683

	Number of warrants
Warrants—0.00%
Dayton Superior Corp., strike @ $0.01, expires 06/15/09*(1),(6),(7)	225	0
Pliant Corp., strike @ $0.01, expires 06/01/10*(1),(6),(7)	1	0
Total warrants (cost $0)		0

	Shares
Short-term investment—2.82%
Other—2.82%
UBS Supplementary Trust - U.S. Cash Management Prime Fund, 2.85%(8),(9)
(cost $3,588,987)	3,588,987	3,588,987

Total investments—96.88% (cost $147,398,025)		123,187,692
Cash and other assets, less liabilities—3.12%		3,972,348
Net assets—100.00%		$127,160,040

Notes to portfolio of investments

Aggregate cost for federal income tax purposes, which was the same for book purposes, was $147,398,025; and net unrealized depreciation consisted of:

Gross unrealized appreciation	$270,206
Gross unrealized depreciation	(24,480,539)
Net unrealized depreciation	$(24,210,333)

†	As of September 29, 2008, the Fund is no longer accruing income on this security.
*	Non-income producing security.
(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid, unless otherwise noted, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2008, the value of these securities amounted to $23,351,622 or 18.36% of net assets.

(2)	Security is in default.
(3)	Floating rate security — The interest rates shown are the current rates as of September 30, 2008
(4)	Step bond — Coupon rate increases in increments to maturity. Rate disclosed is as of September 30, 2008. Maturity date disclosed is the ultimate maturity date.
(5)	Perpetual bond security. The maturity date reflects the next call date.
(6)	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. At September 30, 2008, the value of these securities amounted to $0 or 0.00% of net assets.
(7)	Security is illiquid. These securities amounted to $0 or 0.00% of net assets.
(8)	Investment in affiliated mutual fund.
(9)	The rate shown reflects the yield at September 30, 2008.

GMAC	General Motors Acceptance Corp.

Restricted securities

Securities	Acquisition dates	Acquisition cost	Acquisition cost as a percentage of net assets	09/30/08 Market value	09/30/08 Market value as a percentage of net assets
Dayton Superior Corp.,
strike @ $0.01, expires 06/15/09	08/07/00	$0	0.00%	$0	0.00%
Pliant Corp.,
strike @ $0.01, expires 06/1/10	10/20/00	0	0.00	0	0.00
		$0	0.00%	$0	0.00%

UBS U.S. Bond Fund

Industry diversification (unaudited)(1)
As a percentage of net assets as of September 30, 2008

Bonds
Corporate bonds
Commercial banks	0.10%
Commercial services	0.21
Consumer finance	0.44
Diversified telecommunication services	0.06
Real estate investment trusts (REITs)	0.10
Total corporate bonds	0.91
Asset-backed securities	1.04
Collateralized debt obligation	0.00 (2)
Commercial mortgage-backed securities	3.58
Mortgage & agency debt securities	33.53
Non US government obligation	1.41
US government obligations	10.39
Total bonds	50.86
Investment companies
UBS Corporate Bond Relationship Fund	15.45
UBS Opportunistic Emerging Markets Debt Relationship Fund	1.40
UBS Opportunistic High Yield Relationship Fund	3.12
UBS U.S. Securitized Mortgage Relationship Fund	23.09
UBS U.S. Treasury Inflation protected Securities Relationship Fund	1.93
Total investment companies	44.99
Short-term investment	12.16
Options purchased	0.12
Investment of cash collateral from securities loaned	3.21
Total investments	111.34
Liabilities, in excess of cash and other assets	(11.34)
Net assets	100.00%

(1) Figures represent the industry breakdown of direct investments of the UBS U.S. Bond Fund.  Figures would be different if a breakdown of the underlying investment companies’ industry diversification was included.

(2) Amount represents less than 0.005%.

UBS U.S. Bond Fund — Portfolio of investments

September 30, 2008 (unaudited)

Security description	Face amount	Value
Bonds—50.86%
Corporate bonds—0.91%
United Kingdom—0.10%
Abbey National PLC,
7.950%, due 10/26/29	$105,000	$101,381

United States—0.81%
AvalonBay Communities, Inc.,
7.500%, due 08/01/09	95,000	95,339
ERAC USA Finance Co.,
8.000%, due 01/15/11(1)	200,000	204,609
Ford Motor Credit Co. LLC,
5.800%, due 01/12/09	300,000	284,843
GMAC LLC,
6.875%, due 09/15/11	350,000	156,165
Verizon New York, Inc.,
Series B, 7.375%, due 04/01/32	70,000	61,105
Total United States corporate bonds		802,061
Total corporate bonds (cost $1,110,572)		903,442

Asset-backed securities—1.04%
United States—1.04%
ACE Securities Corp.,
Series 2006-SL2, Class A,
3.377%, due 01/25/36(2)	302,241	62,996
Conseco Finance,
Series 2001-D, Class M2,
4.217%, due 11/15/32(2)	465,340	152,315
Countrywide Asset-Backed Certificates,
Series 2004-SD1, Class A1,
3.547%, due 06/25/33(1),(2)	84,433	74,077
Fieldstone Mortgage Investment Corp.,
Series 2006-S1, Class A,
3.427%, due 01/25/37(1),(2)	2,168	260
GSAMP Trust,
Series 2006-S1, Class A1,
3.347%, due 11/25/35(2)	204,244	41,239
Series 2006-S3, Class A1,
6.085%, due 05/25/36(3)	638,919	76,670
IndyMac Seconds Asset-Backed Trust,
Series 06-A, Class A,
3.337%, due 06/25/36(2)	177,527	49,903
Merrill Lynch First Franklin Mortgage Loan Trust,
Series 2007-A, Class A1,
4.307%, due 10/25/27(2)	174,806	162,291
Merrill Lynch Mortgage Investors, Inc.,
Series 2006-SL1, Class A,
3.387%, due 09/25/36(2)	82,346	25,865
Morgan Stanley Mortgage Loan Trust,
Series 2006-10SL, Class A1,
3.337%, due 08/25/36(2)	181,251	49,844
SACO I Trust,
Series 2006-3, Class A1,
3.387%, due 04/25/36(2)	158,231	46,136
Structured Asset Securities Corp.,
Series 2005-S7, Class A2,
3.507%, due 12/25/35(1),(2)	416,003	292,564
Total asset-backed securities (cost $2,508,289)		1,034,160

Collateralized debt obligation—0.00%(4)
United States—0.00%(4)
Abacus Ltd.,
Series 2006-10A, Class H,
5.209%, due 10/30/45(1),(2),(5)	400,000	4,000

Commercial mortgage-backed securities—3.58%
United States—3.58%
Banc of America Commercial Mortgage, Inc.,
Series 2002-PB2, Class C,
6.349%, due 06/11/35	945,000	936,842
Bear Stearns Commercial Mortgage Securities Trust,
Series 2006-PW14, Class B,
5.333%, due 12/11/38(1)	400,000	257,185
Series 2000-WF2, Class A2,
7.320%, due 10/15/32(2)	200,000	203,129
GS Alternative Mortgage Product II,
Series 2006-CC1, Class A,
5.501%, due 03/21/46(1),(2)	486,910	243,455
JPMorgan Chase Commercial Alternative Mortgage Product,
Series 2006-CB17, Class A4,
5.429%, due 12/12/43	650,000	564,579
Merrill Lynch/Countrywide Commercial Mortgage Trust,
Series 2006-3, Class B,
5.525%, due 07/12/46(2)	300,000	197,824
Salomon Brothers Mortgage Securities VII, Inc.,
Series 2000-C1, Class A2,
7.520%, due 12/18/09(2)	1,154,073	1,164,624
Total commercial mortgage-backed securities (cost $4,135,452)		3,567,638

Mortgage & agency debt securities—33.53%
United States—33.53%
American Home Mortgage Investment Trust,
Series 2006-3, Class 4A,
3.397%, due 11/25/35(2)	310,691	94,045
Banc of America Funding Corp.,
Series 2007-C, Class XB1,
5.727%, due 05/20/36(2)	224,477	37,151
Chase Mortgage Finance Corp.,
Series 2005-A1, Class 2A2,
5.237%, due 12/25/35(2)	677,420	622,699
Federal Home Loan Bank,††
2.375%, due 04/30/10	1,440,000	1,419,711
4.625%, due 11/19/10	1,920,000	1,924,043
Federal Home Loan Mortgage Corp,††
5.000%, TBA	4,000,000	3,896,249
Federal Home Loan Mortgage Corp. Gold Pools,††
#E01345, 5.500%, due 04/01/18	253,605	257,292
#G04121, 5.500%, due 04/01/38	1,483,890	1,477,187

United States—(continued)
#G04458, 5.500%, due 06/01/38	917,484	913,339
#G04567, 5.500%, due 07/01/38	921,873	917,709
#G04684, 5.500%, due 09/01/38	924,068	919,894
#C63008, 6.000%, due 01/01/32	726,412	739,668
#G01717, 6.500%, due 11/01/29	255,131	264,286
#G01449, 7.000%, due 07/01/32	568,992	598,765
Federal Home Loan Mortgage Corp. REMICs,††
Series 1595, Class D,
7.000%, due 10/15/13	79,546	82,616
Federal National Mortgage Association,††
3.500%, due 04/28/11	800,000	800,778
5.000%, due 10/15/10	775,000	775,681
5.250%, due 08/1/12	165,000	166,907
5.500%, TBA	3,900,000	3,889,034
6.000%, TBA	3,685,000	3,732,212
Federal National Mortgage Association Grantor Trust,††
Series 2000-T6, Class A1,
7.500%, due 06/25/30	310,294	325,701
Federal National Mortgage Association Pools,††
#735661, 5.500%, due 12/01/17	739,578	752,875
#255047, 5.500%, due 01/01/24	936,700	940,809
#357501, 5.500%, due 02/01/24	865,314	869,036
#576764, 5.500%, due 09/01/24	214,028	217,889
#688066, 5.500%, due 03/01/33	427,457	427,797
#688314, 5.500%, due 03/01/33	485,013	485,096
#802481, 5.500%, due 11/01/34	772,782	772,189
#983471, 5.500%, due 05/01/38	918,303	916,451
#545015, 6.000%, due 06/01/16	929,485	951,423
#408267, 6.000%, due 03/01/28	48,409	49,444
#323715, 6.000%, due 05/01/29	50,208	51,281
#522564, 6.000%, due 07/01/29	175,628	179,382
#676733, 6.000%, due 01/01/33	366,923	373,619
#708631, 6.000%, due 06/01/33	62,373	63,472
#253824, 7.000%, due 03/01/31	12,574	13,283
#619809, 7.000%, due 11/01/31	78,194	82,193
Federal National Mortgage Association Whole Loan,††
Series 2004-W12, Class 1A3,
7.000%, due 07/25/44	361,115	378,725
Series 2004-W15, Class 1A3,
7.000%, due 08/25/44	384,549	399,710
Series 1995-W3, Class A,
9.000%, due 04/25/25	2,274	2,478
First Horizon Asset Securities, Inc.,
Series 2004-FL1, Class 1A1,
3.477%, due 02/25/35(2)	50,372	40,334
Government National Mortgage Association Pools,
#2687, 6.000%, due 12/20/28	56,577	57,698
#2794, 6.000%, due 08/20/29	199,400	203,227
#780204, 7.000%, due 07/15/25	4,867	5,145
GSR Mortgage Loan Trust,
Series 2005-4F, Class 3A1,
6.500%, due 04/25/20	533,375	509,706
IndyMac INDX Mortgage Loan Trust,
Series 2005-AR3, Class B1,
5.621%, due 04/25/35(2)	1,101,376	220,275
Morgan Stanley Mortgage Loan Trust,
Series 2004-4, Class 2A,
6.367%, due 09/25/34(2)	4,922	4,407
Residential Asset Securitization Trust,
Series 2004-IP2, Class B1,
5.359%, due 12/25/34(2)	767,570	115,135
Residential Funding Mortgage Securitization I, Inc.,
Series 2006-S6, Class M2,
6.000%, due 07/25/36	1,326,436	331,609
Structured Asset Securities Corp.,
Series 2006-S4, Class A,
3.377%, due 01/25/37(2)	89,346	33,338
WaMu Mortgage Pass-Through Certificates,
Series 2007-HY1, Class 3B2,
5.882%, due 02/25/37(2)	1,099,165	90,571
Total mortgage & agency debt securities (cost $35,387,054)		33,393,564

US government obligations—10.39%
US Treasury Bonds,
4.750%, due 02/15/37(6)	5,510,000	5,893,981
5.375%, due 02/15/31	1,515,000	1,721,537
8.125%, due 08/15/19	285,000	382,501
US Treasury Inflation Indexed Bonds (TIPS),
2.000%, due 01/15/16	2,005,589	1,981,303

US government obligations—(concluded)
US Treasury Notes,
2.375%, due 08/31/10	65,000		65,498
3.875%, due 05/15/18(6)	305,000		307,001
Total US government obligations (cost $10,039,062)			10,351,821

Non US government obligation—1.41%
United Kingdom—1.41%
UK Gilts,
5.250%, due 06/07/12(cost $1,489,917)	GBP	760,000	1,400,889
Total bonds			50,655,514

	Units
Investment companies—44.99%
UBS Corporate Bond Relationship Fund(7)	1,458,496	15,392,383
UBS Opportunistic Emerging Markets Debt Relationship Fund(7)	126,204	1,390,540
UBS Opportunistic High Yield Relationship Fund(7)	242,215	3,115,799
UBS U.S. Securitized Mortgage Relationship Fund(7)	2,740,563	22,994,421
UBS U.S. Treasury Inflation protected Securities Relationship Fund(7)	175,243	1,924,032
Total investment companies (cost $57,974,470)		44,817,175

Short-term investment—12.16%
Other—12.16%
UBS Supplementary Trust - U.S. Cash Management Prime Fund, 2.85%(7),(8) (cost $12,112,362)	12,112,362	12,112,362

	Number of contracts
Options purchased—0.12%
Call options—0.12%
3 Month Euro Euribor Interest Rate Futures, strike @ EUR 96.75, expires September 2009*	128	69,827
30 Day Fed Fund Futures, strike @ USD 98.25, expires December 2008	65	46,045
		115,872
Put option—0.00%
30 Day Fed Fund Futures, strike @ USD 97.25, expires December 2008*	65	677
Total options (cost $62,010)		116,549

	Shares
Investment of cash collateral from securities loaned—3.21%
UBS Supplementary Trust—U.S. Cash Management Prime Fund, 2.85%(7),(8)
(cost $3,200,335)	3,200,335	3,200,335
Total investments—111.34%
(cost $128,419,523)		110,901,935
Liabilities, in excess of cash and other assets—(11.34%)		(11,298,108)
Net assets—100.00%		$99,603,828

Notes to portfolio of investments

Aggregate cost for federal income tax purposes, which was the same for book purposes, was $128,419,523; and net unrealized depreciation consisted of:

Gross unrealized appreciation	$732,703
Gross unrealized depreciation	(18,250,291)
Net unrealized depreciation	$(17,517,588)

††

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.

*	Non-income producing security.
(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid, unless otherwise noted, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2008, the value of these securities amounted to $1,076,150 or 1.08% of net assets.

(2)	Floating rate security — The interest rates shown are the current rates as of September 30, 2008.
(3)	Step bond — Coupon rate increases in increments to maturity. Rate disclosed is as of September 30, 2008. Maturity date disclosed is the ultimate maturity date.
(4)	Amount Represents less than 0.005%.
(5)	Security is illiquid. These securities amounted to $4,000 or 0.00% of net assets.
(6)	Security, or portion thereof, was on loan at September 30, 2008.
(7)	Investment in affiliated mutual fund.
(8)	The rate shown reflects the yield at September 30, 2008.

GMAC	General Motors Acceptance Corp.
GS	Goldman Sachs
GSAMP	Goldman Sachs Mortgage Securities Corp.
GSR	Goldman Sachs Residential
REMIC	Real Estate Mortgage Investment Conduits
TBA

(To be announced) Security is purchased on a forward commitment basis with an approximate principal amount (generally +/-1.0%) and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement, when the specific mortgage pools are assigned.

TIPS

Treasury inflation protected securities (“TIPS”) are debt securities issued by the US Treasury whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. The interest rate paid by the TIPS is fixed, while the principal value rises or falls based on changes in a published Consumer Price Index (“CPI”). Thus, if inflation occurs, the principal and interest payments on the TIPS are adjusted accordingly to protect investors from inflationary loss.  During a deflationary period, the principal and interest payments decrease, although the TIPS principal amounts will not drop below their face amounts at maturity. In exchange for the inflation protection, the TIPS generally pay lower interest rates than typical US Treasury securities. Only if inflation occurs will TIPS offer a higher real yield than a conventional Treasury bond of the same maturity.

Currency type abbreviations:

EUR	Euro
GBP	Great Britain Pound
USD	United States Dollar

Restricted security

Security	Acquisition dates	Acquisition cost	Acquisition cost as a percentage of net assets	09/30/08 Market value	09/30/08 Market value as a percentage of net assets
Abacus Ltd.,
Series 2006-10A, Class H,
5.21%, due 10/30/45	02/23/06	$400,000	0.40%	$4,000	0.00	%(1)

(1) Amount represents less than 0.005%.

Forward foreign currency contracts

UBS U.S. Bond Fund had the following open forward foreign currency contracts as of September 30, 2008:

	Contracts to deliver	In exchange for		Maturity date	Unrealized depreciation
Great Britain Pound	790,000	USD	1,375,011	12/18/08	$(33,304)
Net unrealized depreciation on forward foreign currency contracts

Currency type abbreviation:

USD	United States Dollar

Futures contracts

UBS U.S. Bond Fund had the following open futures contracts as of September 30, 2008:

	Expiration dates	Cost/(proceeds)	Value	Unrealized depreciation
US treasury futures buy contracts:
10 Year US Treasury Notes, 47 contracts (USD)	December 2008	$5,420,128	$5,387,375	$(32,753)

US treasury futures sell contracts:
2 Year US Treasury Notes, 135 contracts (USD)	December 2008	(28,623,998)	(28,814,063)	(190,064)
5 Year US Treasury Notes, 75 contracts (USD)	December 2008	(8,379,962)	(8,417,578)	(37,617)
Net unrealized depreciation on futures contracts				$(260,434)

The segregated aggregate market value of investments delivered to broker to cover margin requirements for the open future positions at September 30, 2008 was $365,948.

Currency type abbreviation:

USD	United States Dollar

Options written

UBS U.S. Bond Fund had the following open options written as of September 30, 2008:

	Expiration dates	Premiums received	Value
Call option
90 Day Euro-Dollar Interest Rate Futures, 108 contracts, strike @ USD 97.00	June 2009	$94,122	$130,950

Put options
90 Day Euro-Dollar Interest Rate Futures, 94 contracts, strike @ USD 95.75	December 2008	34,288	37,600
90 Day Euro-Dollar Interest Rate Futures, 108 contracts, strike @ USD 97.00	June 2009	129,222	141,750
Total put options written		163,510	179,350
Total options written		$257,632	$310,300

The UBS Funds (unaudited)

1. Valuation of investments

Each Fund calculates its net asset value based on the current market value for its portfolio securities. The Funds normally obtain market values for their securities and other instruments from independent pricing sources. Independent pricing sources may use last reported sale prices, current market quotations or valuations from computerized “matrix” systems that derive values based on comparable securities or instruments. Securities traded in the over-the-counter (“OTC”) market and listed on The NASDAQ Stock Market, Inc. (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price available prior to valuation. Securities which are listed on US and foreign stock exchanges normally are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. Securities listed on foreign stock exchanges may be fair valued based on significant events that have occurred subsequent to the close of the foreign markets. Certain funds may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. If a security is valued at a “fair value,” that value is likely to be different from the last quoted market price for the security. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by UBS Global Asset Management (Americas) Inc. (“UBS Global AM”), the investment advisor of the Funds. UBS Global AM is an indirect wholly owned asset management subsidiary of UBS AG, an internationally diversified organization with headquarters in Zurich and Basel, Switzerland and operations in many areas of the financial services industry. If a market value is not readily available from an independent pricing source for a particular security or instrument, that security or instrument is valued at a fair value determined by or under the direction of the Trust’s Board of Trustees (the “Board”). Various factors may be reviewed in order to make a good faith determination of a security’s or instrument’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the securities or instruments; and the evaluation of forces which influence the market in which the securities or instruments are purchased and sold. Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company.

Certain securities in which the Funds invest are traded in markets that close before 4:00 p.m. Eastern Time. Normally, developments that occur between the close of the foreign markets and 4:00 p.m. Eastern Time will not be reflected in the Fund’s NAV. However, if any of the Funds determine that such developments are so significant that they will materially affect the value of the Fund’s securities, the Fund may adjust the previous closing prices to reflect what the Board believes to be the fair value of these securities as of 4:00 p.m. Eastern Time.

Futures contracts are generally valued at the settlement price established each day on the exchange on which they are traded. Forward foreign currency contracts are valued daily using forward exchange rates quoted by independent pricing services. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

In September 2006, the Financial Accounting Standards Board “FASB” issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 requires disclosures surrounding the various inputs that are used in determining the value of the Funds’ investments. These inputs are summarized into the three broad levels listed below.

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs, including but not limited to, quoted prices for similar securities, interest rates, prepayment speeds and credit risk.

Level 3 – Unobservable inputs inclusive of the Funds’ own assumptions in determining the value of investments.

Recurring Measurement Disclosure

The following is a summary of the inputs used as of September 30, 2008 in valuing the Funds’ assets. The Funds may hold securities which have been fair valued in accordance with the Funds’ fair valuation policy as of September 30, 2008, which may result in movement between level 1 and level 2.

UBS Dynamic Alpha Fund
	Measurements at 09/30/08
	Quoted prices in
	active markets for	Significant other	Unobservable
	identical assets	observable inputs	inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Assets
Securities	$222,002,804	$1,073,827,450	$36,307,514	$1,332,137,768
Derivatives	41,440,183	245,187,135	0	286,627,318
Total	$263,442,987	$1,319,014,585	$36,307,514	$1,618,765,086

Liabilities
Securities sold short	$0	$0	$0	$0
Derivatives	(32,614,819)	(216,240,472)	0	(248,855,291)
Total	$(32,614,819)	$(216,240,472)	$0	$(248,855,291)

UBS Global Allocation Fund
	Measurements at 09/30/08
	Quoted prices in
	active markets for	Significant other	Unobservable
	identical assets	observable inputs	inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Assets
Securities	$1,540,377,985	$1,660,311,884	$4,978,413	$3,205,668,282
Derivatives	8,829,855	110,207,612	0	119,037,467
Total	$1,549,207,840	$1,770,519,496	$4,978,413	$3,324,705,749

Liabilities
Securities sold short	$0	$0	$0	$0
Derivatives	(17,205,472)	(132,535,891)	0	(149,741,363)
Total	$(17,205,472)	$(132,535,891)	$0	$(149,741,363)

UBS Global Frontier Fund
	Measurements at 09/30/08
	Quoted prices in
	active markets for	Significant other	Unobservable
	identical assets	observable inputs	inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Assets
Securities	$1,372,763	$84,392,663	$0	$85,765,426
Derivatives	190,672	2,131,702	0	2,322,374
Total	$1,563,435	$86,524,365	$0	$88,087,800

Liabilities
Securities sold short	$0	$0	$0	$0
Derivatives	(464,990)	(7,768,166)	0	(8,233,156)
Total	$(464,990)	$(7,768,166)	$0	$(8,233,156)

UBS Global Equity Fund
	Measurements at 09/30/08
	Quoted prices in
	active markets for	Significant other	Unobservable
	identical assets	observable inputs	inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Assets
Securities	$130,068,967	$127,423,321	$0	$257,492,288
Derivatives	0	11,312,123	0	11,312,123
Total	$130,068,967	$138,701,540	$0	$268,804,411

Liabilities
Securities sold short	$0	$0	$0	$0
Derivatives	0	(11,635,001)	0	(11,635,001)
Total	$0	$(11,635,001)	$0	$(11,635,001)

UBS International Equity Fund
	Measurements at 09/30/08
	Quoted prices in
	active markets for	Significant other	Unobservable
	identical assets	observable inputs	inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Assets
Securities	$13,486,088	$104,741,729	$0	$118,227,817
Derivatives	0	7,768,162	0	7,768,162
Total	$13,486,088	$112,509,891	$0	$125,995,979

Liabilities
Securities sold short	$0	$0	$0	$0
Derivatives	0	(6,688,327)	0	(6,688,327)
Total	$0	$(6,688,327)	$0	$(6,688,327)

UBS U.S. Equity Alpha Fund
	Measurements at 09/30/08
	Quoted prices in
	active markets for	Significant other	Unobservable
	identical assets	observable inputs	inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Assets
Securities	$121,865,023	$0	$0	$121,865,023
Derivatives	0	0	0	0
Total	$121,865,023	$0	$0	$121,865,023

Liabilities
Securities sold short	$(22,123,899)	$0	$0	$(22,123,899)
Derivatives	0	0	0	0
Total	$(22,123,899)	$0	$0	$(22,123,899)

UBS U.S. Large Cap Equity Fund
	Measurements at 09/30/08
	Quoted prices in
	active markets for	Significant other	Unobservable
	identical assets	observable inputs	inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Assets
Securities	$611,129,746	$4,484,515	$0	$615,614,261
Derivatives	45,152	0	0	45,152
Total	$611,174,898	$4,484,515	$0	$615,659,413

Liabilities
Securities sold short	$0	$0	$0	$0
Derivatives	0	0	0	0
Total	$0	$0	$0	$0

UBS U.S. Large Cap Growth Fund
	Measurements at 09/30/08
	Quoted prices in
	active markets for	Significant other	Unobservable
	identical assets	observable inputs	inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Assets
Securities	$100,541,776	$320,719	$0	$100,862,495
Derivatives	0	0	0	0
Total	$100,541,776	$320,719	$0	$100,862,495

Liabilities
Securities sold short	$0	$0	$0	$0
Derivatives	0	0	0	0
Total	$0	$0	$0	$0

UBS U.S. Large-Cap Value Equity Fund
	Measurements at 09/30/08
	Quoted prices in
	active markets for	Significant other	Unobservable
	identical assets	observable inputs	inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Assets
Securities	$81,873,235	$1,179,882	$0	$83,053,117
Derivatives	0	0	0	0
Total	$81,873,235	$1,179,882	$0	$83,053,117

Liabilities
Securities sold short	$0	$0	$0	$0
Derivatives	0	0	0	0
Total	$0	$0	$0	$0

UBS U.S. Mid Cap Growth Equity Fund
	Measurements at 09/30/08
	Quoted prices in
	active markets for	Significant other	Unobservable
	identical assets	observable inputs	inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Assets
Securities	$4,842,813	$57,133	$0	$4,899,946
Derivatives	$0	0	0	0
Total	$0	$57,133	$0	$4,899,946

Liabilities
Securities sold short	$0	$0	$0	$0
Derivatives	0	0	0	0
Total	$0	$0	$0	$0

UBS U.S. Small Cap Growth Fund
	Measurements at 09/30/08
	Quoted prices in
	active markets for	Significant other	Unobservable
	identical assets	observable inputs	inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Assets
Securities	$290,471,393	$40,254,519	$0	$330,725,912
Derivatives	0	0	0	0
Total	$290,471,393	$40,254,519	$0	$330,725,912

Liabilities
Securities sold short	$0	$0	$0	$0
Derivatives	0	0	0	0
Total	$0	$0	$0	$0

UBS Absolute Return Bond Fund
	Measurements at 09/30/08
	Quoted prices in
	active markets for	Significant other	Unobservable
	identical assets	observable inputs	inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Assets
Securities	$0	$157,945,960	$6,180,396	$164,126,356
Derivatives	170,317	2,973,145	0	3,143,462
Total	$170,317	$160,919,105	$6,180,396	$167,289,818

Liabilities
Securities sold short	$0	$0	$0	$0
Derivatives	(480,189)	(2,781,852)	0	(3,262,041)
Total	$(480,189)	$(2,781,852)	$0	$(3,262,041)

UBS Global Bond Fund
	Measurements at 09/30/08
	Quoted prices in
	active markets for	Significant other	Unobservable
	identical assets	observable inputs	inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Assets
Securities	$0	$61,938,280	$2,063,131	$64,001,411
Derivatives	0	5,404,454	0	5,404,454
Total	$0	$67,342,734	$2,063,131	$69,405,865

Liabilities
Securities sold short	$0	$0	$0	$0
Derivatives	0	(4,938,459)	0	(4,938,459)
Total	$0	$(4,938,459)	$0	$(4,938,459)

UBS High Yield Fund
	Measurements at 09/30/08
	Quoted prices in
	active markets for	Significant other	Unobservable
	identical assets	observable inputs	inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Assets
Securities	$31,683	$123,156,009	$0	$123,187,692
Derivatives	0	1,413,616	0	1,413,616
Total	$31,683	$124,569,625	$0	$124,601,308

Liabilities
Securities sold short	$0	$0	$0	$0
Derivatives	0	0	0	0
Total	$0	$0	$0	$0

UBS U.S. Bond Fund
	Measurements at 09/30/08
	Quoted prices in
	active markets for	Significant other	Unobservable
	identical assets	observable inputs	inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Assets
Securities	$0	$110,781,386	$4,000	$110,785,386
Derivatives	65,751	1,280,447	0	1,346,198
Total	$65,751	$112,061,833	$4,000	$112,131,584

Liabilities
Securities sold short	$0	$0	$0	$0
Derivatives	(324,314)	(1,038,038)	0	(1,362,352)
Total	$(324,314)	$(1,038,038)	$0	$(1,362,352)

Level 3 Rollforward Disclosure

The following is a rollforward of the Funds’ assets that were valued using unobservable inputs for the period:

UBS Dynamic Alpha Fund
	Measurements using
	unobservable inputs (Level 3)
	Securities	Derivatives	Total
Assets
Beginning balance	$46,042,814	$0	$46,042,814
Total gains or losses (realized/unrealized) included in earnings	(5,929,093)	0	(5,929,093)
Purchases, sales, issuances, and settlements (net)	(3,806,207)	0	(3,806,207)
Transfers in and/or out of Level 3	0	0	0
Ending balance	$36,307,514	$0	$36,307,514

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at 06/30/08.	$(5,987,557)	$0	$(5,987,557)

UBS Global Allocation Fund
	Measurements using
	unobservable inputs (Level 3)
	Securities	Derivatives	Total
Assets
Beginning balance	$6,975,090	$0	$6,975,090
Total gains or losses (realized/unrealized) included in earnings	(1,107,574)	0	(1,107,574)
Purchases, sales, issuances, and settlements (net)	(221,375)	0	(221,375)
Transfers in and/or out of Level 3	(667,728)	0	(667,728)
Ending balance	$4,978,413	$0	$4,978,413

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at 06/30/08.	$2,437,784	$0	$2,437,784

UBS Absolute Return Bond Fund
	Measurements using
	unobservable inputs (Level 3)
	Securities	Derivatives	Total
Assets
Beginning balance	$8,887,782	$0	$8,887,782
Total gains or losses (realized/unrealized) included in earnings	(1,892,227)	0	(1,892,227)
Purchases, sales, issuances, and settlements (net)	(440,197)	0	(440,197)
Transfers in and/or out of Level 3	(374,962)	0	(374,962)
Ending balance	$6,180,396	$0	$6,180,396

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at 09/30/08.	$(382,753)	$0	$(382,753)

UBS Global Bond Fund
	Measurements using
	unobservable inputs (Level 3)
	Securities	Derivatives	Total
Assets
Beginning balance	$2,967,364	$0	$2,967,364
Total gains or losses (realized/unrealized) included in earnings	(547,789)	0	(547,789)
Purchases, sales, issuances, and settlements (net)	(356,444)	0	(356,444)
Transfers in and/or out of Level 3	0	0	0
Ending balance	$2,063,131	$0	$2,063,131

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at 09/30/08.	$39,622	$0	$39,622

UBS U.S. Bond Fund
	Measurements using
	unobservable inputs (Level 3)
	Securities	Derivatives	Total
Assets
Beginning balance	$255,945	$0	$255,945
Total gains or losses (realized/unrealized) included in earnings	(179,000)	0	(179,000)
Purchases, sales, issuances, and settlements (net)	0	0	0
Transfers in and/or out of Level 3	(72,945)	0	(72,945)
Ending balance	$4,000	$0	$4,000

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at 06/30/08.	$(179,000)	$0	$(179,000)

2. Swap agreements

Certain Funds may engage in swap agreements, including but not limited to interest rate, currency, credit default and total return swap agreements. A Fund expects to enter into these transactions to preserve a return or spread on a particular investment or portion of the portfolio’s duration, to protect against any increase in the price of securities the Fund anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible.

Certain Funds may enter into interest rate swap agreements with another party to receive or pay interest (e.g., an exchange of fixed rate payments for floating rate payments) to protect themselves from interest rate fluctuations. This type of swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to a specified interest rate(s) for a specified amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

Credit default swap agreements involve commitments to make or receive payments in the event of a default or a credit event of a referenced security. As a buyer, the Fund would make periodic payments to the counterparty, and the Fund would receive payments only upon the occurrence of a credit event. If no credit event occurs, the Fund will lose its periodic stream of payments over the term of the contract. However, if a credit event does occur, the Fund typically would receive full notional value for a reference obligation that may have little or no value. As a seller, the Fund would receive periodic payments from the counterparty, and the Fund would make payments only upon the occurrence of a credit event. If no credit event occurs, the Fund will gain the periodic stream of payments it received over the term of the contract. However, if a credit event occurs, the Fund will pay full notional value for a reference obligation that may have little or no value. Credit default swaps may involve greater risks than if the Fund had invested in the reference obligation directly and are subject to general market risk, liquidity risk, counterparty risk and credit risk.

Total return swap agreements involve commitments to pay or receive interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. Total return swaps are marked-to-market daily, and the change, if any, is recorded as unrealized appreciation or depreciation.

The use of swaps involves investment techniques and risks different from those associated with ordinary portfolio security transactions. If UBS Global AM is incorrect in its forecast of market values, interest rates and other applicable factors, the investment performance of the Funds will be less favorable than it would have been if this investment technique was never used. Swaps do not involve the delivery of securities and are subject to counterparty risk. If the other party to a swap defaults and fails to consummate the transaction, a Fund’s risk of loss will consist of the net amount of interest or other payments that the Fund is contractually entitled to receive. Therefore, the Fund would consider the creditworthiness of the counterparty to a swap agreement in evaluating potential credit risk.

The Funds will accrue for interim payments on swap agreements on a daily basis, with the net amount recorded within unrealized appreciation/depreciation of swap agreements on the Statements of assets and liabilities. Once interim payments are settled in cash, the net amount is recorded as realized gain/loss on swap agreements, in addition to realized gain/loss recorded upon the termination of swap agreements on the Statements of operations. Fluctuations in the value of swap agreements are recorded for financial statement purposes as unrealized appreciation or depreciation of swap agreements.

At September 30, 2008 UBS Dynamic Alpha Fund, UBS Global Allocation Fund, UBS Absolute Return Bond Fund, UBS Global Bond Fund and UBS U.S. Bond Fund had outstanding interest rate swap agreements with the following terms:

UBS Dynamic Alpha Fund
Counterparty	Notional amount		Termination dates	Payments made by the Fund		Payments received by the Fund		Value
Barclays Bank PLC	GBP	37,300,000	01/19/36	—	(1)	3.0550	%(2)	$(17,312,504)
Deutsche Bank AG	EUR	119,700,000	07/23/11	—	(3)	4.8517	(2)	1,579,871
Deutsche Bank AG	AUD	462,100,000	08/24/11	—	(4)	6.7500	(2)	4,285,881
Deutsche Bank AG	USD	21,600,000	08/19/13	2.8088	%(5)	4.1110	(2)	87,009
Deutsche Bank AG	USD	11,000,000	10/01/18	4.5460	(2)	—	(6)	(60,506)
Deutsche Bank AG	EUR	30,100,000	07/23/19	4.9477	(2)	—	(7)	(1,050,012)
Deutsche Bank AG	AUD	118,700,000	08/24/19	6.5700	(2)	—	(8)	(2,233,472)
Deutsche Bank AG	GBP	49,000,000	06/27/37	5.2100	(2)	6.1556	(9)	(9,580,555)
Deutsche Bank AG	GBP	54,000,000	06/27/37	—	(1)	3.3150	(2)	(18,365,762)
Goldman Sachs International	CHF	29,000,000	09/01/18	3.2500	(2)	2.8925	(10)	242,900
Goldman Sachs International	JPY	2,400,000,000	02/02/37	2.5230	(2)	0.9988	(11)	(1,133,486)
JPMorgan Chase Bank	USD	122,700,000	06/12/11	—	(6)	5.6100	(2)	4,297,880
JPMorgan Chase Bank	USD	28,600,000	06/12/19	5.8475	(2)	—	(6)	(2,807,922)
Merrill Lynch	USD	267,800,000	03/15/10	2.8188	(5)	3.1926	(2)	162,771
Merrill Lynch	USD	50,000,000	09/15/10	2.8163	(5)	3.7325	(2)	419,100
Merrill Lynch	GBP	286,300,000	11/09/11	—	(12)	5.3000	(2)	3,343,183
Merrill Lynch	USD	93,500,000	08/31/12	2.8100	(5)	3.3652	(2)	(1,797,804)
Merrill Lynch	USD	76,100,000	02/15/15	4.1943	(2)	2.8044	(5)	(33,483)
Merrill Lynch	USD	53,600,000	05/15/16	4.1717	(2)	2.8044	(5)	153,419
Merrill Lynch	GBP	70,200,000	11/09/19	5.1000	(2)	—	(12)	(1,363,089)
Royal Bank of Scotland PLC	JPY	1,600,000,000	05/09/35	2.2513	(2)	0.9834	(11)	24,830
Royal Bank of Scotland PLC	GBP	36,000,000	12/09/35	4.3175	(2)	5.0974	(8)	2,429,673
Royal Bank of Scotland PLC	JPY	1,500,000,000	03/02/36	2.4625	(2)	0.9625	(11)	(521,266)
								$(39,233,344)

(1)

Zero coupon inflation swap. Cash is exchanged at the end of the swap. The dollar amount to be paid/received by the Fund is based on the RPI (Retail Price Index in the UK) as published by the Office of National Statistics.

(2)	Payments made or received are based on the notional amount.
(3)	Rate based on 6 month EURIBOR (GBP EURIBOR). This is a forward starting trade and, as such, a floating rate has not yet been assigned as of September 30, 2008.
(4)	Rate based on 3 month BBSW. This is a forward starting trade and, as such, a floating rate has not yet been assigned as of September 30, 2008.
(5)	Rate based on 3 month LIBOR (USD BBA).
(6)	Rate based on 6 month LIBOR (GBP BBA). This is a forward starting trade and, as such, a floating rate has not yet been assigned as of September 30, 2008.
(7)	Rate based on 6 month EURIBOR (EUR EURIBOR). This is a forward starting trade and, as such, a floating rate has not yet been assigned as of September 30, 2008.
(8)	Rate based on 6 month BBSW. This is a forward starting trade and, as such, a floating rate has not yet been assigned as of September 30, 2008.
(9)	Rate based on 6 month LIBOR (GBP BBA).
(10)	Rate based on 6 month LIBOR (CHF BBA).
(11)	Rate based on 6 month LIBOR (JPY BBA).
(12)	Rate based on 3 month LIBOR (USD BBA). This is a forward starting trade and, as such, a floating rate has not yet been assigned as of September 30, 2008.

BBA	British Banking Association
BBSW	Bank Bill Swap Rate
EURIBOR	Euro Interbank Offered Rate
LIBOR	London Interbank Offered Rate

Currency type abbreviations:
AUD	Australian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	Great Britain Pound
JPY	Japanese Yen
USD	United States Dollar

UBS Global Allocation Fund
Counterparty	Notional amount		Termination dates	Payments made by the Fund		Payments received by the Fund		Value
Goldman Sachs International	USD	124,400,000	03/17/10	2.8163	%(1)	2.6212	%(2)	$(950,403)
Goldman Sachs International	USD	57,200,000	09/15/10	2.8163	(1)	3.6000	(2)	334,374
Deutsche Bank AG	USD	57,200,000	09/15/10	2.8163	(1)	3.6000	(2)	334,374
								$(281,655)

(1)	Rate based on 3 month LIBOR (USD BBA)
(2)	Payments received are based on the notional amount.
BBA	British Banking Association
LIBOR	London Interbank offered Rate

Currency type abbreviation:
USD	United States Dollar

UBS Absolute Return Bond Fund
Counterparty	Notional amount		Termination dates	Payments made by the Fund		Payments received by the Fund		Value
Goldman Sachs International US	USD	13,800,000	09/29/10	3.7688	%(1)	3.5550	%(2)	$34,496
Goldman Sachs International US	GBP	860,000	03/28/37	—	(3)	3.1280	(2)	(360,644)
Goldman Sachs International US	GBP	1,180,000	03/28/37	4.7420	(2)	6.3688	(4)	(75,796)
								$(401,944)

(1)	Rate based on 3 month LIBOR (USD BBA)
(2)	Payments made or received are based on the notional amount.
(3)

Zero coupon inflation swap. Cash is exchanged at the end of the swap. The dollar amount to be paid/received by the Fund is based on the RPI (Retail Price Index in the UK) as published by the Office of National Statistics.

(4)	Rate based on 6 month LIBOR (GBP BBA)

BBA	British Banking Association
LIBOR	London Interbank Offered Rate

Currency type abbreviations:
GBP	Great Britain Pound
USD	United States Dollar

UBS Global Bond Fund
Counterparty	Notional amount		Termination dates	Payments made by the Fund		Payments received by the Fund		Value
Goldman Sachs International	USD	5,000,000	09/29/10	3.7688	%(1)	3.5550	%(2)	$12,499
Goldman Sachs International	GBP	4,900,000	06/13/10	6.1900	(3)	6.3500	(2)	170,154
								$182,653

(1)	Rate based on 3 month LIBOR (USD BBA)
(2)	Payments received are based on the notional amount.
(3)	Rate based on 6 month LIBOR (GBP BBA)
BBA	British Banking Association
LIBOR	London Interbank offered Rate

Currency type abbreviations:
GBP	Great Britain Pound
USD	United States Dollar

UBS U.S. Bond Fund
Counterparty	Notional amount		Termination dates	Payments made by the Fund		Payments received by the Fund		Value
Deutsche Bank AG	7,300,000	USD	09/15/10	2.8163	%(1)	3.6000	%(2)	$42,674
Deutsche Bank AG	9,600,000	EUR	07/23/11	—	(3)	4.8517	(2)	108,644
Deutsche Bank AG	36,100,000	AUD	08/24/11	—	(4)	6.7500	(2)	334,820
Deutsche Bank AG	2,400,000	EUR	07/23/19	4.9477	(2)	—	(3)	(72,415)
Deutsche Bank AG	9,300,000	AUD	08/24/19	6.5700	(2)	—	(5)	(174,990)
Goldman Sachs International	19,600,000	USD	03/17/10	2.8163	(1)	2.6212	(2)	(149,742)
Goldman Sachs International	7,300,000	USD	09/15/10	2.8163	(1)	3.6000	(2)	42,674
JPMorgan Chase Bank	14,100,000	USD	06/12/11	—	(6)	5.6100	(2)	493,888
JPMorgan Chase Bank	3,300,000	USD	06/12/19	5.8475	(2)	—	(6)	(323,991)
Merrill Lynch	20,700,000	GBP	11/09/11	—	(7)	5.3000	(2)	241,718
Merrill Lynch	9,700,000	USD	08/31/12	2.8100	(1)	3.3652	(2)	(186,510)
Merrill Lynch	5,600,000	USD	05/15/16	4.1717	(2)	2.8044	(1)	16,029
Merrill Lynch	5,000,000	GBP	11/09/19	5.1000	(2)	—	(7)	(97,086)
								$275,713

(1)	Rate based on 3 month LIBOR (USD BBA)
(2)	Payments made or received are based on the notional amount.
(3)	Rate based on 6 month EURIBOR (EUR EURIBOR). This is a forward starting trade and, as such, a floating rate has not yet been assigned as of September 30, 2008.
(4)	Rate based on 3 month BBSW. This is a forward starting trade and, as such, a floating rate has not yet been assigned as of September 30, 2008.
(5)	Rate based on 6 month BBSW. This is a forward starting trade and, as such, a floating rate has not yet been assigned as of September, 2008.
(6)	Payments made based on 3 month LIBOR (USD BBA). This is a forward starting trade and, as such, a floating rate has not yet been assigned as of September 30, 2008.
(7)	Rate based on 6 month LIBOR (GBP BBA). This is a forward starting trade and, as such, a floating rate has not yet been assigned as of September 30, 2008.

BBA	British Banking Association
BBSW	Bank Bill Swap Rate
EURIBOR	Euro Interbank Offered Rate
LIBOR	London Interbank Offered Rate

Currency type abbreviations:
AUD	Australian Dollar
EUR	Euro
GBP	Great Britain Pound
USD	United States Dollar

At September 30, 2008 UBS Dynamic Alpha Fund, UBS Global Allocation Fund, UBS Absolute Return Bond Fund, UBS Global Bond Fund and UBS High Yield Fund had outstanding credit default swap agreements with the following terms:

UBS Dynamic Alpha Fund
Counterparty	Notional amount		Termination dates	Payments made by the Fund		Payments received by the Fund		Value
Barclays Bank PLC	USD	111,000,000	12/20/11	1.4000	%(1)	—	(2)	$5,396,815
Barclays Bank PLC	USD	57,000,000	06/20/12	1.2500	(1)	—	(3)	3,574,927
Deutsche Bank AG	USD	13,200,000	12/20/12	0.6000	(1)	—	(4)	629,740
Deutsche Bank AG	USD	30,000,000	12/20/12	2.2500	(1)	—	(5)	2,591,250
Deutsche Bank AG	USD	32,250,000	12/20/12	1.7500	(1)	—	(6)	2,113,760
Deutsche Bank AG	USD	2,300,000	06/20/13	8.1000	(1)	—	(7)	511,134
Deutsche Bank AG	USD	10,000,000	06/20/13	—	(8)	—	(9)	8,925,000
Deutsche Bank AG	USD	10,000,000	06/20/13	—	(9)	3.2500	%(1)	(747,639)
Deutsche Bank AG	USD	12,500,000	06/20/13	2.6500	(1)	—	(10)	325,421
Deutsche Bank AG	USD	39,000,000	06/20/13	3.2500	(1)	—	(9)	2,915,792
Deutsche Bank AG	USD	60,000,000	06/20/13	—	(9)	1.7800	(1)	(999,899)
Deutsche Bank AG	USD	65,000,000	06/20/13	—	(9)	3.2500	(1)	(4,859,653)
Deutsche Bank AG	USD	100,000,000	06/20/13	1.7200	(1)	—	(9)	1,861,745
Deutsche Bank AG	EUR	110,000,000	06/20/13	—	(10)	6.5000	(1)	2,994,564
Deutsche Bank AG	USD	625,000	09/20/13	—	(12)	1.8000	(1)	(37,009)
Deutsche Bank AG	USD	3,100,000	09/20/13	3.5500	(1)	—	(13)	(35,957)
Deutsche Bank AG	USD	3,150,000	09/20/13	1.5800	(1)	—	(14)	42,769
Deutsche Bank AG	USD	9,750,000	08/25/37	—	(15)	0.0900	(1)	(4,708,340)
Deutsche Bank AG	USD	3,250,000	07/25/45	—	(16)	0.5400	(1)	(2,524,893)
Goldman Sachs International	USD	1,250,000	09/20/09	—	(17)	7.0000	(1)	(43,477)
Goldman Sachs International	USD	19,800,000	12/20/12	3.7500	(1)	—	(18)	2,356,027
Goldman Sachs International	USD	131,670,000	12/20/12	—	(18)	3.7500	(1)	(15,667,581)
Goldman Sachs International	USD	12,625,000	06/20/13	5.0000	(1)	—	(19)	1,264,539
Goldman Sachs International	USD	88,000,000	06/20/13	—	(20)	1.5500	(1)	(919,264)
Goldman Sachs International	USD	92,000,000	06/20/13	—	(20)	1.5500	(1)	(961,048)
Goldman Sachs International	USD	134,000,000	06/20/13	—	(19)	5.0000	(1)	(13,421,641)
Goldman Sachs International	USD	625,000	09/20/13	—	(21)	3.5000	(1)	(23,275)
Goldman Sachs International	USD	1,250,000	09/20/13	—	(21)	2.6000	(1)	(89,708)
Goldman Sachs International	USD	1,250,000	09/20/13	—	(12)	1.5300	(1)	(87,573)
Goldman Sachs International	USD	1,250,000	09/20/13	0.9500	(1)	—	(22)	(4,039)
Goldman Sachs International	USD	1,850,000	09/20/13	1.4700	(1)	—	(23)	1,612
Goldman Sachs International	USD	1,850,000	09/20/13	1.5400	(1)	—	(24)	(23,651)
JPMorgan Chase Bank	EUR	44,000,000	06/20/13	—	(11)	6.5000	(1)	1,197,825
Merrill Lynch	USD	10,000,000	06/20/13	—	(9)	—		(8,950,000)
Merrill Lynch	USD	10,000,000	06/20/13	3.2500	(1)	—	(9)	747,639
Merrill Lynch	USD	60,000,000	06/20/13	—	(9)	1.8100	(1)	(1,410,240)
Merrill Lynch	USD	100,000,000	06/20/13	—	(9)	1.7300	(1)	(2,617,777)
Merrill Lynch	USD	104,000,000	06/20/13	3.2500	(1)	—	(9)	7,775,444
Merrill Lynch	USD	3,100,000	09/20/13	2.8500	(1)	—	(25)	(102,917)
Merrill Lynch	USD	3,000,000	12/20/13	3.0500	(1)	—	(26)	76,567
Merrill Lynch	USD	3,100,000	07/25/45	—	(16)	0.5400	(1)	(2,408,359)
								$(15,341,370)

(1)	Payments made or received are based on the notional amount.
(2)

Payment from the counterparty will be received upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligation specified in the Dow Jones CDX.EM Series 6 Index.

(3)

Payment from the counterparty will be received upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligation specified in the Dow Jones CDX.EM Series 7 Index.

(4)

Payment from the counterparty will be received upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligation specified in the Dow Jones CDX.NA.IG Series 9 Index.

(5)

Payment from the counterparty will be received upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligation specified in the Dow Jones LCDX.NA Series 9 Index.

(6)

Payment from the counterparty will be received upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligation specified in the Dow Jones CDX.EM Series 8 Index.

(7)	Payment from the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the INEOS Group Holdings PLC. 7.875% bond, due 02/15/16.
(8)

Zero coupon inflation swap. Cash is exchanged a the end of the swap. The dollar amount to be paid/received by the Fund is based on the RPI (Retail Price Index in the UK) as published by the Office of National Statistics.

(9)

Payment to/from the counterparty will be received upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligation specified in the Dow Jones LCDX.NA Series 10 Index.

(10)

Payment to/from the counterparty will be received upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligation specified in the Dow Jones CDX.EM Series 9 Index.

(11)	Payment to the counterparty will be made upon the occurrence of a succession event with respect to the iTraxx Europe Crossover Series 9 Index.
(12)	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the Citigroup, Inc 6.500% bond, due 01/18/11.
(13)	Payment from the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the Republic of Indonesia 6.7500% bond, due 03/10/14.
(14)	Payment from the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the Republic of Brazil 12.250% bond, due 03/06/30.
(15)

Payment to the counterparty will be received upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligation specified in the ABX.HE.AAA Series 7 Index.

(16)

Payment to the counterparty will be received upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligation specified in the Dow Jones ABX.HE.A Series 6 Index.

(17)	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the International Lease Finance Corp. 4.150% bond, due 01/20/15.
(18)

Payment to/from the counterparty will be made upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligation specified in the Dow Jones CDX.NA.HY Series 9 Index.

(19)

Payment to/from the counterparty will be made upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligation specified in the Dow Jones CDX.NA.HY Series 10 Index.

(20)

Payment to the counterparty will be made upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligation specified in the Dow Jones CDX.NA.IG Series 10 Index.

(21)	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the Wachovia Corp. 3.625% bond, due 02/17/09.
(22)	Payment from the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the Republic Services, Inc. 7.125% bond, due 05/15/09.
(23)	Payment from the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the Ryder System, Inc. 6.9500% bond, due 12/01/25.
(24)	Payment from the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the Black & Decker Corp. 7.125% bond, due 06/01/11.
(25)	Payment from the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the Republic of Panama 8.875% bond, due 09/30/27.
(26)	Payment from the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the American Express 4.875% bond, due 07/15/13.

Currency type abbreviations:

EUR	Euro
USD	United States Dollar

UBS Absolute Return Bond Fund
Counterparty	Notional amount		Termination dates	Payments made by the Fund		Payments received by the Fund		Value
Deutsche Bank AG	USD	1,900,000	12/20/11	0.3800	%(1)	—	(2)	$2,384
Deutsche Bank AG	USD	2,450,000	06/20/13	2.6500	(1)	—	(3)	63,782
Deutsche Bank AG	USD	7,200,000	06/20/13	1.5500	(1)	—	(4)	75,212
Goldman Sachs International	USD	840,000	11/13/08	0.3500	(1)	—	(5)	123
Goldman Sachs International	EUR	230,000	12/20/09	—	(6)	2.0000	%(1)	(2,153)
Goldman Sachs International	EUR	420,000	12/20/09	—	(7)	2.0000	(1)	(2,222)
Goldman Sachs International	EUR	1,650,000	03/20/12	—	(8)	0.1400	(1)	(91,822)
Goldman Sachs International	USD	1,900,000	12/20/12	1.4500	(1)	—	(9)	8,057
Goldman Sachs International	USD	950,000	12/20/13	1.6000	(1)	—	(10)	(14,982)
Goldman Sachs International	EUR	3,700,000	12/20/13	2.2000	(1)	—	(11)	32,256
Goldman Sachs International	USD	6,300,000	06/20/18	—	(12)	0.5390	(1)	(844)
Goldman Sachs International	USD	6,300,000	06/20/18	—	(13)	0.51400	(1)	(3,758)
Merrill Lynch	USD	2,300,000	12/20/12	0.9000	(1)	—	(14)	875,145
								$941,178

(1)	Payments made are based on the notional amount.
(2)	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or restructuring event with respect to the H.J. Heinz Company 6.375% bond, due 07/15/28.
(3)

Payment from the counterparty will be received upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligation specified in the Dow Jones CDX.EM Series 9 Index.

(4)

Payment from the counterparty will be received upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligation specified in the Dow Jones CDX.NA.IG Series 10 Index.

(5)	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or restructuring event with respect to the Bank of Tokyo-Mitsubishi UFJ Ltd 6.750% bond, due 07/15/13.
(6)	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the Hammerson PLC 5.250% bond, due 12/15/16.
(7)	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the British Land 10.250% bond, due 03/26/12.
(8)	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the Credit Suisse Finance Group 3.125% bond, due 09/14/12.
(9)

Payment from the counterparty will be received upon the occurrence of bankruptcy and/or restructuring event with respect to the MDC Holdings, Inc 5.500% bond, due 05/19/13.

iTraxx HiVol Series 9 Index.

(10)	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or restructuring event with respect to the BDK 7.125% bond, due 06/01/11.
(11)	Payments from the counterparty will be received upon the occurrence of a succession event with respect to the iTraxx HiVol Series 10 Index.
(12)	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the Republic of Italy 6.875% bond, due 09/27/23.
(13)	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the Republic of Spain 5.500% bond, due 12/20/17.
(14)	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or restructuring event with respect to the America International Group 4.250% bond, due 05/15/13.

Currency type abbreviations:

EUR	Euro
USD	United States Dollar

UBS Global Bond Fund
Counterparty	Notional amount		Termination dates	Payments made by the Fund		Payments received by the Fund		Value
Goldman Sachs International	USD	300,000	11/13/08	0.3500	%(1)	—	(2)	$44
Goldman Sachs International	EUR	160,000	12/20/09	—	(3)	2.0000	%(1)	(1,498)
Goldman Sachs International	EUR	290,000	12/20/09	—	(4)	2.0000	(1)	(1,534)
Goldman Sachs International	EUR	500,000	04/05/13	0.4800	(1)	—	(5)	39,063
Goldman Sachs International	EUR	500,000	06/28/13	0.3000	(1)	—	(6)	22,461
Goldman Sachs International	USD	700,000	12/20/13	1.6000	(1)	—	(7)	(11,040)
Goldman Sachs International	EUR	500,000	04/10/14	0.6900	(1)	—	(8)	28,789
Goldman Sachs International	USD	1,300,000	09/20/18	—	(9)	0.9300	(1)	4,650
JPMorgan Chase Bank	USD	760,000	03/20/18	—	(10)	1.0500	(1)	9,976
JPMorgan Chase Bank	USD	2,040,000	03/20/18	—	(11)	1.0500	(1)	26,779
JPMorgan Chase Bank	USD	2,100,000	12/20/18	—	(12)	0.4700	(1)	(9,371)
								$108,319

(1)	Payments made are based on the notional amount.
(2)	Payment from the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the Bank of Tokyo-Mitsubishi UFJ Ltd. 6.750% bond , due 07/15/13.
(3)	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the Hammerson PLC 5.250% bond, due 12/15/16.
(4)	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the British Land 10.250% bond, due 03/26/12.
(5)	Payment from the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the Clariant AG 4.375% bond, due 04/05/13.
(6)	Payment from the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the Swedish Match AB 4.625% bond, due 06/28/13.
(7)	Payment from the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the BDK 7.125% bond, due 06/01/11.
(8)	Payment from the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the Casino Guichard-Perrachon 6.000% bond, due 02/27/12.
(9)	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the Republic of Poland 5.250% bond, due 01/15/14.
(10)	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the Republic of Poland 5.250% bond, due 01/15/14.
(11)	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the Republic of Poland 5.250% bond, due 01/15/14.
(12)	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the Republic of Spain 5.500% bond, due 12/20/17.

Currency type abbreviations:
EUR	Euro
USD	United States Dollar

UBS High Yield Fund
Counterparty	Notional amount		Termination date	Payments made by the Fund		Payments received by the Fund		Value
Goldman Sachs International	USD	11,880,000	12/20/12	3.7500	%(1)	—	(2)	$1,413,616

(1)	Payments made are based on the notional amount.
(2)

Payment from the counterparty will be made upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligation specified in the Dow Jones CDX.NA.HY.9 Index.

Currency type abbreviation:
USD	United States Dollar

At September 30, 2008 UBS Dynamic Alpha Fund and UBS Global Frontier Fund had outstanding total return swap agreements with the following terms:

UBS Dynamic Alpha Fund
Counterparty	Notional amount		Termination date	Payments made by the Fund		Payments received by the Fund		Value
Merrill Lynch	GBP	12,990,000	03/31/10	—	(1)	4.5000	%(2)	$(3,105,942)
Merrill Lynch	GBP	28,390,000	03/31/11	—	(1)	1.2500	(2)	(6,319,061)
								$(9,425,003)

(1)	Payment to the counterparty is equal to the negative total return of the IPD UK Annual Index multiplied by the notional amount.
(2)

Fixed payment received is based on the notional amount. The Fund will also receive a payment from the counterparty if the total return of the IPD UK Annual Index is positive equal to the positive return multiplied by the notional amount.

IPD	Institutional Property Databank

Currency type abbreviation:
GBP	Great Britain Pound

UBS Global Frontier Fund
Counterparty	Notional amount		Termination date	Payments made by the Fund		Payments received by the Fund		Value
Goldman Sachs International	USD	51,145,089.93	09/01/10	5.1900	%(1)	—	(2)	$(4,871,677)

(1)	Payment made based on 1 month LIBOR (USD BBA) plus 65 basis points.
(2)	Payment is equal to the total return of the UBS Global Securities Relationship Fund.
BBA	British Banking Association
LIBOR	London Interbank Offered Rate

Currency type abbreviation:
USD	United States Dollar

3. Option writing

Certain Funds may write (sell) put and call options on foreign or US securities indices in order to gain exposure to or protect against changes in the markets. When a Fund writes a call or a put option, an amount equal to the premium received by the Fund is included in the Fund’s Statement of assets and liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. If an option which the Fund has written either expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security or derivative instrument, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund recognizes a realized gain or loss (long-term or short-term, depending on the holding period of the underlying security) from the sale of the underlying security or derivative instrument and the proceeds from the sale are increased by the premium originally received. If a put option which the Fund has written is exercised, the amount of the premium originally received reduces the cost of the security or derivative instrument which the Fund purchases upon exercise of the option.

In writing an option, the Funds bear the market risk of an unfavorable change in the price of the derivative instrument, security or currency underlying the written option. Exercise of an option written by a Fund could result in the Fund selling or buying a derivative instrument, security or currency at a price different from current market value.

Written option activity for the period ended September 30, 2008 for UBS Dynamic Alpha Fund was as follows:

	Number of contracts	Amount of premiums received
Options outstanding at June 30, 2008	220	$131,652
Options written	19,004	18,354,833
Options terminated in closing purchase transactions	(13,866)	(8,732,745)
Options expired prior to exercise	—	—
Options exercised	—	—
Options outstanding at September 30, 2008	5,358	$9,753,740

Written option activity for the period ended September 30, 2008 for UBS U.S. Bond Fund was as follows:

	Number of contracts	Amount of premiums received
Options outstanding at June 30, 2008	—	$—
Options written	526	517,529
Options terminated in closing purchase transactions	(216)	(259,897)
Options expired prior to exercise	—	—
Options exercised	—	—
Options outstanding at September 30, 2008	310	$257,632

4. Short sales

UBS U.S. Equity Alpha Fund (“Equity Alpha”) enters into short sales whereby it sells a security it generally does not own, in anticipation of a decline in the security’s price. The initial amount of a short sale is recorded as a liability which is marked to market daily. Fluctuations in the value of this liability are recorded as unrealized gains or losses on the Statement of operations. If Equity Alpha shorts a security when also holding a long position in the security (a “short against the box”), as the security price declines, the short position increases in value, offsetting the long position’s decrease in value. The opposite effect occurs if the security price rises. Equity Alpha will realize a gain or loss upon closing of the short sale (returning the security to the counterparty by way of purchase or delivery of a long position owned). Equity Alpha is liable to the buyer for any dividends payable on securities while those securities are in a short position. These dividends are booked as an expense of the Fund. Equity Alpha designates collateral consisting of cash, US government securities or other liquid assets sufficient to collateralize the market value of short positions. Equity Alpha is charged a securities loan fee equal to 0.40% of short market value in connection with short sale transactions.

The UBS Dynamic Alpha Fund, UBS U.S. Large Cap Growth Fund, UBS U.S. Mid Cap Growth Equity Fund, UBS U.S. Small Cap Growth Fund, UBS Absolute Return Bond Fund and UBS High Yield Fund may, from time to time, sell securities short. There were no short positions, as of September 30, 2008, for any of these funds.

5. Transaction with affiliated

The Funds may invest in units of certain affiliated investment companies also advised or managed by the Advisor. The Funds pay no management fees to these affiliated investment companies. Investments in affiliated investment companies for the period ended September 30, 2008 were as follows:

UBS Dynamic Alpha Fund

Affiliated investment companies	Value 06/30/08	Purchases	Sales proceeds	Net realized gain (loss)	Change in net unrealized appreciation (depreciation)	Value 09/30/08	% of net assets
UBS Opportunistic Emerging Markets Debt Relationship Fund	31,123,202	—	—	—	(2,306,983)	28,816,219	1.90%
UBS U.S. Equity Alpha Relationship Fund	260,446,522	—	20,000,000	2,405,053	(18,335,757)	224,515,818	14.82%
UBS U.S. Large Cap Equity Relationship Fund	236,295,588	—	82,500,000	(489,922)	(13,521,626)	139,784,040	9.23%
UBS U.S. Large Cap Growth Equity Relationship Fund	176,426,742	—	—	—	(27,557,565)	148,869,177	9.82%
	$704,292,054	$—	$102,500,000)	$1,915,131	$(61,721,932	$541,985,253	35.77%

UBS Global Allocation Fund

Affiliated investment companies	Value 06/30/08	Purchases	Sales proceeds	Net realized gain (loss)	Change in net unrealized appreciation (depreciation)	Value 09/30/08	% of net assets
UBS Corporate Bond Relationship Fund	$148,281,970	$—	$32,050,000	$1,151,016	$(17,527,490)	$99,855,496	3.17%
UBS Emerging Markets Equity Relationship Fund	39,033,323	37,717,122	—	—	(19,349,253)	57,401,192	1.82%
UBS High Yield Relationship Fund	194,179,949		10,000,000	(25,234)	(11,352,385)	172,802,330	5.48%
UBS Small-Cap Equity Relationship Fund	121,624,213	23,000,000	24,000,000	9,511,223	(13,203,446)	116,931,990	3.71%
UBS U.S. Securitized Mortgage Relationship Fund	281,506,651		91,000,000	(36,995,744)	6,172,903	159,683,810	5.06%
UBS U.S. Treasury Inflation Protected Securities Relationship Fund	—						0.00%
	$784,626,106	$60,717,122	$157,050,000	$(26,358,739)	$(55,259,671)	$606,674,818	19.24%

UBS Global Frontier Fund

Affiliated investment companies	Value 06/30/08	Purchases	Sales proceeds	Net realized gain (loss)	Change in net unrealized appreciation (depreciation)	Value 09/30/08	% of net assets
UBS Corporate Bond Relationship Fund	$4,404,488	$—	$1,650,000	$(149,543)	$(385,815)	$2,219,130	2.59%
UBS High Yield Relationship Fund	6,447,333	—	1,500,000	3,555	(314,766)	4,636,122	5.40%
UBS International Equity Relationship Fund	22,425,696	4,600,000	1,000,000	(164,151)	(3,978,382)	21,883,163	25.51%
UBS U.S. Large Cap Equity Relationship Fund	45,597,924	3,800,000	13,500,000	(1,904,570)	(767,860)	33,225,494	38.73%
UBS U.S. Large Cap Growth Equity Relationship Fund	7,669,685	500,000	—	—	(1,263,996)	6,905,689	8.05%
UBS U.S. Securitized Mortgage Relationship Fund	11,109,933	—	7,200,000	(3,208,756)	1,993,310	2,694,487	3.14%
	$97,655,059	$8,900,000	$24,850,000	$(5,423,465)	$(4,717,509)	$71,564,085	83.42%

UBS Global Equity Fund

Affiliated investment companies	Value 06/30/08	Purchases	Sales proceeds	Net realized gain (loss)	Change in net unrealized appreciation (depreciation)	Value 09/30/08	% of net assets
UBS Emerging Markets Equity Completion Relationship Fund	$19,440,931	$—	$—	$—	$(5,181,772)	14,259,159	5.55%
	$19,440,931	$—	$—	$—	$(5,181,772)	$14,259,159	5.55%

UBS International Equity Fund

Affiliated investment companies	Value 06/30/08	Purchases	Sales proceeds	Net realized gain (loss)	Change in net unrealized appreciation (depreciation)	Value 09/30/08	% of net assets
UBS Emerging Markets Equity Completion Relationship Fund	$8,941,330	$—	$—	$—	$(2,383,216)	$6,558,114	5.60%
	$8,941,330	$—	$—	$—	$(2,383,216)	$6,558,114	5.60%

UBS Absolute Return Bond Fund

Affiliated investment companies	Value 06/30/08	Purchases	Sales proceeds	Net realized gain (loss)	Change in net unrealized appreciation (depreciation)	Value 09/30/08	% of net assets
UBS U.S. Securitized Mortgage Relationship Fund	$16,855,873	$—	$—	$—	$(2,259,164)	14,596,709	8.15%

UBS Global Bond Fund

Affiliated investment companies	Value 06/30/08	Purchases	Sales proceeds	Net realized gain (loss)	Change in net unrealized appreciation (depreciation)	Value 09/30/08	% of net assets
UBS U.S. Securitized Mortgage Relationship Fund	$2,503,477	$—	$2,244,086	$(923,617)	$664,226	$—	0.00%

UBS U.S. Bond Fund

Affiliated investment companies	Value 06/30/08	Purchases	Sales proceeds	Net realized gain (loss)	Change in net unrealized appreciation (depreciation)	Value 09/30/08	% of net assets
UBS Corporate Bond Relationship Fund	$15,773,933	$1,900,000	$—	$—	$(2,281,550)	$15,392,383	15.45%
UBS Opportunistic Emerging Markets Debt Relationship Fund	2,535,877	—	995,000	111,812	(262,149)	1,390,540	1.40%
UBS Opportunistic High Yield Relationship Fund	5,682,700	—	2,500,000	32,520	(99,421)	3,115,800	3.13%
UBS U.S. Securitized Mortgage Relationship Fund	26,553,316	—	—	—	(3,558,895)	22,994,421	23.09%
	$50,545,826	$1,900,000	$3,495,000	$144,333	$(6,202,015)	$42,893,144	43.07%

The Funds may invest in shares of the UBS Supplementary Trust — U.S. Cash Management Prime Fund (“Supplementary Trust”). Supplementary Trust is managed by the Advisor and is offered as a cash management option only to mutual funds and certain other accounts managed by the Advisor. Supplementary Trust pays no management fees to the Advisor. Distributions received from Supplementary Trust are reflected as affiliated interest income or as securities lending — net in the Statements of operations. Amounts relating to those investments at September 30, 2008 and for the period then ended were as follows:

UBS Supplementary Trust—U.S. Cash Management Prime Fund (“Supplementary Trust”)

Fund	Value 06/30/08	Purchases	Sales proceeds	Net income earned	Value 09/30/08
UBS Dynamic Alpha Fund	$40,016,466	$7,653,912	$40,016,466	$118,768	$7,653,912
UBS Global Allocation Fund	127,995,357	325,711,460	361,682,331	369,503	92,024,486
UBS Global Equity Fund	6,322,847	25,497,389	29,137,697	13,313	2,682,539
UBS International Equity Fund	6,962,760	25,052,233	30,175,465	152,272	1,839,528
UBS U.S. Large Cap Equity Fund	28,079,902	58,161,744	81,757,132	84,122	4,484,514
UBS U.S. Large Cap Growth Fund	823,300	28,720,944	29,223,525	7,306	320,719
UBS U.S. Large Cap Value Equity Fund	614,765	5,886,984	5,321,867	6,071	1,179,882
UBS U.S. Small Cap Growth Fund	87,899,726	66,330,095	113,975,302	281,950	40,254,519
UBS Global Bond Fund	4,156,388	21,521,585	22,845,426	22,566	2,832,547
UBS High Yield Fund	3,979,048	15,042,399	15,432,460	19,815	3,588,987
UBS U.S. Bond Fund	4,115,354	34,997,799	23,800,456	(87,651)	15,312,697

The Funds may invest in units of the UBS Cash Management Prime Relationship Fund (“Cash Prime”). Cash Prime is offered as a cash management option only to mutual funds and certain other accounts. Distributions received from Cash Prime are reflected as affiliated interest income in the Statements of operations. Amounts relating to those investments at September 30, 2008 were as follows:

UBS Cash Management Prime Relationship Fund (“Cash Prime”)

Fund	Value 06/30/08	Purchases	Sales proceeds	Interest income	Value 09/30/08
UBS Dynamic Alpha Fund	$87,629,852	$290,768,921	$317,967,505	$136,728	$60,431,268
UBS Global Frontier Fund	—	18,488,109	13,564,979	9,714	4,923,129
UBS U.S. Equity Alpha Fund	—	11,372,060	11,372,060	6,862	—
UBS U.S. Mid Cap Growth Equity Fund	25,013	386,072	353,952	505	57,133
UBS Absolute Return Bond Fund	36,317,035	34,921,905	48,945,267	(1,140,174)	22,293,675

6. Securities lending

Each Fund may lend portfolio securities up to 33 1/3% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, US government securities or irrevocable letters of credit in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. Each Fund will regain ownership of loaned securities to exercise certain beneficial rights; however, each Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, US government securities or irrevocable letters of credit held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. The Funds monitor the market value of securities loaned on a daily basis and initially require collateral against the loaned securities in an amount at least equal to 102% of the value of domestic securities loaned and 105% of the value of foreign securities loaned.

UBS Dynamic Alpha Fund. UBS Global Allocation Fund, UBS Global Equity Fund, UBS International Equity Fund, UBS U.S. Small Cap Growth Fund and UBS U.S. Bond Fund loaned securities to certain qualified broker-dealers, with the Funds’ custodian acting as the Funds’ lending agent. Cash collateral received is invested in interest bearing securities, which are included in the Portfolios of investments. In addition, the UBS Global Allocation Fund received US Government Agency securities as collateral amounting to $340,072, which cannot be resold. The value of loaned securities and related collateral outstanding at September 30, 2008 were as follows:

	Market	Total collateral	Market value of
	value of	received from	investments of cash
Fund	securities loaned	securities loaned	collateral received
UBS Dynamic Alpha Fund	$7,351,325	$7,653,912	$7,653,912
UBS Global Allocation Fund	33,372,367	34,563,392	34,223,321
UBS Global Equity Fund	336,154	345,851	345,851
UBS International Equity Fund	1,613,830	1,694,674	1,694,674
UBS U.S. Small Cap Growth Fund	39,240,568	40,254,519	40,254,519
UBS U.S. Bond Fund	3,139,015	3,200,335	3,200,335

For more information regarding the Funds’ other significant accounting policies, please refer to the Funds’ annual report to shareholders dated June 30, 2008.

Item 2.  Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)         The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

(a)         Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act is attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The UBS Funds

By:	/s/ Kai R. Sotorp
Kai R. Sotorp
President

Date:	December 1, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kai R. Sotorp
Kai R. Sotorp
President

Date:	December 1, 2008

By:	/s/ Thomas Disbrow
Thomas Disbrow
Treasurer and Principal Accounting Officer

Date:	December 1, 2008